UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23850

Aristotle Funds Series Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

Richard Schweitzer

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Name and address of agent for service)

(844-274-7885)

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period: April 1, 2023 – September 30, 2023

Item 1. Reports to Stockholders.

(a)

ARISTOTLE
FUNDS

ARISTOTLE FUNDS SERIES TRUST
SEMI-ANNUAL REPORT

As of September 30, 2023 (Unaudited)

WWW.ARISTOTLEFUNDS.COM

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS
Expense Example	A1
Schedules of Investments	A5
Financial Statements
Statements of Assets and Liabilities	B-1
Statements of Operations	B-4
Statements of Changes in Net Assets	B-7
Financial Highlights	B-17
Notes to Financial Statements	C-1
Initial Approval of Advisory and Sub-Advisory Agreements	D-1
Statement Regarding the Trust’s Liquidity Risk Management Program	D-2
Additional Notices	D-3

Aristotle Funds Series Trust
Expense Example
September 30, 2023 (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include management fees, distribution and/or service fees, and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from April 1, 2023 to September 30, 2023, except as otherwise noted below.

Actual Return

The actual return sections of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid during this period.

The example includes, but is not limited to, management fees (consisting of an advisory fee and a supervision and administration fee), distribution and servicing fees, and other expenses borne prior to the conversion, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Return (for Comparison Purposes)

The hypothetical return sections of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expense Example

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio based on the period April 1, 2023- September 30, 2023	Expenses Paid During Period April 1, 2023- September 30, 2023
Aristotle Core Income Fund
Actual Return(c)
Class A	$1,000.00	$974.80	0.85%	$4.20
Class C	$1,000.00	$971.20	1.60%	$7.88
Class I	$1,000.00	$976.30	0.56%	$2.77
Class I-2	$1,000.00	$976.40	0.55%	$2.72
Hypothetical Return(b)
Class A	$1,000.00	$1,020.75	0.85%	$4.29
Class C	$1,000.00	$1,017.00	1.60%	$8.07
Class I	$1,000.00	$1,022.20	0.56%	$2.83
Class I-2	$1,000.00	$1,022.25	0.55%	$2.78
Aristotle ESG Core Bond Fund
Actual Return(c)
Class I	$1,000.00	$969.20	0.48%	$2.36
Class I-2	$1,000.00	$969.20	0.48%	$2.36
Hypothetical Return(b)
Class I	$1,000.00	$1,022.60	0.48%	$2.43
Class I-2	$1,000.00	$1,022.60	0.48%	$2.43

A1

Aristotle Funds Series Trust
Expense Example (Continued)
September 30, 2023 (Unaudited)

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio based on the period April 1, 2023- September 30, 2023	Expenses Paid During Period April 1, 2023- September 30, 2023
Aristotle Floating Rate Income Fund
Actual Return(c)
Class A	$1,000.00	$1,064.20	1.02%	$5.26
Class C	$1,000.00	$1,060.30	1.77%	$9.12
Class I	$1,000.00	$1,066.10	0.69%	$3.56
Class I-2	$1,000.00	$1,065.40	0.77%	$3.98
Hypothetical Return(b)
Class A	$1,000.00	$1,019.90	1.02%	$5.15
Class C	$1,000.00	$1,016.15	1.77%	$8.92
Class I	$1,000.00	$1,021.55	0.69%	$3.49
Class I-2	$1,000.00	$1,021.15	0.77%	$3.89
Aristotle High Yield Bond Fund
Actual Return(c)
Class A	$1,000.00	$1,020.10	0.95%	$4.80
Class C	$1,000.00	$1,017.20	1.70%	$8.57
Class I	$1,000.00	$1,021.90	0.71%	$3.59
Class I-2	$1,000.00	$1,021.30	0.70%	$3.54
Hypothetical Return(b)
Class A	$1,000.00	$1,020.25	0.95%	$4.80
Class C	$1,000.00	$1,016.50	1.70%	$8.57
Class I	$1,000.00	$1,021.45	0.71%	$3.59
Class I-2	$1,000.00	$1,021.50	0.70%	$3.54
Aristotle Short Duration Income Fund
Actual Return(c)
Class A	$1,000.00	$1,013.70	0.75%	$3.78
Class C	$1,000.00	$1,009.90	1.50%	$7.54
Class I	$1,000.00	$1,016.30	0.45%	$2.27
Class I-2	$1,000.00	$1,014.90	0.50%	$2.52
Hypothetical Return(b)
Class A	$1,000.00	$1,021.25	0.75%	$3.79
Class C	$1,000.00	$1,017.50	1.50%	$7.57
Class I	$1,000.00	$1,022.75	0.45%	$2.28
Class I-2	$1,000.00	$1,022.50	0.50%	$2.53
Aristotle Strategic Income Fund
Actual Return(c)
Class A	$1,000.00	$1,005.70	0.94%	$4.71
Class C	$1,000.00	$1,001.00	1.69%	$8.45
Class I	$1,000.00	$1,006.30	0.64%	$3.21
Class I-2	$1,000.00	$1,006.00	0.69%	$3.46
Hypothetical Return(b)
Class A	$1,000.00	$1,020.30	0.94%	$4.75
Class C	$1,000.00	$1,016.55	1.69%	$8.52
Class I	$1,000.00	$1,021.80	0.64%	$3.23
Class I-2	$1,000.00	$1,021.55	0.69%	$3.49

A2

Aristotle Funds Series Trust
Expense Example (Continued)
September 30, 2023 (Unaudited)

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio based on the period April 1, 2023- September 30, 2023	Expenses Paid During Period April 1, 2023- September 30, 2023
Aristotle Ultra Short Income Fund
Actual Return
Class A(a)	$1,000.00	$1,023.20	0.57%	$2.63
Class I(c)	$1,000.00	$1,027.70	0.32%	$1.62
Class I-2(c)	$1,000.00	$1,027.70	0.32%	$1.62
Hypothetical Return(b)
Class A	$1,000.00	$1,022.40	0.57%	$2.63
Class I	$1,000.00	$1,023.40	0.32%	$1.62
Class I-2	$1,000.00	$1,023.40	0.32%	$1.62
Aristotle Core Equity Fund II
Actual Return(a)
Class I	$1,000.00	$1,030.00	0.66%	$3.06
Hypothetical Return(b)
Class I	$1,000.00	$1,021.99	0.66%	$3.04
Aristotle Growth Equity Fund
Actual Return(c)
Class I	$1,000.00	$1,066.30	0.70%	$3.62
Hypothetical Return(b)
Class I	$1,000.00	$1,021.50	0.70%	$3.54
Aristotle International Equity Fund II
Actual Return(a)
Class I	$1,000.00	$972.00	0.79%	$3.55
Hypothetical Return(b)
Class I	$1,000.00	$1,021.40	0.79%	$3.64
Aristotle Small Cap Equity Fund II
Actual Return(c)
Class A	$1,000.00	$953.10	1.16%	$5.66
Class C	$1,000.00	$950.10	1.91%	$9.31
Class I-2	$1,000.00	$954.20	0.91%	$4.45
Class R6	$1,000.00	$955.50	0.85%	$4.16
Hypothetical Return(b)
Class A	$1,000.00	$1,019.20	1.16%	$5.86
Class C	$1,000.00	$1,015.45	1.91%	$9.62
Class I-2	$1,000.00	$1,020.45	0.91%	$4.60
Class R6	$1,000.00	$1,020.75	0.85%	$4.29
Aristotle Small/Mid Cap Equity Fund
Actual Return(c)
Class A	$1,000.00	$976.30	1.16%	$5.73
Class C	$1,000.00	$971.90	1.91%	$9.42
Class I	$1,000.00	$977.90	0.85%	$4.20
Class I-2	$1,000.00	$977.80	0.91%	$4.50
Hypothetical Return(b)
Class A	$1,000.00	$1,019.20	1.16%	$5.86
Class C	$1,000.00	$1,015.45	1.91%	$9.62
Class I	$1,000.00	$1,020.75	0.85%	$4.29
Class I-2	$1,000.00	$1,020.45	0.91%	$4.60

A3

Aristotle Funds Series Trust
Expense Example (Continued)
September 30, 2023 (Unaudited)

	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio based on the period April 1, 2023- September 30, 2023	Expenses Paid During Period April 1, 2023- September 30, 2023
Aristotle Portfolio Optimization Aggressive-Growth Fund
Actual Return(c)
Class A	$1,000.00	$1,011.90	0.70%	$3.52
Class C	$1,000.00	$1,007.90	1.45%	$7.28
Class I-2	$1,000.00	$1,013.50	0.45%	$2.27
Hypothetical Return(b)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class C	$1,000.00	$1,017.75	1.45%	$7.31
Class I-2	$1,000.00	$1,022.75	0.45%	$2.28
Aristotle Portfolio Optimization Conservative Fund
Actual Return(c)
Class A	$1,000.00	$993.60	0.70%	$3.49
Class C	$1,000.00	$988.90	1.45%	$7.21
Class I-2	$1,000.00	$994.70	0.45%	$2.24
Hypothetical Return(b)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class C	$1,000.00	$1,017.75	1.45%	$7.31
Class I-2	$1,000.00	$1,022.75	0.45%	$2.28
Aristotle Portfolio Optimization Growth Fund
Actual Return(c)
Class A	$1,000.00	$1,005.80	0.70%	$3.51
Class C	$1,000.00	$1,001.00	1.45%	$7.25
Class I-2	$1,000.00	$1,006.70	0.45%	$2.26
Hypothetical Return(b)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class C	$1,000.00	$1,017.75	1.45%	$7.31
Class I-2	$1,000.00	$1,022.75	0.45%	$2.28
Aristotle Portfolio Optimization Moderate-Conservative Fund
Actual Return(c)
Class A	$1,000.00	$994.70	0.70%	$3.49
Class C	$1,000.00	$992.30	1.45%	$7.22
Class I-2	$1,000.00	$996.90	0.45%	$2.25
Hypothetical Return(b)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class C	$1,000.00	$1,017.75	1.45%	$7.31
Class I-2	$1,000.00	$1,022.75	0.45%	$2.28
Aristotle Portfolio Optimization Moderate Fund
Actual Return(c)
Class A	$1,000.00	$1,004.00	0.70%	$3.51
Class C	$1,000.00	$1,000.00	1.45%	$7.25
Class I-2	$1,000.00	$1,005.00	0.45%	$2.26
Hypothetical Return(b)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class C	$1,000.00	$1,017.75	1.45%	$7.31
Class I-2	$1,000.00	$1,022.75	0.45%	$2.28

(a)

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 167/366 to reflect the period from inception to September 30, 2023.

(b)	5% annualized return before expenses.
(c)

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the half-year period.

A4

Aristotle Core Income Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
CORPORATE BONDS — 43.6%

Communications — 2.0%
AT&T, Inc.
3.50%, 09/15/2053	$4,865,000	$3,008,506
3.85%, 06/01/2060	4,550,000	2,903,859
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	2,848,800
3.85%, 04/01/2061	7,600,000	4,252,424
Comcast Corp.
5.35%, 05/15/2053	3,000,000	2,737,836
T-Mobile USA, Inc.
3.38%, 04/15/2029	1,600,000	1,408,727
5.05%, 07/15/2033	7,200,000	6,682,752
5.20%, 01/15/2033	3,000,000	2,833,203
Verizon Communications, Inc.
3.40%, 03/22/2041	7,550,000	5,356,171
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,500,000	1,934,859
Total Communications		33,967,137

Consumer Discretionary — 2.9%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (a)	9,000,000	8,080,832
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/2029 (a)	4,000,000	3,723,501
British Airways 2019-1 Class A Pass Through Trust
Series PTT, 3.35%, 06/15/2029 (a)	1,853,346	1,649,862
Delta Air Lines, Inc. / SkyMiles IP Ltd. (a)
4.50%, 10/20/2025	3,000,266	2,915,312
4.75%, 10/20/2028	2,000,000	1,901,424
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,877,864
2.70%, 08/10/2026	2,225,000	1,987,750
3.38%, 11/13/2025	4,475,000	4,155,780
4.54%, 08/01/2026	1,725,000	1,620,797
Genting New York LLC / GENNY Capital, Inc.
3.30%, 02/15/2026 (a)	2,000,000	1,775,440
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (a)
4.88%, 07/01/2031	2,850,000	2,326,274
5.00%, 06/01/2029	2,000,000	1,737,272
Kohl’s Corp.
4.63%, 05/01/2031	3,000,000	2,020,350
Las Vegas Sands Corp.
3.90%, 08/08/2029	1,889,000	1,614,497
Marriott International, Inc.
2.75%, 10/15/2033	6,150,000	4,644,178
Masco Corp.
7.75%, 08/01/2029	2,000,000	2,170,540
Meritage Homes Corp.
3.88%, 04/15/2029 (a)	1,500,000	1,291,770
Total Consumer Discretionary		45,493,443

	Par	Value
Consumer Staples — 2.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$2,050,000	$1,787,957
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	4,000,000	3,171,525
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	5,000,000	4,836,100
Constellation Brands, Inc.
4.90%, 05/01/2033	3,000,000	2,786,192
General Mills, Inc.
4.95%, 03/29/2033	4,550,000	4,266,438
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034 (a)	3,250,000	3,165,160
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032	3,000,000	2,266,085
5.75%, 04/01/2033	1,000,000	915,813
Keurig Dr Pepper, Inc.
4.50%, 04/15/2052	2,200,000	1,738,532
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,500,000	5,069,063
Mars, Inc.
4.65%, 04/20/2031 (a)	3,000,000	2,855,933
McCormick & Co., Inc.
4.95%, 04/15/2033	4,450,000	4,144,430
Total Consumer Staples		37,003,228

Energy — 2.3%
Cheniere Energy Partners LP
4.50%, 10/01/2029	5,000,000	4,532,966
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
7.38%, 02/01/2031 (a)	4,800,000	4,894,104
Enbridge, Inc.
7.38% (5 yr. CMT Rate + 3.71%), 01/15/2083 (b)	3,001,000	2,861,359
Energy Transfer LP
5.00%, 05/15/2044	4,000,000	3,132,188
5.75%, 02/15/2033	4,800,000	4,619,296
6.50% (5 yr. CMT Rate + 5.69%), Perpetual (b)	1,650,000	1,520,228
Enterprise Products Operating LLC
5.38% (3 mo. Term SOFR + 2.83%), 02/15/2078 (b)	763,000	636,324
MPLX LP
4.95%, 03/14/2052	1,750,000	1,371,290
5.20%, 12/01/2047	1,200,000	972,041
5.65%, 03/01/2053	4,850,000	4,174,599
Petroleos Mexicanos
6.35%, 02/12/2048	2,100,000	1,200,213
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	1,800,000	1,772,868

See Notes to Financial Statements

A5

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	$7,250,000	$6,108,595
Total Energy		37,796,071

Financials — 15.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/30/2032	4,100,000	3,260,832
5.75%, 06/06/2028	2,000,000	1,955,437
Air Lease Corp.
3.00%, 02/01/2030	6,000,000	4,939,977
4.65% (5 yr. CMT Rate + 4.08%), Perpetual (b)	4,300,000	3,797,496
Allianz SE
6.35% (5 yr. CMT Rate + 3.23%), 09/06/2053 (a)(b)	1,800,000	1,742,252
Aon Corp. / Aon Global Holdings PLC
5.35%, 02/28/2033	3,500,000	3,358,946
Assured Guaranty US Holdings, Inc.
3.60%, 09/15/2051	2,150,000	1,321,460
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (a)	1,350,000	1,269,428
Bank of America Corp. (b)
2.48% (5 yr. CMT Rate + 1.20%), 09/21/2036	4,700,000	3,423,254
2.69% (SOFR + 1.32%), 04/22/2032	3,700,000	2,909,693
3.85% (5 yr. CMT Rate + 2.00%), 03/08/2037	4,000,000	3,256,446
4.38% (5 yr. CMT Rate + 2.76%), Perpetual	3,000,000	2,521,647
5.20% (SOFR + 1.63%), 04/25/2029	5,000,000	4,818,746
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,601,792
3.50%, 06/01/2031	500,000	393,356
BNP Paribas SA (a)(b)
4.63% (5 yr. CMT Rate + 3.34%), Perpetual	3,000,000	2,137,727
8.50% (5 yr. CMT Rate + 4.35%), Perpetual	4,250,000	4,168,496
Broadstone Net Lease LLC
2.60%, 09/15/2031	2,750,000	1,928,586
Citigroup, Inc. (b)
2.52% (SOFR + 1.18%), 11/03/2032	4,500,000	3,425,619
4.15% (5 yr. CMT Rate + 3.00%), Perpetual	3,000,000	2,408,643
4.66% (SOFR + 1.89%), 05/24/2028	2,000,000	1,912,159
6.17% (SOFR + 2.66%), 05/25/2034	6,450,000	6,168,197
6.27% (SOFR + 2.34%), 11/17/2033	3,000,000	2,993,195
Fiserv, Inc.
5.60%, 03/02/2033	8,200,000	7,956,091
Global Payments, Inc.
5.30%, 08/15/2029	2,850,000	2,719,887
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	5,200,000	4,041,252
Goldman Sachs Group, Inc. (b)
2.62% (SOFR + 1.28%), 04/22/2032	7,950,000	6,213,243
3.10% (SOFR + 1.41%), 02/24/2033	8,600,000	6,880,260
4.48% (SOFR + 1.73%), 08/23/2028	4,000,000	3,787,289
7.50% (5 yr. CMT Rate + 3.16%), Perpetual	2,500,000	2,477,146
Hill City Funding Trust
4.05%, 08/15/2041 (a)	2,400,000	1,564,688

	Par	Value
Host Hotels & Resorts LP
2.90%, 12/15/2031	$5,900,000	$4,539,573
3.50%, 09/15/2030	1,500,000	1,245,225
HSBC Holdings PLC
4.70% (5 yr. CMT Rate + 3.25%), Perpetual (b)	3,150,000	2,373,868
JPMorgan Chase & Co. (b)
2.96% (SOFR + 1.26%), 01/25/2033	9,950,000	7,924,462
4.85% (SOFR + 1.99%), 07/25/2028	7,000,000	6,749,439
4.91% (SOFR + 2.08%), 07/25/2033	5,850,000	5,384,748
5.72% (SOFR + 2.58%), 09/14/2033	8,750,000	8,416,554
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (a)	3,650,000	2,164,042
LSEGA Financing PLC
3.20%, 04/06/2041 (a)	2,200,000	1,533,582
Massachusetts Mutual Life Insurance Co.
5.67%, 12/01/2052 (a)	4,700,000	4,327,074
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (a)	1,900,000	1,801,341
Morgan Stanley (b)
2.48% (SOFR + 1.36%), 09/16/2036	9,700,000	7,053,099
2.94% (SOFR + 1.29%), 01/21/2033	4,700,000	3,702,908
5.12% (SOFR + 1.73%), 02/01/2029	2,000,000	1,926,762
5.16% (SOFR + 1.59%), 04/20/2029	9,700,000	9,335,981
6.34% (SOFR + 2.56%), 10/18/2033	1,000,000	1,006,230
Nasdaq, Inc.
5.95%, 08/15/2053	4,150,000	3,879,604
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059 (a)	5,000,000	3,199,452
OneMain Finance Corp.
5.38%, 11/15/2029	1,575,000	1,320,953
6.13%, 03/15/2024	2,586,000	2,580,255
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028 (a)	2,000,000	1,976,391
PNC Financial Services Group, Inc.
6.25% (H157 Year CMT Rate + 2.81%), Perpetual (b)	1,050,000	902,700
Principal Financial Group, Inc.
5.38%, 03/15/2033	3,150,000	3,028,219
Prologis LP
5.13%, 01/15/2034	4,250,000	4,017,289
Prudential Financial, Inc.
6.75% (5 yr. CMT Rate + 2.85%), 03/01/2053 (b)	2,600,000	2,519,855
Public Storage Operating Co.
5.10%, 08/01/2033	2,950,000	2,821,818
Royal Bank of Canada
5.20%, 08/01/2028	3,000,000	2,921,309
State Street Corp.
5.16% (SOFR + 1.89%), 05/18/2034 (b)	3,650,000	3,397,162
Sumitomo Mitsui Financial Group, Inc.
5.88%, 07/13/2026	5,000,000	4,996,080
Sun Communities Operating LP
5.70%, 01/15/2033	6,750,000	6,391,801

See Notes to Financial Statements

A6

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (a)	$3,000,000	$2,292,022
Toronto-Dominion Bank
5.52%, 07/17/2028	7,000,000	6,913,145
US Bancorp
4.84% (SOFR + 1.60%), 02/01/2034 (b)	3,000,000	2,643,343
VICI Properties LP / VICI Note Co., Inc. (a)
3.50%, 02/15/2025	2,300,000	2,202,720
3.75%, 02/15/2027	2,250,000	2,043,671
4.63%, 12/01/2029	9,500,000	8,438,851
Wells Fargo & Co.
4.40%, 06/14/2046	3,750,000	2,779,552
5.39% (SOFR + 2.02%), 04/24/2034 (b)	4,450,000	4,162,035
5.56% (SOFR + 1.99%), 07/25/2034 (b)	3,900,000	3,694,976
Total Financials		251,961,331

Health Care — 3.5%
Amgen, Inc.
5.25%, 03/02/2030	7,000,000	6,841,678
5.65%, 03/02/2053	2,350,000	2,201,070
Cigna Group
5.40%, 03/15/2033	7,000,000	6,792,775
Gilead Sciences, Inc.
5.55%, 10/15/2053	3,100,000	2,982,759
HCA, Inc.
5.20%, 06/01/2028	3,000,000	2,900,946
Humana, Inc.
5.50%, 03/15/2053	3,300,000	3,002,358
IQVIA, Inc.
5.70%, 05/15/2028 (a)	5,600,000	5,447,624
Merck & Co., Inc.
5.15%, 05/17/2063	3,900,000	3,559,973
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	4,000,000	3,782,714
5.34%, 05/19/2063	1,800,000	1,645,769
UnitedHealth Group, Inc.
4.75%, 05/15/2052	3,750,000	3,199,732
5.05%, 04/15/2053	6,000,000	5,373,024
Universal Health Services, Inc.
2.65%, 10/15/2030	4,450,000	3,471,394
2.65%, 01/15/2032	3,325,000	2,494,790
Viatris, Inc.
3.85%, 06/22/2040	5,350,000	3,487,553
Total Health Care		57,184,159

Industrials — 3.3%
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	3,336,000	3,049,248
Flowserve Corp.
2.80%, 01/15/2032	7,673,000	5,875,856
3.50%, 10/01/2030	1,035,000	863,609
HEICO Corp.
5.35%, 08/01/2033	5,300,000	5,023,493

	Par	Value
Honeywell International, Inc.
4.50%, 01/15/2034	$7,000,000	$6,504,405
Ingersoll Rand, Inc.
5.70%, 08/14/2033	7,700,000	7,435,077
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,274,878
5.65%, 05/15/2033	4,350,000	4,051,734
Regal Rexnord Corp.
6.40%, 04/15/2033 (a)	3,000,000	2,892,756
Republic Services, Inc.
5.00%, 04/01/2034	4,500,000	4,262,798
Veralto Corp. (a)
5.35%, 09/18/2028	850,000	840,805
5.45%, 09/18/2033	2,400,000	2,322,925
Weir Group PLC
2.20%, 05/13/2026 (a)	7,950,000	7,147,768
Total Industrials		53,545,352

Materials — 0.9%
Anglo American Capital PLC
2.63%, 09/10/2030 (a)	7,550,000	6,037,399
Berry Global, Inc.
4.88%, 07/15/2026 (a)	5,000,000	4,791,226
South32 Treasury Ltd.
4.35%, 04/14/2032 (a)	5,150,000	4,348,011
Total Materials		15,176,636

Technology — 2.8%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	1,450,000	1,416,433
Broadcom, Inc. (a)
3.14%, 11/15/2035	7,500,000	5,470,699
3.19%, 11/15/2036	1,474,000	1,058,907
4.93%, 05/15/2037	2,500,000	2,156,091
Concentrix Corp.
6.85%, 08/02/2033	6,300,000	5,825,036
Intel Corp.
5.70%, 02/10/2053	5,800,000	5,443,137
Jabil, Inc.
5.45%, 02/01/2029	5,950,000	5,794,198
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	2,500,000	2,183,331
3.15%, 10/15/2031	6,500,000	4,928,038
Marvell Technology, Inc.
5.95%, 09/15/2033	4,150,000	4,075,567
Oracle Corp.
3.95%, 03/25/2051	7,000,000	4,803,564
Skyworks Solutions, Inc.
3.00%, 06/01/2031	1,300,000	1,017,680
Texas Instruments, Inc.
5.05%, 05/18/2063	2,000,000	1,775,339
Total Technology		45,948,020

Utilities — 8.1%
AES Corp.
5.45%, 06/01/2028	8,000,000	7,728,792

See Notes to Financial Statements

A7

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
American Electric Power Co., Inc.
5.63%, 03/01/2033	$4,700,000	$4,553,325
Appalachian Power Co.
4.50%, 08/01/2032	1,050,000	940,681
Arizona Public Service Co.
5.55%, 08/01/2033	4,100,000	3,978,971
Boston Gas Co.
6.12%, 07/20/2053 (a)	2,600,000	2,459,253
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (a)	3,725,000	3,529,257
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	7,000,000	6,913,060
Dominion Energy, Inc.
4.35% (5 yr. CMT Rate + 3.20%), Perpetual (b)	3,150,000	2,735,497
DPL, Inc.
4.35%, 04/15/2029	1,350,000	1,117,266
Duke Energy Corp.
6.10%, 09/15/2053	5,250,000	5,099,248
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	3,000,000	2,836,478
Duke Energy Progress LLC
5.25%, 03/15/2033	5,600,000	5,432,205
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/2037	5,350,000	4,073,675
Edison International
8.13% (5 yr. CMT Rate + 3.86%), 06/15/2053 (b)	7,000,000	7,024,514
Eversource Energy
5.13%, 05/15/2033	3,500,000	3,258,178
FirstEnergy Corp.
4.15%, 07/15/2027	3,500,000	3,256,140
Florida Power & Light Co.
4.63%, 05/15/2030	6,650,000	6,349,658
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	2,400,000	2,106,839
KeySpan Gas East Corp.
3.59%, 01/18/2052 (a)	2,850,000	1,758,093
National Grid PLC
5.81%, 06/12/2033	3,950,000	3,840,990
Nevada Power Co.
5.90%, 05/01/2053	2,950,000	2,846,064
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	1,700,000	1,703,179
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (a)	4,925,000	4,824,915
NSTAR Electric Co.
4.55%, 06/01/2052	1,800,000	1,462,930
4.95%, 09/15/2052	2,300,000	1,984,427
PacifiCorp
5.50%, 05/15/2054	4,650,000	3,954,654
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2036	2,400,000	1,752,102
Piedmont Natural Gas Co., Inc.
5.05%, 05/15/2052	1,750,000	1,451,821

	Par	Value
Sempra
4.13% (5 yr. CMT Rate + 2.87%), 04/01/2052 (b)	$5,000,000	$4,052,793
5.50%, 08/01/2033	5,900,000	5,650,714
Southern Co.
5.70%, 03/15/2034	3,150,000	3,088,342
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	4,900,000	4,807,091
Southwestern Electric Power Co.
3.25%, 11/01/2051	1,600,000	963,233
5.30%, 04/01/2033	5,000,000	4,725,718
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2034 (a)	1,834,522	1,719,491
Virginia Electric and Power Co.
5.00%, 04/01/2033	2,650,000	2,487,485
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	1,600,000	1,571,184
Wisconsin Power and Light Co.
4.95%, 04/01/2033	5,000,000	4,701,062
Total Utilities		132,739,325
TOTAL CORPORATE BONDS (Cost $793,929,391)		710,814,702

U.S. TREASURY OBLIGATIONS — 18.4%

United States Treasury Note/Bond
0.63%, 05/15/2030	30,000,000	23,223,047
1.13%, 05/15/2040	14,500,000	8,329,004
1.13%, 02/15/2031	25,000,000	19,724,610
1.25%, 05/15/2050	9,000,000	4,248,457
1.38%, 08/15/2050	6,500,000	3,173,828
1.75%, 08/15/2041	22,000,000	13,709,609
1.75%, 11/15/2029	5,000,000	4,253,906
1.88%, 11/15/2051	10,500,000	5,855,801
2.00%, 08/15/2051	30,000,000	17,317,969
2.25%, 08/15/2046	7,550,000	4,789,531
2.25%, 02/15/2052	16,500,000	10,131,065
2.38%, 05/15/2029	17,000,000	15,111,406
2.50%, 03/31/2027	5,000,000	4,645,117
2.50%, 02/15/2046	3,500,000	2,350,059
2.50%, 05/15/2046	3,000,000	2,010,410
2.75%, 11/15/2047	2,000,000	1,395,234
2.75%, 08/15/2032	27,000,000	23,384,530
2.88%, 05/15/2032	10,000,000	8,779,297
2.88%, 05/15/2052	9,500,000	6,737,949
3.00%, 08/15/2052	14,000,000	10,205,234
3.00%, 11/15/2044	2,000,000	1,493,242
3.38%, 05/15/2033	19,000,000	17,233,594
3.50%, 02/15/2033	20,000,000	18,353,125
3.63%, 02/15/2053	12,000,000	9,927,187
3.63%, 03/31/2030	12,000,000	11,320,781
3.63%, 05/15/2053	5,000,000	4,141,016
3.88%, 08/15/2033	20,000,000	18,900,000
4.00%, 02/29/2028	7,000,000	6,819,805

See Notes to Financial Statements

A8

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
4.00%, 11/15/2042	$11,500,000	$10,208,945
4.13%, 08/15/2053	13,000,000	11,803,594
TOTAL U.S. TREASURY OBLIGATIONS (Cost $350,453,180)		299,577,352

BANK LOANS — 13.0%(b)
Communications — 0.3%
SBA Senior Finance II LLC, Senior Secured First Lien
7.19% (1 mo. Term SOFR + 1.75%), 04/11/2025	4,954,864	4,958,828
Total Communications		4,958,828

Consumer Discretionary — 3.6%
Allied Universal Holdco LLC, Senior Secured First Lien
9.18% (1 mo. SOFR US + 3.75%), 05/14/2028	4,301,553	4,161,989
ClubCorp Holdings, Inc., Senior Secured First Lien
8.29% (3 mo. LIBOR US + 2.75%), 09/18/2024	4,732,033	4,668,458
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien
8.45% (1 mo. SOFR US + 3.00%), 08/02/2028	7,450,409	7,470,190
Hilton Worldwide Finance LLC, Senior Secured First Lien
7.16% (3 mo. Term SOFR + 1.75%), 06/21/2026	6,500,000	6,505,200
Marriott Ownership Resorts, Inc., Senior Secured First Lien
7.18% (1 mo. SOFR US + 1.75%), 08/31/2025	10,348,272	10,348,271
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien
8.45% (1 mo. SOFR US + 3.00%), 08/25/2028	8,418,579	8,409,823
Spin Holdco, Inc., Senior Secured First Lien
9.66% (3 mo. SOFR US + 4.00%), 03/04/2028	2,443,750	2,121,676
Stars Group Holdings BV, Senior Secured First Lien
7.75% (3 mo. SOFR US + 2.25%), 07/21/2026	3,629,482	3,631,751
7.75% (3 mo. SOFR US + 2.25%), 07/21/2026	3,784,954	3,787,320
United Airlines, Inc., Senior Secured First Lien
9.29% (1 mo. LIBOR US + 3.75%), 04/21/2028	8,510,822	8,537,417
Total Consumer Discretionary		59,642,095

Consumer Staples — 0.6%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien
9.09% (3 mo. SOFR US + 3.75%), 10/02/2026	9,096,371	9,092,596
Total Consumer Staples		9,092,596

Financials — 2.6%
AssuredPartners, Inc., Senior Secured First Lien
8.93% (1 mo. SOFR US + 3.50%), 02/13/2027	8,589,622	8,578,240
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 2.50%), 06/22/2028	6,483,750	6,491,466

	Par	Value
Deerfield Dakota Holding LLC, Senior Secured First Lien
8.99% (3 mo. SOFR US + 3.75%), 04/09/2027	$3,989,717	$3,899,131
Delos Aircraft Leasing DAC, Senior Secured First Lien
7.33% (1 mo. Term SOFR + 2.00%), 10/31/2027	6,000,000	6,011,280
GTCR W Merger Sub LLC, Senior Secured First Lien
3.75%, 09/21/2030	2,500,000	2,500,913
HUB International Ltd., Senior Secured First Lien
9.58% (3 mo. SOFR US + 4.25%), 06/20/2030	7,250,000	7,277,948
NFP Corp., Senior Secured First Lien
8.70% (1 mo. SOFR US + 3.25%), 02/13/2027	3,561,469	3,522,988
USI, Inc./NY, Senior Secured First Lien
8.99% (3 mo. SOFR US + 3.75%), 11/22/2029	4,759,199	4,761,507
Total Financials		43,043,473

Health Care — 1.1%
Heartland Dental LLC, Senior Secured First Lien
10.31% (1 mo. SOFR US + 5.00%), 04/30/2028	1,280,249	1,268,548
Pathway Vet Alliance LLC, Senior Secured First Lien
9.20% (1 mo. Term SOFR + 3.75%), 03/31/2027	4,362,708	4,089,428
PetVet Care Centers LLC, Senior Secured First Lien
8.18% (1 mo. SOFR US + 2.75%), 02/14/2025	4,493,391	4,476,541
8.68% (1 mo. SOFR US + 3.25%), 02/14/2025	788,425	785,800
8.93% (1 mo. SOFR US + 3.50%), 02/15/2025	7,552,321	7,528,720
Total Health Care		18,149,037

Industrials — 2.0%
Roper Industrial Products Investment Co., Senior Secured First Lien
9.74% (1 mo. Term SOFR + 4.50%), 11/22/2029	6,982,456	7,006,162
Titan Acquisition Ltd./Canada, Senior Secured First Lien
8.73% (6 mo. LIBOR US + 3.00%), 03/28/2025	7,000,000	6,953,625
TK Elevator US Newco, Inc., Senior Secured First Lien
9.38% (6 mo. Term SOFR + 3.50%), 07/31/2027	5,000,000	4,995,000
TransDigm, Inc., Senior Secured First Lien
8.49% (3 mo. SOFR US + 3.25%), 08/24/2028	12,876,591	12,897,709
Total Industrials		31,852,496

Materials — 0.4%
Proampac PG Borrower LLC, Senior Secured First Lien
9.30% (3 mo. SOFR US + 3.75%), 11/03/2025	4,970,447	4,954,293
9.30% (Prime Rate + 3.75%), 11/03/2025	1,656,817	1,651,432
9.30% (3 mo. SOFR US + 3.75%), 11/03/2025	48,424	48,267
Total Materials		6,653,992

See Notes to Financial Statements

A9

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Technology — 2.4%
Applied Systems, Inc., Senior Secured First Lien
9.74% (3 mo. SOFR US + 4.50%), 09/19/2026	$2,925,381	$2,937,639
Central Parent, Inc., Senior Secured First Lien
9.49% (3 mo. SOFR US + 4.50%), 07/06/2029	5,969,925	5,978,432
CoreLogic, Inc., Senior Secured First Lien
8.93% (1 mo. SOFR US + 3.50%), 06/02/2028	4,165,000	3,863,891
Epicor Software Corp., Senior Secured First Lien
8.70% (1 mo. Term SOFR + 3.25%), 07/31/2027	4,987,147	4,986,623
Polaris Newco LLC, Senior Secured First Lien
9.54% (1 mo. SOFR US + 4.00%), 06/04/2028	3,989,848	3,830,254
UKG, Inc., Senior Secured First Lien
8.62% (3 mo. SOFR US + 3.25%), 05/03/2026	13,042,521	13,020,283
Verscend Holding Corp., Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 08/27/2025	4,488,550	4,495,372
Total Technology		39,112,494
TOTAL BANK LOANS (Cost $212,969,702)		212,505,011

ASSET BACKED SECURITIES — 11.6%

Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	1,367,000	1,333,265
Series 2023-1, Class A3, 5.46%, 05/15/2028	5,600,000	5,581,577
American Airlines Group, Inc.
Series 2012-2, 4.63%, 06/03/2025	1,529,404	1,467,616
Series 2015-2, 3.60%, 09/22/2027	3,288,002	3,013,454
Series 2016-2, 3.20%, 06/15/2028	4,466,376	4,000,756
Series A, 2.88%, 07/11/2034	3,028,406	2,487,729
Series B, 3.95%, 07/11/2030	1,183,000	1,024,170
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	2,450,000	2,292,450
Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,240,762
Series 2023-2, Class A2, 6.19%, 04/19/2027	3,250,000	3,240,813
Bank of America Auto Trust
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (a)	1,000,000	999,196
British Airways PLC (a)
Series 2013-1, 4.63%, 06/20/2024	705,215	693,226
Series 2019-1, 3.30%, 12/15/2032	5,400,408	4,629,850
Chase Card Funding LLC
Series 2023-A2, Class A, 5.08%, 09/16/2030	5,700,000	5,637,663
Delta Air Lines, Inc.
Series 2015-1, 3.63%, 07/30/2027	1,124,420	1,045,598
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (a)	2,000,000	1,893,753
Series 2020-B, Class B, 1.19%, 01/15/2026	1,350,000	1,323,892
Series 2020-B, Class C, 2.04%, 12/15/2026	1,000,000	982,646
Series 2021-2, Class A, 1.53%, 05/15/2034 (a)	1,050,000	929,603
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	3,250,000	3,107,495
Series 2022-A, Class A3, 1.29%, 06/15/2026	455,566	441,888
Series 2022-D, Class A3, 5.27%, 05/17/2027	2,000,000	1,985,395
Series 2023-2, Class A, 5.28%, 02/15/2036 (a)	6,000,000	5,913,325
Series 2023-A, Class A2A, 5.14%, 03/15/2026	2,436,187	2,425,971

	Par	Value
Series 2023-B, Class A2A, 5.57%, 06/15/2026	$6,300,000	$6,280,962
Ford Motor Co.
Series 2018-1, Class A, 3.19%, 07/15/2031 (a)	4,000,000	3,855,340
General Motors Financial Co., Inc.
Series 2020-2, Class C, 1.48%, 02/18/2026	1,000,000	974,517
Series 2020-3, Class B, 0.76%, 12/18/2025	2,046,694	2,017,191
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3, 1.26%, 11/16/2026	1,650,776	1,591,651
Series 2022-4, Class A2A, 4.60%, 11/17/2025	169,491	168,558
Series 2023-2, Class A2A, 5.10%, 05/18/2026	1,300,000	1,293,885
GM Financial Revolving Receivables Trust
Series 2023-1, Class A, 5.12%, 04/11/2035 (a)	4,100,000	4,035,489
Hilton Grand Vacations, Inc.
Series 2022-1D, Class A, 3.61%, 06/20/2034 (a)	453,919	429,037
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3, 4.51%, 11/15/2027	5,000,000	4,898,021
MVW Owner Trust (a)
Series 2020-1A, Class A, 1.74%, 10/20/2037	235,531	215,770
Series 2023-1A, Class A, 4.93%, 10/20/2040	1,804,465	1,750,267
Navient Student Loan Trust (a)
Series 2019-EA, Class A2A, 2.64%, 05/15/2068	695,056	662,083
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	2,769,890	2,381,295
Series 2020-A, Class A2A, 2.46%, 11/15/2068	625,769	579,318
Series 2020-BA, Class A2, 2.12%, 01/15/2069	3,796,007	3,486,964
Series 2020-CA, Class A2A, 2.15%, 11/15/2068	563,115	535,611
Series 2020-EA, Class A, 1.69%, 05/15/2069	3,643,216	3,258,811
Series 2020-FA, Class A, 1.22%, 07/15/2069	635,712	569,114
Series 2020-GA, Class A, 1.17%, 09/16/2069	495,431	440,960
Series 2020-HA, Class A, 1.31%, 01/15/2069	933,006	854,131
Series 2021-1A, Class A1A, 1.31%, 12/26/2069	1,434,855	1,232,166
Series 2021-A, Class A, 0.84%, 05/15/2069	593,461	510,806
Series 2021-BA, Class A, 0.94%, 07/15/2069	1,427,241	1,236,112
Series 2022-A, Class A, 2.23%, 07/15/2070	10,273,911	8,845,633
Series 2022-BA, Class A, 4.16%, 10/15/2070	10,686,201	9,889,358
Series 2023-A, Class A, 5.51%, 10/15/2071	8,667,590	8,451,570
OneMain Financial Issuance Trust
Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	2,700,000	2,590,418
Santander Consumer USA Holdings, Inc.
Series 2022-4, Class B, 4.42%, 11/15/2027	2,800,000	2,731,848
Series 2023-3, Class B, 5.61%, 07/17/2028	1,250,000	1,244,005
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,050,000	2,039,095
Santander Consumer USA, Inc.
Series 2022-7, Class A2, 5.81%, 01/15/2026	889,472	888,562
Santander Drive Auto Receivables LLC
Series 2021-1, Class C, 0.75%, 02/17/2026	267,230	266,570
SLM Student Loan Trust

See Notes to Financial Statements

A10

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Series 2004-3A, Class A6B, 5.87% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)(c)	$1,251,918	$1,231,856
SMB Private Education Loan Trust (a)
Series 2016-A, Class A2A, 2.70%, 05/15/2031	350,723	344,708
Series 2016-B, Class A2A, 2.43%, 02/17/2032	742,670	722,295
Series 2016-C, Class A2A, 2.34%, 09/15/2034	575,522	559,548
Series 2017-A, Class A2A, 2.88%, 09/15/2034	2,001,049	1,947,685
Series 2017-B, Class A2A, 2.82%, 10/15/2035	1,362,423	1,315,483
Series 2018-A, Class A2A, 3.50%, 02/15/2036	1,988,947	1,921,458
Series 2018-B, Class A2A, 3.60%, 01/15/2037	550,274	531,632
Series 2018-C, Class A2A, 3.63%, 11/15/2035	768,946	742,457
Series 2020-A, Class A2A, 2.23%, 09/15/2037	3,719,536	3,446,235
Series 2020-B, Class A1A, 1.29%, 07/15/2053	1,605,354	1,465,581
Series 2021-A, Class APT2, 1.07%, 01/15/2053	3,013,790	2,531,882
Series 2021-A, Class A2A2, 6.18% (1 mo. Term SOFR + 0.84%), 01/15/2053 (c)	646,828	628,453
Series 2021-E, Class A1A, 1.68%, 02/15/2051	2,025,065	1,844,371
Series 2022-C, Class A1A, 4.48%, 05/16/2050	2,497,366	2,410,872
Series 2023-C, Class A1A, 5.67%, 11/15/2052	2,850,000	2,781,907
SMB Private Education Loan Trust 2019-A
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	1,120,710	1,081,489
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX, 2.37%, 11/16/2048	829,124	758,647
Series 2020-A, Class A2FX, 2.54%, 05/15/2046	1,207,099	1,102,030
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	4,550,000	4,425,952
Toyota Auto Receivables Owner Trust
Series 2021-C, Class A3, 0.43%, 01/15/2026	2,151,291	2,089,502
United Airlines, Inc.
Series 2023-1, Class A, 5.80%, 01/15/2036	5,550,000	5,409,308
Series 2019-1, 4.15%, 08/25/2031	908,698	821,290
Series A, 2.90%, 05/01/2028	1,194,597	1,034,401
Series A, 4.00%, 10/29/2024	1,844,815	1,798,457
Verizon Master Trust
Series 2023-3, Class A, 4.73%, 04/21/2031 (a)	6,900,000	6,708,628
TOTAL ASSET BACKED SECURITIES (Cost $197,482,420)		189,553,338

COLLATERALIZED LOAN OBLIGATIONS — 6.2%(a)(c)

Aimco CDO
Series 2019-10A, Class AR, 6.67% (3 mo. Term SOFR + 1.32%), 07/22/2032	2,550,000	2,539,061
Series 2020-11A, Class AR, 6.70% (3 mo. Term SOFR + 1.39%), 10/17/2034	4,000,000	3,977,893
Buttermilk Park CLO
Series 2018-1A, Class A1, 6.67% (3 mo. Term SOFR + 1.36%), 10/15/2031	1,600,000	1,597,857
Carlyle Group, Inc.
Series 2014-3RA, Class A2, 7.17% (3 mo. Term SOFR + 1.81%), 07/27/2031	2,000,000	1,975,200

	Par	Value
Dryden Senior Loan Fund
Series 2017-49A, Class AR, 6.52% (3 mo. Term SOFR + 1.21%), 07/18/2030	$1,395,948	$1,392,879
Series 2017-53A, Class B, 6.97% (3 mo. Term SOFR + 1.66%), 01/15/2031	1,500,000	1,486,650
Series 2018-55A, Class C, 7.47% (3 mo. Term SOFR + 2.16%), 04/15/2031	1,000,000	976,572
Series 2018-58A, Class B, 7.07% (3 mo. Term SOFR + 1.76%), 07/17/2031	2,000,000	1,973,400
Series 2018-58A, Class C, 7.37% (3 mo. Term SOFR + 2.06%), 07/17/2031	2,000,000	1,959,554
Series 2018-64A, Class B, 6.97% (3 mo. Term SOFR + 1.66%), 04/18/2031	1,600,000	1,585,440
Flatiron CLO Ltd.
Series 2019-1A, Class BR, 7.18% (3 mo. Term SOFR + 1.81%), 11/16/2034	1,000,000	993,900
Madison Park Funding Ltd.
Series 2018-28A, Class B, 7.17% (3 mo. Term SOFR + 1.86%), 07/15/2030	2,600,000	2,585,960
Magnetite CLO Ltd.
Series 2014-8A, Class AR2, 6.55% (3 mo. Term SOFR + 1.24%), 04/15/2031	7,254,001	7,237,338
Series 2015-14RA, Class A1, 6.69% (3 mo. Term SOFR + 1.38%), 10/18/2031	3,400,000	3,392,247
Series 2016-18A, Class AR2, 6.51% (3 mo. Term SOFR + 1.14%), 11/15/2028	2,327,991	2,323,622
Series 2019-22A, Class AR, 6.63% (3 mo. Term SOFR + 1.32%), 04/15/2031	3,000,000	2,988,083
Series 2020-25A, Class A, 6.81% (3 mo. Term SOFR + 1.46%), 01/25/2032	1,480,000	1,479,630
Magnetite Xxix Ltd.
Series 2021-29A, Class A, 6.56% (3 mo. Term SOFR + 1.25%), 01/15/2034	3,250,000	3,236,811
Neuberger Berman CLO Ltd.
Series 2014-18A, Class A2R2, 7.30% (3 mo. Term SOFR + 1.96%), 10/21/2030	1,000,000	989,100
Series 2017-25A, Class BR, 6.92% (3 mo. Term SOFR + 1.61%), 10/18/2029	1,500,000	1,482,900
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030	5,418,126	5,401,059
Series 2019-16A, Class AR, 6.54% (3 mo. Term SOFR + 1.26%), 04/10/2033	5,000,000	4,973,804
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 6.69% (3 mo. Term SOFR + 1.36%), 07/20/2030	197,087	196,815
Series 2018-2A, Class A1A, 6.67% (3 mo. Term SOFR + 1.36%), 07/16/2031	2,500,000	2,497,973
Series 2020-3A, Class A1AR, 6.71% (3 mo. Term SOFR + 1.34%), 11/15/2031	3,500,000	3,495,295
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class B, 7.39% (3 mo. Term SOFR + 2.06%), 04/20/2029	750,000	744,466
Series 2021-2A, Class A2, 6.89% (3 mo. Term SOFR + 1.51%), 05/20/2029	6,000,000	5,939,230
Series 2021-3A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 07/20/2029	4,500,000	4,496,079

See Notes to Financial Statements

A11

Aristotle Core Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Series 2021-4A, Class A2, 6.97% (3 mo. Term SOFR + 1.66%), 10/15/2029	$9,700,000	$9,630,592
Stratus CLO Ltd.
Series 2021-1A, Class B, 6.99% (3 mo. Term SOFR + 1.66%), 12/29/2029	6,000,000	5,973,345
Series 2021-3A, Class A, 6.54% (3 mo. Term SOFR + 1.21%), 12/29/2029	9,646,186	9,589,747
TIAA CLO Ltd.
Series 2018-1A, Class A2, 7.29% (3 mo. Term SOFR + 1.96%), 01/20/2032	2,750,000	2,726,900
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $102,025,997)		101,839,402

MORTGAGE BACKED SECURITIES — 2.8%

Ginnie Mae II Pool
Pool MA8492, 6.00%, 12/20/2052	6,675,041	6,624,222

Federal Home Loan Mortgage Corp.
Pool SB8224, 5.50%, 04/01/2038	3,243,159	3,210,632
Pool SB8229, 4.50%, 05/01/2038	8,326,196	7,985,854
Pool SB8231, 5.50%, 05/01/2038	5,228,356	5,175,998
Pool SD8288, 5.00%, 01/01/2053	3,583,898	3,385,930
Pool SD8324, 5.50%, 05/01/2053	5,765,530	5,576,618
Pool SD8331, 5.50%, 06/01/2053	3,855,988	3,729,644
Pool SD8344, 6.50%, 07/01/2053	3,619,485	3,639,174
Federal National Mortgage Association
Pool MA4992, 5.00%, 04/01/2038	5,413,118	5,279,093
Pool MA5029, 5.50%, 05/01/2038	1,918,225	1,899,017
TOTAL MORTGAGE BACKED SECURITIES (Cost $47,697,608)		46,506,182

TOTAL INVESTMENTS — 95.6% (Cost $1,704,558,298)		1,560,795,987
Other Assets in Excess of Liabilities — 4.4%		70,996,419
TOTAL NET ASSETS — 100.0%		$1,631,792,406

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $349,874,297 or 21.4% of the Fund’s net assets.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

See Notes to Financial Statements

A12

Aristotle ESG Core Bond Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
CORPORATE BONDS — 58.2%

Communications — 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	$250,000	$182,304
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025 (a)	112,500	111,338
Verizon Communications, Inc.
2.85%, 09/03/2041	50,000	32,358
3.40%, 03/22/2041	150,000	106,414
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	150,000	116,092
Total Communications		548,506

Consumer Discretionary — 2.5%
Lowe’s Cos., Inc.
4.45%, 04/01/2062	250,000	182,739
Marriott International, Inc.
2.75%, 10/15/2033	100,000	75,515
5.00%, 10/15/2027	250,000	243,762
Meritage Homes Corp.
3.88%, 04/15/2029 (a)	200,000	172,236
Total Consumer Discretionary		674,252

Consumer Staples — 3.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	150,000	130,826
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	500,000	388,448
General Mills, Inc.
4.95%, 03/29/2033	200,000	187,536
Keurig Dr Pepper, Inc.
4.50%, 04/15/2052	250,000	197,560
Total Consumer Staples		904,370

Energy — 1.4%
Enbridge, Inc.
7.38% (5 yr. CMT Rate + 3.71%), 01/15/2083 (b)	249,000	237,414
Enterprise Products Operating LLC
5.38% (3 mo. Term SOFR + 2.83%), 02/15/2078 (b)	64,000	53,374
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	100,000	80,957
Total Energy		371,745

Financials — 28.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/30/2032	250,000	198,831
Air Lease Corp.
1.88%, 08/15/2026	450,000	400,056

	Par	Value
Allianz SE
6.35% (5 yr. CMT Rate + 3.23%), 09/06/2053 (a)(b)	$200,000	$193,584
Aon Corp. / Aon Global Holdings PLC
5.35%, 02/28/2033	250,000	239,925
Bank of America Corp. (b)
2.48% (5 yr. CMT Rate + 1.20%), 09/21/2036	350,000	254,923
3.85% (5 yr. CMT Rate + 2.00%), 03/08/2037	300,000	244,233
Broadstone Net Lease LLC
2.60%, 09/15/2031	200,000	140,261
Citigroup, Inc. (b)
2.52% (SOFR + 1.18%), 11/03/2032	250,000	190,312
4.15% (5 yr. CMT Rate + 3.00%), Perpetual	250,000	200,720
Cooperatieve Rabobank UA
1.98% (1 Year CMT Rate + 0.73%), 12/15/2027 (a)(b)	500,000	438,226
Equinix, Inc.
1.80%, 07/15/2027	250,000	216,053
3.90%, 04/15/2032	250,000	213,828
Fiserv, Inc.
3.50%, 07/01/2029	250,000	223,178
5.60%, 03/02/2033	200,000	194,051
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	77,716
Goldman Sachs Group, Inc.
3.81% (3 mo. Term SOFR + 1.42%), 04/23/2029 (b)	500,000	454,259
Healthpeak OP LLC
1.35%, 02/01/2027	150,000	130,579
JAB Holdings BV
4.50%, 04/08/2052 (a)	250,000	175,890
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033	500,000	487,115
Morgan Stanley
2.94% (SOFR + 1.29%), 01/21/2033 (b)	500,000	393,926
Nasdaq, Inc.
5.95%, 08/15/2053	200,000	186,969
Nordea Bank Abp
1.50%, 09/30/2026 (a)	350,000	307,551
Prologis LP
5.13%, 01/15/2034	250,000	236,311
Public Storage Operating Co.
5.10%, 08/01/2033	300,000	286,965
State Street Corp.
5.75% (SOFR + 1.35%), 11/04/2026 (b)	150,000	149,530
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	500,000	421,640
Sun Communities Operating LP
2.70%, 07/15/2031	150,000	115,592
Truist Bank
2.64% (5 yr. CMT Rate + 1.15%), 09/17/2029 (b)	250,000	232,184
Ventas Realty LP
2.65%, 01/15/2025	250,000	238,433

See Notes to Financial Statements

A13

Aristotle ESG Core Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
VICI Properties LP / VICI Note Co., Inc. (a)
4.13%, 08/15/2030	$200,000	$170,315
4.63%, 12/01/2029	100,000	88,830
Total Financials		7,501,986

Health Care — 4.7%
Amgen, Inc.
3.15%, 02/21/2040	100,000	70,632
4.20%, 03/01/2033	150,000	133,462
Cigna Group
2.38%, 03/15/2031	200,000	159,863
CVS Health Corp.
1.75%, 08/21/2030	300,000	231,007
Gilead Sciences, Inc.
5.55%, 10/15/2053	200,000	192,436
Humana, Inc.
5.50%, 03/15/2053	100,000	90,981
Pfizer Investment Enterprises Pte Ltd.
5.34%, 05/19/2063	100,000	91,432
UnitedHealth Group, Inc.
4.75%, 05/15/2052	250,000	213,316
Zoetis, Inc.
2.00%, 05/15/2030	100,000	80,105
Total Health Care		1,263,234

Industrials — 7.2%
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	200,000	182,809
Amphenol Corp.
4.75%, 03/30/2026	250,000	245,629
Canadian National Railway Co.
3.85%, 08/05/2032	250,000	222,875
Eaton Corp.
4.15%, 03/15/2033	100,000	90,447
Ferguson Finance PLC
3.25%, 06/02/2030 (a)	200,000	169,694
Flowserve Corp.
2.80%, 01/15/2032	250,000	191,446
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	96,559
Keysight Technologies, Inc.
3.00%, 10/30/2029	250,000	215,225
nVent Finance Sarl
2.75%, 11/15/2031	250,000	190,400
Veralto Corp.
5.45%, 09/18/2033 (a)	100,000	96,789
Weir Group PLC
2.20%, 05/13/2026 (a)	250,000	224,772
Total Industrials		1,926,645

Technology — 6.9%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (a)	250,000	224,230
Broadcom, Inc.
3.19%, 11/15/2036 (a)	12,000	8,621

	Par	Value
Concentrix Corp.
6.60%, 08/02/2028	$175,000	$168,978
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	250,000	243,967
Intel Corp.
5.70%, 02/10/2053	350,000	328,464
Marvell Technology, Inc.
5.95%, 09/15/2033	200,000	196,413
Moody’s Corp.
4.25%, 08/08/2032	450,000	408,728
Oracle Corp.
2.30%, 03/25/2028	300,000	260,061
Total Technology		1,839,462

Utilities — 1.8%
Enel Finance International NV
2.65%, 09/10/2024 (a)	200,000	193,550
NiSource, Inc.
5.00%, 06/15/2052	150,000	125,363
NSTAR Electric Co.
4.95%, 09/15/2052	200,000	172,559
Total Utilities		491,472
TOTAL CORPORATE BONDS (Cost $17,927,346)		15,521,672

U.S. TREASURY OBLIGATIONS — 19.5%

United States Treasury Note/Bond
0.38%, 11/30/2025	1,500,000	1,359,317
0.88%, 11/15/2030	1,000,000	778,203
1.25%, 05/15/2050	250,000	118,013
1.38%, 08/15/2050	250,000	122,070
1.63%, 11/15/2050	500,000	262,021
1.75%, 08/15/2041	125,000	77,896
1.88%, 02/15/2051	500,000	280,361
1.88%, 11/15/2051	150,000	83,654
2.00%, 08/15/2051	250,000	144,316
2.25%, 02/15/2052	500,000	307,002
2.63%, 05/31/2027	500,000	464,883
2.88%, 05/15/2052	750,000	531,943
3.38%, 05/15/2033	500,000	453,516
4.00%, 11/15/2042	250,000	221,934
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,362,268)		5,205,129

ASSET BACKED SECURITIES — 10.9%

Ford Credit Auto Owner Trust
Series 2021-2, Class A, 1.53%, 05/15/2034 (a)	350,000	309,868
Series 2021-A, Class B, 0.70%, 10/15/2026	450,000	418,734
Series 2022-D, Class A2A, 5.37%, 08/15/2025	253,618	253,116
Series 2023-B, Class A2A, 5.57%, 06/15/2026	350,000	348,942
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (a)	150,000	131,647
Navient Student Loan Trust (a)
Series 2019-BA, Class A2A, 3.39%, 12/15/2059	350,796	336,349

See Notes to Financial Statements

A14

Aristotle ESG Core Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	$140,051	$120,403
Series 2021-1A, Class A1A, 1.31%, 12/26/2069	163,052	140,019
Series 2021-A, Class A, 0.84%, 05/15/2069	118,692	102,161
Santander Consumer USA, Inc.
Series 2022-6, Class A2, 4.37%, 05/15/2025	29,851	29,825
Series 2023-2, Class A2, 5.87%, 03/16/2026	310,027	309,496
Santander Drive Auto Receivables LLC
Series 2021-1, Class C, 0.75%, 02/17/2026	54,168	54,034
SMB Private Education Loan Trust
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	125,575	105,495
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	250,000	243,184
TOTAL ASSET BACKED SECURITIES (Cost $3,074,126)		2,903,273

COLLATERALIZED LOAN OBLIGATIONS — 6.0%(a)(c)

Magnetite CLO Ltd.
Series 2014-8A, Class AR2, 6.55% (3 mo. Term SOFR + 1.24%), 04/15/2031	241,800	241,245
Series 2020-28A, Class AR, 6.72% (3 mo. Term SOFR + 1.39%), 01/20/2035	250,000	248,862
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030	246,278	245,503
Palmer Square CLO Ltd.
Series 2018-2A, Class A1A, 6.67% (3 mo. Term SOFR + 1.36%), 07/16/2031	250,000	249,797

	Par	Value
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, 6.49% (3 mo. Term SOFR + 1.16%), 04/20/2029	$220,264	$219,964
Series 2021-3A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 07/20/2029	154,198	153,659
Series 2021-4A, Class A2, 6.97% (3 mo. Term SOFR + 1.66%), 10/15/2029	250,000	248,211
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,612,170)		1,607,241

MORTGAGE BACKED SECURITIES — 2.4%

Federal Home Loan Mortgage Corp.
Pool SB8079, 2.00%, 12/01/2035	307,997	266,138
Federal National Mortgage Association
Pool MA4123, 2.00%, 09/01/2035	127,934	110,555
Pool MA4206, 2.00%, 12/01/2035	306,278	264,658
TOTAL MORTGAGE BACKED SECURITIES (Cost $771,469)		641,351

TOTAL INVESTMENTS — 97.0% (Cost $29,747,379)		25,878,666
Other Assets in Excess of Liabilities — 3.0%		816,149
TOTAL NET ASSETS — 100.0%		$26,694,815

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $5,671,993 or 21.2% of the Fund’s net assets.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

See Notes to Financial Statements

A15

Aristotle Floating Rate Income Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
BANK LOANS — 88.9% (a)

Communications — 0.8%
MH Sub I LLC, Senior Secured First Lien
9.20% (1 mo. SOFR US + 3.75%), 09/15/2024	$1,039,518	$1,041,405
Pug LLC, Senior Secured First Lien
9.68% (1 mo. SOFR US + 4.25%), 02/13/2027	16,917,183	16,113,617
Virgin Media Bristol T/L Y, Senior Secured First Lien
8.31% (6 mo. SOFR US + 3.25%), 03/31/2031	6,750,000	6,600,555
Xplornet Communications, Inc., Senior Secured Second Lien
12.43% (1 mo. SOFR US + 7.00%), 10/01/2029	10,500,000	5,302,500
Total Communications		29,058,077

Consumer Discretionary — 13.1%
1011778 BC ULC, Senior Secured First Lien
7.57% (1 mo. SOFR US + 2.25%), 09/21/2030	6,661,208	6,643,889
AlixPartners LLP, Senior Secured First Lien
8.20% (1 mo. SOFR US + 2.75%), 02/04/2028	5,984,652	5,987,644
Allied Universal Holdco LLC, Senior Secured First Lien
9.78% (1 mo. SOFR US + 4.75%), 05/14/2028	63,000,000	62,212,499
Alterra Mountain Co., Senior Secured First Lien
8.95% (1 mo. SOFR US + 3.50%), 08/17/2028	4,496,183	4,498,072
Carnival Corp., Senior Secured First Lien
8.32% (1 mo. SOFR US + 3.00%), 08/08/2027	37,250,000	37,218,896
8.70% (1 mo. SOFR US + 3.25%), 10/18/2028	21,936,883	21,863,724
Chariot Buyer LLC, Senior Secured First Lien
8.68% (1 mo. SOFR US + 3.50%), 11/03/2028	23,567,609	23,249,093
ClubCorp Holdings, Inc., Senior Secured First Lien
8.29% (3 mo. LIBOR US + 2.75%), 09/18/2024	59,009,429	58,216,637
CNT Holdings I Corp., Senior Secured Second Lien
11.71% (3 mo. SOFR US + 6.75%), 11/06/2028	30,590,111	30,564,568
CNT Holdings I Corp., Senior Secured First Lien
8.46% (3 mo. SOFR US + 3.50%), 11/08/2027	8,520,988	8,503,478
Fertitta Entertainment LLC/NV, Senior Secured First Lien
9.33% (1 mo. SOFR US + 4.00%), 01/27/2029	2,311,665	2,292,282
Flynn America LP, Senior Secured First Lien
9.95% (1 mo. SOFR US + 4.50%), 07/29/2028	4,780,376	4,541,357
9.95% (1 mo. SOFR US + 4.50%), 07/29/2028	4,780,376	4,541,357
Mavis Tire Express Services Topco Corp., Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 05/04/2028	2,839,716	2,836,166
MIC Glen LLC, Senior Secured Second Lien
12.18% (1 mo. SOFR US + 6.75%), 10/14/2029	6,185,000	5,860,288
PPV Intermediate Holdings II, LLC, Senior Secured First Lien
11.17% (3 mo. SOFR US), 08/31/2029	20,000,000	19,850,000

	Par	Value
Spin Holdco, Inc., Senior Secured First Lien
9.66% (3 mo. SOFR US + 4.00%), 03/04/2028	$28,597,308	$24,828,326
SRS Distribution, Inc., Senior Secured First Lien
8.93% (1 mo. SOFR US + 3.50%), 06/04/2028	6,635,995	6,582,111
8.95% (1 mo. SOFR US + 3.50%), 06/04/2028	43,694,533	43,318,978
Sunset Debt Merger Sub, Inc., Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 10/06/2028	26,999,831	23,045,435
Tacala Investment Corp., Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.25%), 02/05/2027	11,222,966	11,198,444
Tacala Investment Corp., Senior Secured Second Lien
13.45% (1 mo. SOFR US + 8.00%), 02/05/2028	3,105,000	3,013,403
Wand NewCo 3, Inc., Senior Secured First Lien
8.18% (1 mo. SOFR US + 2.75%), 02/05/2026	26,779,219	26,766,633
8.18% (1 mo. SOFR US + 2.75%), 02/05/2026	13,112,329	13,106,166
8.18% (1 mo. SOFR US + 2.75%), 02/05/2026	4,675,754	4,673,556
Whatabrands LLC, Senior Secured First Lien
8.70% (1 mo. SOFR US + 3.25%), 08/03/2028	21,456,853	21,403,211
Total Consumer Discretionary		476,816,213

Consumer Staples — 4.0%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
9.18% (1 mo. Term SOFR + 3.75%), 10/01/2025	25,384,552	24,496,092
10.20% (1 mo. Term SOFR + 4.75%), 10/01/2025	4,239,191	4,096,118
Naked Juice LLC, Senior Secured First Lien
8.59% (3 mo. SOFR US + 3.25%), 01/24/2029	25,331,589	24,151,263
Sunshine Luxembourg VII Sarl, Senior Secured First Lien
9.09% (3 mo. SOFR US + 3.75%), 10/02/2026	93,109,484	93,070,844
Total Consumer Staples		145,814,317

Energy — 0.6%
Traverse Midstream Partners LLC, Senior Secured First Lien
9.22% (1 mo. Term SOFR + 3.75%), 02/16/2028	21,212,102	21,237,026
Total Energy		21,237,026

Financials — 15.4%
Acrisure LLC, Senior Secured First Lien
8.95% (1 mo. LIBOR US + 3.50%), 02/15/2027	27,075,477	26,751,519
9.20% (1 mo. Term SOFR + 3.75%), 02/15/2027	3,874,194	3,829,002
9.70% (1 mo. LIBOR US + 4.25%), 02/15/2027	67,953,038	67,931,973
Alliant Holdings Intermediate LLC, Senior Secured First Lien
8.93% (1 mo. LIBOR US + 3.50%), 11/06/2027	3,483,461	3,480,378

See Notes to Financial Statements

A16

Aristotle Floating Rate Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Apex Group Treasury LLC, Senior Secured First Lien
9.38% (3 mo. SOFR US + 3.75%), 07/27/2028	$27,271,486	$27,083,994
9.99% (3 mo. SOFR US + 5.00%), 07/27/2028	21,679,918	21,734,118
AssuredPartners, Inc., Senior Secured First Lien
8.83% (1 mo. SOFR US + 3.50%), 02/13/2027	18,171,025	18,142,587
8.95% (1 mo. SOFR US + 3.50%), 02/13/2027	19,678,747	19,691,046
9.58% (1 mo. SOFR US + 4.25%), 02/13/2027	29,775,331	29,831,308
BroadStreet Partners, Inc., Senior Secured First Lien
9.33% (1 mo. SOFR US + 4.00%), 01/26/2029	23,376,893	23,408,568
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien
8.20% (1 mo. SOFR US + 2.75%), 08/21/2025	532,120	532,320
Deerfield Dakota Holding LLC, Senior Secured First Lien
8.99% (3 mo. SOFR US + 3.75%), 04/09/2027	25,676,444	25,093,461
Deerfield Dakota Holding LLC, Senior Secured Second Lien
11.91% (3 mo. LIBOR US + 6.75%), 04/14/2028	51,320,838	48,722,720
GIP Pilot Acquisition Partners LP, Senior Secured First Lien
8.33% (1 mo. Term SOFR + 3.00%), 09/18/2030	7,000,000	6,991,250
GTCR W Merger Sub LLC, Senior Secured First Lien
3.75%, 09/21/2030	64,000,000	64,023,361
HUB International Ltd., Senior Secured First Lien
9.58% (3 mo. SOFR US + 4.25%), 06/20/2030	92,686,513	93,043,819
Hyperion Refinance Sarl, Senior Secured First Lien
9.33% (1 mo. SOFR US + 4.00%), 04/18/2030	12,318,112	12,337,390
RSC Acquisition, Inc., Senior Secured First Lien
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	23,765,086	23,794,792
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	5,614,389	5,621,407
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	5,612,869	5,619,885
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	2,105,326	2,107,958
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	1,776,391	1,778,611
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	1,805,293	1,807,550
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	510,652	511,290
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	936,109	937,279
10.89% (3 mo. SOFR US + 5.50%), 11/01/2026	200,952	201,203
USI, Inc., Senior Secured First Lien
8.58% (1 mo. Term SOFR + 3.25%), 09/29/2030	7,750,000	7,740,313
9.42% (1 mo. Term SOFR + 3.25%), 09/29/2030	15,500,000	15,480,625
Total Financials		558,229,727

	Par	Value
Health Care — 12.8%
Bausch + Lomb Corp., Senior Secured First Lien
8.76% (3 mo. SOFR US + 3.25%), 05/10/2027	$21,450,566	$20,890,492
9.33%, 09/14/2028	17,500,000	17,303,125
Curium Bidco Sarl, Senior Secured First Lien
9.82% (1 mo. SOFR US + 4.50%), 07/31/2029	10,340,113	10,340,113
9.82% (1 mo. SOFR US + 4.50%), 07/31/2029	6,729,759	6,729,759
9.82% (1 mo. SOFR US + 4.50%), 07/31/2029	2,990,206	2,990,206
Eyecare Partners LLC, Senior Secured First Lien
9.25% (3 mo. SOFR US + 3.75%), 11/15/2028	4,159,587	2,939,455
9.75% (3 mo. SOFR US + 4.50%), 11/15/2028	2,070,215	1,466,405
Gainwell Acquisition Corp., Senior Secured First Lien
9.34% (3 mo. SOFR US + 4.00%), 10/01/2027	28,534,775	27,910,577
Gainwell Acquisition Corp., Senior Secured Second Lien
13.37%, 10/02/2028	14,625,000	14,405,625
Heartland Dental LLC, Senior Secured First Lien
10.31% (1 mo. SOFR US + 5.00%), 04/30/2028	26,560,114	26,317,355
Medline Borrower LP, Senior Secured First Lien
8.70% (1 mo. SOFR US + 3.25%), 10/21/2028	14,991,139	14,968,128
Midwest Veterinary Partners LLC, Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 04/30/2028	24,493,625	24,303,800
Pathway Vet Alliance LLC, Senior Secured First Lien
9.20% (1 mo. Term SOFR + 3.75%), 03/31/2027	60,076,316	56,313,135
PetVet Care Centers LLC, Senior Secured First Lien
8.18% (1 mo. SOFR US + 2.75%), 02/14/2025	20,730,092	20,652,354
8.68% (1 mo. SOFR US + 3.25%), 02/14/2025	12,399,685	12,358,394
8.93% (1 mo. SOFR US + 3.50%), 02/15/2025	77,937,112	77,693,560
PetVet Care Centers LLC, Senior Secured Second Lien
11.68% (1 mo. SOFR US + 6.25%), 02/15/2026	58,233,221	57,811,030
Southern Veterinary Partners LLC, Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 10/05/2027	48,660,109	48,424,351
Southern Veterinary Partners LLC, Senior Secured Second Lien
13.18% (1 mo. Term SOFR + 7.75%), 10/05/2028	2,500,000	2,375,000
Star Parent, Inc., Senior Secured First Lien
9.83%, 09/18/2030	18,125,000	17,748,634
Total Health Care		463,941,498

Industrials — 20.8%
Apple Bidco LLC, Senior Secured First Lien
9.33% (1 mo. SOFR US + 4.00%), 09/23/2028	47,797,235	47,817,071
ASP Blade Holdings, Inc., Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.00%), 10/15/2028	14,569,571	12,907,766

See Notes to Financial Statements

A17

Aristotle Floating Rate Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
ASP LS Acquisition Corp., Senior Secured First Lien
10.13% (3 mo. SOFR US + 4.50%), 05/07/2028	$31,928,681	$29,805,424
BCPE Empire Holdings, Inc., Senior Secured First Lien
10.08% (1 mo. SOFR US + 4.75%), 12/23/2028	33,637,065	33,674,906
Brown Group Holding LLC, Senior Secured First Lien
9.08% (3 mo. SOFR US + 3.75%), 07/02/2029	3,127,138	3,129,093
9.08% (3 mo. SOFR US + 3.75%), 07/02/2029	1,483,904	1,484,831
9.08% (1 mo. SOFR US + 3.75%), 07/02/2029	1,275,063	1,275,860
Crosby US Acquisition Corp., Senior Secured First Lien
10.16% (1 mo. SOFR US + 4.75%), 06/27/2026	15,361,414	15,361,414
10.31% (1 mo. SOFR US + 5.00%), 06/27/2026	36,759,850	36,771,429
Dynasty Acquisition Co., Inc., Senior Secured First Lien
9.32% (1 mo. SOFR US + 4.00%), 08/24/2028	61,313,795	61,262,905
Emerald Debt Merger Sub LLC, Senior Secured First Lien
8.33% (1 mo. SOFR US + 3.00%), 05/31/2030	14,825,590	14,825,664
Filtration Group Corp., Senior Secured First Lien
9.70% (1 mo. SOFR US + 4.25%), 10/24/2028	46,607,520	46,730,564
GFL Environmental, Inc., Senior Secured First Lien
8.47% (1 mo. Term SOFR + 3.00%), 05/31/2027	1,174,436	1,176,386
Icebox Holdco III, Inc., Senior Secured First Lien
9.32% (3 mo. SOFR US + 3.75%), 12/22/2028	5,922,873	5,901,284
Kenan Advantage Group, Inc., Senior Secured First Lien
9.73% (6 mo. SOFR US + 4.00%), 03/24/2026	6,000,000	6,007,500
LTI Holdings, Inc., Senior Secured First Lien
8.95% (1 mo. SOFR US + 3.50%), 09/06/2025	24,984,935	24,391,543
10.20% (1 mo. Term SOFR + 4.50%), 07/24/2026	1,450,000	1,422,204
PECF USS Intermediate Holding III Corp., Senior Secured First Lien
9.68% (3 mo. SOFR US + 4.25%), 12/15/2028	15,409,880	12,426,989
Pro Mach Group, Inc., Senior Secured First Lien
9.45% (1 mo. SOFR US + 4.00%), 08/31/2028	21,398,741	21,444,320
10.43% (1 mo. SOFR US + 5.00%), 08/31/2028	6,533,625	6,574,460
Radwell Parent LLC, Senior Secured First Lien
11.21% (1 mo. Term SOFR + 6.53%), 04/01/2029 (d)	5,200,321	5,200,321
11.87% (3 mo. SOFR US + 6.53%), 04/01/2029	38,611,959	38,611,959
Roper Industrial Products Investment Co., Senior Secured First Lien
9.74% (3 mo. SOFR US + 4.50%), 11/22/2029	44,935,786	45,088,343

	Par	Value
Spirit AeroSystems, Inc., Senior Secured First Lien
9.55% (3 mo. SOFR US + 4.50%), 01/15/2027	$3,500,000	$3,499,125
SPX FLOW, Inc., Senior Secured First Lien
9.93% (1 mo. SOFR US + 4.50%), 04/05/2029	29,936,112	29,912,312
Standard Aero Ltd., Senior Secured First Lien
9.32% (1 mo. SOFR US + 4.00%), 08/24/2028	26,631,619	26,609,514
Star US Bidco LLC, Senior Secured First Lien
9.68% (1 mo. SOFR US + 4.25%), 03/17/2027	21,418,336	21,401,630
Titan Acquisition Ltd./Canada, Senior Secured First Lien
8.73% (6 mo. LIBOR US + 3.00%), 03/28/2025	81,226,583	80,688,456
TransDigm, Inc., Senior Secured First Lien
8.49% (3 mo. SOFR US + 3.25%), 02/22/2027	58,961,717	59,106,763
8.49% (3 mo. SOFR US + 3.25%), 08/24/2028	53,048,528	53,135,528
United States Infrastructure Corp., Senior Secured Second Lien
11.95% (1 mo. SOFR US + 6.50%), 05/14/2029	2,893,389	2,716,169
Total Industrials		750,361,733

Materials — 4.7%
Charter Next Generation, Inc., Senior Secured First Lien
9.20% (1 mo. SOFR US + 3.75%), 12/01/2027	23,290,266	23,110,698
Herens US Holdco Corp., Senior Secured First Lien
9.27% (3 mo. SOFR US + 4.00%), 07/03/2028	8,097,888	7,212,181
LABL, Inc., Senior Secured First Lien
10.43% (1 mo. SOFR US + 5.00%), 10/29/2028	42,056,436	41,980,313
Nouryon Finance B.V., Senior Secured First Lien
9.35% (3 mo. SOFR US + 4.00%), 04/03/2028	4,738,125	4,688,777
Nouryon USA LLC, Senior Secured First Lien
9.32% (1 mo. Term SOFR + 4.00%), 04/03/2028	10,223,942	10,117,408
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien
8.70% (1 mo. SOFR US + 3.25%), 02/05/2026	221,135	221,308
8.70% (1 mo. SOFR US + 3.25%), 02/05/2026	49,457	49,496
8.70% (1 mo. SOFR US + 3.25%), 02/05/2026	179,699	179,839
Pregis TopCo LLC, Senior Secured First Lien
9.08% (1 mo. SOFR US + 4.00%), 08/01/2026	5,638,501	5,636,471
9.20% (1 mo. SOFR US + 4.00%), 08/01/2026	12,289,942	12,266,960
Pretium PKG Holdings, Inc., Senior Secured First Lien
9.53% (3 mo. SOFR US + 4.00%), 10/01/2028	16,534,803	10,257,944
9.53% (1 mo. SOFR US + 4.00%), 10/01/2028	5,306,698	3,292,196
Pretium PKG Holdings, Inc., Senior Secured Second Lien
12.28% (3 mo. SOFR US + 6.75%), 10/01/2029	4,198,983	1,346,677
12.28% (1 mo. SOFR US + 6.75%), 10/01/2029	4,198,983	1,346,677

See Notes to Financial Statements

A18

Aristotle Floating Rate Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Proampac PG Borrower LLC, Senior Secured First Lien
9.30% (3 mo. SOFR US + 3.75%), 11/03/2025	$37,220,017	$37,099,052
9.30% (Prime Rate + 3.75%), 11/03/2025	12,406,679	12,366,357
9.30% (3 mo. SOFR US + 3.75%), 11/03/2025	362,612	361,434
Total Materials		171,533,788

Technology — 16.4%
Applied Systems, Inc., Senior Secured Second Lien
11.99% (3 mo. SOFR US + 6.75%), 09/19/2027	58,106,754	58,469,921
Applied Systems, Inc., Senior Secured First Lien
9.74% (3 mo. SOFR US + 4.50%), 09/19/2026	51,523,043	51,738,925
Central Parent, Inc., Senior Secured First Lien
9.49% (3 mo. SOFR US + 4.50%), 07/06/2029	42,846,182	42,907,238
CoreLogic, Inc., Senior Secured First Lien
8.93% (1 mo. SOFR US + 3.50%), 06/02/2028	13,543,966	12,564,805
CoreLogic, Inc., Senior Secured Second Lien
11.95% (1 mo. Term SOFR + 6.50%), 06/04/2029	14,992,823	12,714,214
Dun & Bradstreet Corp., Senior Secured First Lien
8.17% (1 mo. SOFR US + 2.75%), 02/08/2026	11,108,757	11,105,258
Epicor Software Corp., Senior Secured First Lien
9.06% (1 mo. Term SOFR + 3.75%), 07/31/2027	20,500,000	20,551,250
Epicor Software Corp., Senior Secured Second Lien
13.18% (1 mo. SOFR US + 7.75%), 07/31/2028	87,033,991	87,611,898
Peraton Corp., Senior Secured Second Lien
13.23% (3 mo. SOFR US + 7.75%), 02/01/2029	25,363,345	24,898,435
Peraton Corp., Senior Secured First Lien
9.18% (1 mo. SOFR US + 3.75%), 02/01/2028	2,982,948	2,980,472
Polaris Newco LLC, Senior Secured First Lien
9.54% (1 mo. SOFR US + 4.00%), 06/04/2028	39,324,801	37,751,809
RealPage, Inc., Senior Secured Second Lien
11.93% (1 mo. SOFR US + 6.50%), 04/22/2029	80,478,525	80,941,277
Sophia LP, Senior Secured Second Lien
13.43% (1 mo. SOFR US), 10/07/2028	31,011,930	31,089,460
UKG, Inc., Senior Secured First Lien
9.22% (3 mo. SOFR US + 3.75%), 05/03/2026	42,799,012	42,805,860
9.88% (3 mo. SOFR US + 4.50%), 05/04/2026	41,178,688	41,358,844
UKG, Inc., Senior Secured Second Lien
10.03% (3 mo. SOFR US + 5.25%), 05/03/2027	33,931,714	33,964,967
Total Technology		593,454,633

	Par	Value
Utilities — 0.3%
PG&E Corp., Senior Secured First Lien
8.45% (1 mo. SOFR US + 3.00%), 06/23/2025	$10,648,840	$10,673,280
Total Utilities		10,673,280
TOTAL BANK LOANS (Cost $3,231,025,821)		3,221,120,292

CORPORATE BONDS — 5.0%

Consumer Discretionary — 1.7%(b)
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.63%, 07/15/2026	29,327,000	27,828,678
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028	7,750,000	6,444,837
4.63%, 06/01/2028	1,250,000	1,043,506
American Airlines, Inc.
11.75%, 07/15/2025	11,000,000	11,833,941
Caesars Entertainment, Inc.
8.13%, 07/01/2027	7,125,000	7,164,380
Merlin Entertainments Ltd.
5.75%, 06/15/2026	9,533,000	9,133,858
Total Consumer Discretionary		63,449,200

Financials — 2.7%(b)
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025	22,071,000	21,461,836
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028	9,275,000	8,959,968
AssuredPartners, Inc.
7.00%, 08/15/2025	52,566,000	52,067,338
Ryan Specialty LLC
4.38%, 02/01/2030	15,094,000	13,163,075
Total Financials		95,652,217

Industrials — 0.0%(c)
TransDigm, Inc.
6.25%, 03/15/2026 (b)	1,672,000	1,644,338
Total Industrials		1,644,338

Technology — 0.6%(b)
Central Parent, Inc. / CDK Global, Inc.
7.25%, 06/15/2029	14,365,000	13,939,974
CoreLogic, Inc.
4.50%, 05/01/2028	11,875,000	9,027,138
Total Technology		22,967,112
TOTAL CORPORATE BONDS (Cost $191,617,523)		183,712,867

See Notes to Financial Statements

A19

Aristotle Floating Rate Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 4.1%

Invesco Senior Loan ETF	3,095,464	$64,973,789
iShares iBoxx High Yield Corporate Bond ETF	201,720	14,870,798
SPDR Blackstone Senior Loan ETF	596,105	24,994,683
SPDR Bloomberg Short Term High Yield Bond ETF	1,836,075	44,910,395
TOTAL EXCHANGE TRADED FUNDS (Cost $150,100,853)		149,749,665

TOTAL INVESTMENTS — 98.0% (Cost $3,572,744,197)		3,554,582,824
Other Assets in Excess of Liabilities — 2.0%		70,604,123
TOTAL NET ASSETS — 100.0%		$3,625,186,947

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $183,712,867 or 5.1% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)	All or a portion of this bank loan position is unfunded as of September 30, 2023. The interest rate for fully unfunded term loans is to be determined.

See Notes to Financial Statements

A20

Aristotle High Yield Bond Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
CORPORATE BONDS — 82.3%

Communications — 9.2%
Altice France Holding SA
10.50%, 05/15/2027 (a)	$200,000	$125,013
Altice France SA/France
8.13%, 02/01/2027 (a)	200,000	177,614
CCO Holdings LLC / CCO Holdings Capital Corp. (a)
4.25%, 02/01/2031	300,000	239,104
4.75%, 03/01/2030	1,825,000	1,534,272
5.38%, 06/01/2029	265,000	238,033
6.38%, 09/01/2029	240,000	224,033
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	425,000	377,811
CSC Holdings LLC
5.25%, 06/01/2024	400,000	381,135
5.75%, 01/15/2030 (a)	400,000	224,706
6.50%, 02/01/2029 (a)	440,000	365,020
11.25%, 05/15/2028 (a)	200,000	199,502
DISH Network Corp.
11.75%, 11/15/2027 (a)	975,000	983,718
Frontier Communications Holdings LLC (a)
5.00%, 05/01/2028	375,000	320,650
5.88%, 10/15/2027	125,000	113,802
8.63%, 03/15/2031	200,000	188,596
Level 3 Financing, Inc. (a)
3.63%, 01/15/2029	195,000	109,470
4.63%, 09/15/2027	630,000	453,995
10.50%, 05/15/2030	82,000	82,614
Lumen Technologies, Inc.
4.00%, 02/15/2027 (a)	375,000	247,434
Outfront Media Capital LLC / Outfront Media Capital Corp. (a)
4.25%, 01/15/2029	215,000	170,837
5.00%, 08/15/2027	275,000	242,615
Uber Technologies, Inc.
4.50%, 08/15/2029 (a)	485,000	434,430
Virgin Media Finance PLC
5.00%, 07/15/2030 (a)	550,000	433,045
Total Communications		7,867,449

Consumer Discretionary — 20.3%
1011778 BC ULC / New Red Finance, Inc. (a)
3.50%, 02/15/2029	665,000	569,837
4.00%, 10/15/2030	700,000	582,501
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 07/15/2027 (a)	950,000	851,085
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	350,000	291,057
American Airlines 2016-1 Class B Pass Through Trust
Series 2016-1, 5.25%, 01/15/2024	75,040	74,522

	Par	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/2029 (a)	$705,000	$656,268
Boyd Gaming Corp.
4.75%, 06/15/2031 (a)	962,000	819,789
Caesars Entertainment, Inc. (a)
4.63%, 10/15/2029	900,000	763,411
8.13%, 07/01/2027	325,000	326,796
Carnival Corp.
7.00%, 08/15/2029 (a)	425,000	419,482
Cedar Fair LP
5.25%, 07/15/2029	1,040,000	905,092
Churchill Downs, Inc.
6.75%, 05/01/2031 (a)	350,000	331,188
Clarios Global LP / Clarios US Finance Co. (a)
6.25%, 05/15/2026	245,000	240,002
6.75%, 05/15/2028	275,000	268,775
Empire Resorts, Inc.
7.75%, 11/01/2026 (a)	200,000	163,245
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)
4.63%, 01/15/2029	425,000	360,653
6.75%, 01/15/2030	255,000	208,155
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 07/31/2029 (a)	685,000	580,431
Ford Motor Co.
3.25%, 02/12/2032	1,525,000	1,176,756
6.10%, 08/19/2032	144,000	135,784
Ford Motor Credit Co. LLC
6.80%, 05/12/2028	200,000	199,934
Garda World Security Corp.
7.75%, 02/15/2028 (a)	600,000	588,814
Hertz Corp.
5.00%, 12/01/2029 (a)	410,000	321,566
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (a)
4.88%, 07/01/2031	670,000	546,878
5.00%, 06/01/2029	265,000	230,189
Jacobs Entertainment, Inc.
6.75%, 02/15/2029 (a)	415,000	368,746
Las Vegas Sands Corp.
3.90%, 08/08/2029	750,000	641,013
LGI Homes, Inc.
4.00%, 07/15/2029 (a)	575,000	459,324
MajorDrive Holdings IV LLC
6.38%, 06/01/2029 (a)	1,145,000	943,575
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	590,000	516,996
Royal Caribbean Cruises Ltd. (a)
7.25%, 01/15/2030	325,000	322,479
9.25%, 01/15/2029	325,000	343,584
11.63%, 08/15/2027	100,000	108,552
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (a)	475,000	417,872

See Notes to Financial Statements

A21

Aristotle High Yield Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Six Flags Entertainment Corp.
5.50%, 04/15/2027 (a)	$590,000	$543,369
STL Holding Co. LLC
7.50%, 02/15/2026 (a)	600,000	556,287
Viking Cruises Ltd. (a)
6.25%, 05/15/2025	315,000	308,610
9.13%, 07/15/2031	350,000	350,518
Viking Ocean Cruises Ship VII Ltd.
5.63%, 02/15/2029 (a)	50,000	45,303
Total Consumer Discretionary		17,538,438

Consumer Staples — 4.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)
3.50%, 03/15/2029	50,000	42,674
5.88%, 02/15/2028	825,000	794,940
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (a)	600,000	529,821
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030	250,000	233,604
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)	710,000	614,198
Pilgrim’s Pride Corp.
4.25%, 04/15/2031	525,000	438,574
Post Holdings, Inc.
4.63%, 04/15/2030 (a)	955,000	818,960
US Foods, Inc. (a)
4.63%, 06/01/2030	685,000	595,979
7.25%, 01/15/2032	50,000	50,012
Total Consumer Staples		4,118,762

Energy — 9.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	1,035,000	948,771
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (a)	400,000	360,154
Callon Petroleum Co.
7.50%, 06/15/2030 (a)	625,000	606,782
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	565,000	501,439
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
7.38%, 02/01/2031 (a)	500,000	509,803
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030 (a)	425,000	425,474
DT Midstream, Inc.
4.30%, 04/15/2032 (a)	500,000	426,110
Endeavor Energy Resources LP / EER Finance, Inc.
5.75%, 01/30/2028 (a)	725,000	700,320
EQM Midstream Partners LP
5.50%, 07/15/2028	150,000	140,931

	Par	Value
6.50%, 07/01/2027 (a)	$210,000	$205,270
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	315,000	298,963
8.88%, 04/15/2030	200,000	195,470
Range Resources Corp.
4.75%, 02/15/2030 (a)	425,000	377,708
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 12/31/2030 (a)	485,000	428,636
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	825,000	695,115
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	500,000	485,239
Venture Global Calcasieu Pass LLC (a)
3.88%, 11/01/2033	350,000	272,129
3.88%, 08/15/2029	125,000	105,320
4.13%, 08/15/2031	125,000	102,704
6.25%, 01/15/2030	25,000	23,872
Venture Global LNG, Inc. (a)
8.13%, 06/01/2028	325,000	322,034
8.38%, 06/01/2031	350,000	344,415
Total Energy		8,476,659

Financials — 4.5%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (a)	700,000	661,228
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031 (a)	360,000	360,963
Howard Hughes Corp.
5.38%, 08/01/2028 (a)	890,000	785,233
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (a)	125,000	102,889
Iron Mountain, Inc. (a)
4.50%, 02/15/2031	75,000	61,770
4.88%, 09/15/2029	405,000	355,434
NFP Corp.
8.50%, 10/01/2031 (a)	125,000	125,322
OneMain Finance Corp.
3.88%, 09/15/2028	315,000	253,184
5.38%, 11/15/2029	195,000	163,547
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.88%, 05/15/2029 (a)	475,000	402,399
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	640,000	568,511
Total Financials		3,840,480

Health Care — 5.6%
Avantor Funding, Inc. (a)
3.88%, 11/01/2029	50,000	42,789
4.63%, 07/15/2028	460,000	419,871

See Notes to Financial Statements

A22

Aristotle High Yield Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Bausch & Lomb Escrow Corp.
8.38%, 10/01/2028 (a)	$125,000	$125,528
Bausch Health Cos., Inc. (a)
4.88%, 06/01/2028	300,000	171,111
11.00%, 09/30/2028	296,000	201,561
Charles River Laboratories International, Inc. (a)
3.75%, 03/15/2029	100,000	85,838
4.00%, 03/15/2031	350,000	296,601
4.25%, 05/01/2028	297,000	266,662
CHS/Community Health Systems, Inc. (a)
4.75%, 02/15/2031	180,000	127,638
5.63%, 03/15/2027	550,000	472,450
IQVIA, Inc.
6.50%, 05/15/2030 (a)	425,000	416,508
Medline Borrower LP
3.88%, 04/01/2029 (a)	750,000	634,734
Option Care Health, Inc.
4.38%, 10/31/2029 (a)	485,000	419,489
Star Parent, Inc.
9.00%, 10/01/2030 (a)	325,000	328,820
Tenet Healthcare Corp.
4.25%, 06/01/2029	265,000	228,346
4.38%, 01/15/2030	190,000	163,666
4.63%, 06/15/2028	75,000	67,591
6.13%, 10/01/2028	195,000	183,238
6.75%, 05/15/2031 (a)	200,000	193,144
Total Health Care		4,845,585

Industrials — 11.4%
BWX Technologies, Inc.
4.13%, 04/15/2029 (a)	785,000	689,403
Chart Industries, Inc. (a)
7.50%, 01/01/2030	175,000	176,178
9.50%, 01/01/2031	300,000	319,110
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030 (a)	300,000	289,177
GFL Environmental, Inc. (a)
3.50%, 09/01/2028	540,000	465,375
3.75%, 08/01/2025	300,000	284,675
4.38%, 08/15/2029	170,000	147,879
4.75%, 06/15/2029	350,000	311,562
Husky III Holding Ltd.
13.00% Cash or 13.75% PIK, 02/15/2025 (a)	925,000	918,081
Madison IAQ LLC (a)
4.13%, 06/30/2028	190,000	164,191
5.88%, 06/30/2029	115,000	92,745
OT Merger Corp.
7.88%, 10/15/2029 (a)	765,000	470,845
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029 (a)	350,000	190,365
Regal Rexnord Corp.
6.40%, 04/15/2033 (a)	850,000	819,614
Sensata Technologies BV
4.00%, 04/15/2029 (a)	150,000	129,306

	Par	Value
Sensata Technologies, Inc. (a)
3.75%, 02/15/2031	$500,000	$405,175
4.38%, 02/15/2030	550,000	475,506
Spirit AeroSystems, Inc.
9.38%, 11/30/2029 (a)	475,000	483,970
SPX FLOW, Inc.
8.75%, 04/01/2030 (a)	975,000	902,539
TK Elevator Holdco GmbH
7.63%, 07/15/2028 (a)	550,000	501,305
TK Elevator US Newco, Inc.
5.25%, 07/15/2027 (a)	285,000	261,534
TransDigm, Inc.
4.88%, 05/01/2029	440,000	387,144
5.50%, 11/15/2027	250,000	234,336
6.25%, 03/15/2026 (a)	240,000	236,029
6.75%, 08/15/2028 (a)	325,000	320,365
6.88%, 12/15/2030 (a)	175,000	171,801
Total Industrials		9,848,210

Materials — 9.7%(a)
ARD Finance SA
6.50% Cash or 7.25% PIK, 06/30/2027	297,686	225,063
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027	200,000	167,164
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029	225,000	209,423
8.75%, 04/15/2030	225,000	193,306
Herens Holdco Sarl
4.75%, 05/15/2028	400,000	311,095
INEOS Quattro Finance 2 PLC
3.38%, 01/15/2026	525,000	478,790
LABL, Inc.
5.88%, 11/01/2028	585,000	526,264
6.75%, 07/15/2026	125,000	121,290
8.25%, 11/01/2029	170,000	139,081
9.50%, 11/01/2028	25,000	25,656
10.50%, 07/15/2027	250,000	235,334
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026	75,000	72,441
9.25%, 04/15/2027	815,000	713,513
Northern Star Resources Ltd.
6.13%, 04/11/2033	275,000	257,118
Novelis Corp.
3.88%, 08/15/2031	275,000	219,976
4.75%, 01/30/2030	485,000	420,393
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031	375,000	367,031
Perenti Finance Pty Ltd.
6.50%, 10/07/2025	615,000	602,700
Sealed Air Corp.
6.88%, 07/15/2033	500,000	486,295
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028	350,000	339,355

See Notes to Financial Statements

A23

Aristotle High Yield Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
SNF Group SACA
3.38%, 03/15/2030	$485,000	$391,949
South32 Treasury Ltd.
4.35%, 04/14/2032	660,000	557,221
Standard Industries, Inc.
3.38%, 01/15/2031	75,000	58,068
4.38%, 07/15/2030	145,000	120,240
4.75%, 01/15/2028	615,000	555,499
TMS International Corp.
6.25%, 04/15/2029	425,000	351,946
Windsor Holdings III LLC
8.50%, 06/15/2030	300,000	296,323
Total Materials		8,442,534

Technology — 4.8%(a)
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.00%, 06/15/2029	400,000	398,880
Ciena Corp.
4.00%, 01/31/2030	670,000	567,693
CommScope Technologies LLC
6.00%, 06/15/2025	375,000	357,472
CommScope, Inc.
6.00%, 03/01/2026	150,000	140,190
8.25%, 03/01/2027	435,000	284,886
CoreLogic, Inc.
4.50%, 05/01/2028	460,000	349,683
Entegris Escrow Corp.
5.95%, 06/15/2030	490,000	454,939
Entegris, Inc.
4.38%, 04/15/2028	390,000	347,578
MPH Acquisition Holdings LLC
5.75%, 11/01/2028	450,000	338,384
NCR Atleos Escrow Corp.
9.50%, 04/01/2029	200,000	193,647
Open Text Corp.
3.88%, 12/01/2029	170,000	139,930
Open Text Holdings, Inc.
4.13%, 12/01/2031	540,000	431,433
Rackspace Technology Global, Inc.
3.50%, 02/15/2028	265,000	124,128
Total Technology		4,128,843

Utilities — 2.1%(a)
Calpine Corp.
5.13%, 03/15/2028	740,000	659,772
Vistra Operations Co. LLC
4.38%, 05/01/2029	800,000	688,445
5.00%, 07/31/2027	325,000	299,143
5.50%, 09/01/2026	170,000	162,281
7.75%, 10/15/2031	25,000	24,650
Total Utilities		1,834,291
TOTAL CORPORATE BONDS (Cost $77,666,033)		70,941,251

	Par	Value
BANK LOANS — 8.5%(b)

Consumer Discretionary — 1.7%
MIC Glen LLC, Senior Secured Second Lien
12.18% (1 mo. Term SOFR + 6.75%), 10/14/2029	$250,000	$236,875
Tacala Investment Corp., Senior Secured Second Lien
13.45% (1 mo. Term SOFR + 8.00%), 02/05/2028	250,000	242,625
Tamko Building Products LLC, Senior Secured First Lien
8.83% (1 mo. Term SOFR + 3.50%), 09/20/2030	500,000	498,440
Wand NewCo 3, Inc., Senior Secured First Lien
8.17% (1 mo. Term SOFR + 2.75%), 02/05/2026	52,457	52,433
8.17% (1 mo. Term SOFR + 2.75%), 02/05/2026	147,107	147,038
8.17% (1 mo. Term SOFR + 2.75%), 02/05/2026	300,436	300,294
Total Consumer Discretionary		1,477,705

Consumer Staples — 0.6%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien
9.09% (3 mo. Term SOFR + 3.75%), 10/02/2026	500,000	499,793
Total Consumer Staples		499,793

Health Care — 0.6%
Gainwell Acquisition Corp., Senior Secured First Lien
9.34% (3 mo. Term SOFR + 4.00%), 10/01/2027	497,449	486,567
Total Health Care		486,567

Industrials — 1.1%
PECF USS Intermediate Holding III Corp., Senior Secured First Lien
9.68% (1 mo. Term SOFR + 4.25%), 12/15/2028	250,000	201,608
Roper Industrial Products Investment Co., Senior Secured First Lien
9.74% (1 mo. Term SOFR + 4.50%), 11/22/2029	498,750	500,443
TransDigm, Inc., Senior Secured First Lien
8.49% (1 mo. Term SOFR + 3.25%), 02/22/2027	250,000	250,615
Total Industrials		952,666

Materials — 1.1%
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien
8.70% (1 mo. Term SOFR + 3.25%), 02/05/2026	470,060	470,427

See Notes to Financial Statements

A24

Aristotle High Yield Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Pregis TopCo LLC, Senior Secured First Lien
9.08% (1 mo. Term SOFR + 4.00%), 08/01/2026	$499,331	$499,151
Total Materials		969,578

Technology — 2.8%
Applied Systems, Inc., Senior Secured First Lien
9.74% (3 mo. Term SOFR + 4.50%), 09/19/2026	498,747	500,836
Dun & Bradstreet Corp., Senior Secured First Lien
8.17% (1 mo. Term SOFR + 2.75%), 02/08/2026	499,033	498,876
Peraton Corp., Senior Secured First Lien
9.18% (1 mo. Term SOFR + 3.75%), 02/01/2028	495,974	495,562
Polaris Newco LLC, Senior Secured First Lien
9.54% (3 mo. LIBOR US + 4.00%), 06/04/2028	497,468	477,570
UKG, Inc., Senior Secured First Lien
9.22% (3 mo. Term SOFR + 3.75%), 05/03/2026	500,000	500,080
Total Technology		2,472,924

Utilities — 0.6%
PG&E Corp., Senior Secured First Lien
8.45% (1 mo. Term SOFR + 3.00%), 06/23/2025	498,711	499,856
Total Utilities		499,856
TOTAL BANK LOANS (Cost $7,377,213)		7,359,089

COLLATERALIZED LOAN OBLIGATIONS — 5.7%(a)(c)

Benefit Street Partners CLO Ltd.
Series 2018-16A, Class E, 12.27% (3 mo. Term SOFR + 6.96%), 01/17/2032	250,000	238,645
Series 2018-5BA, Class D, 11.54% (3 mo. Term SOFR + 6.21%), 04/20/2031	250,000	236,547
CarVal CLO
Series 2019-2A, Class E, 12.03% (3 mo. Term SOFR + 6.70%), 07/20/2032	525,000	495,519
CIFC Funding Ltd.
Series 2019-6A, Class E, 12.97% (3 mo. Term SOFR + 7.66%), 01/16/2033	550,000	539,495
Dryden Senior Loan Fund
Series 2018-55A, Class F, 12.77% (3 mo. Term SOFR + 7.46%), 04/15/2031	250,000	168,824
Eaton Vance Management
Series 2020-1A, Class ER, 11.82% (3 mo. Term SOFR + 6.51%), 10/15/2034	500,000	473,184
Magnetite CLO Ltd.
Series 2019-22A, Class ER, 11.92% (3 mo. Term SOFR + 6.61%), 04/15/2031	500,000	482,841
Neuberger Berman CLO Ltd.
Series 2018-30A, Class ER, 11.79% (3 mo. Term SOFR + 6.46%), 01/20/2031	750,000	713,032
Series 2019-31A, Class ER, 12.09% (3 mo. Term SOFR + 6.76%), 04/20/2031	500,000	480,769

	Par	Value
Oak Hill Credit Partners
Series 2012-7A, Class ER3, 11.89% (3 mo. Term SOFR + 6.51%), 02/20/2034	$250,000	$248,543
Rad CLO
Series 2018-2A, Class ER, 11.57% (3 mo. Term SOFR + 6.26%), 10/15/2031	400,000	367,384
Series 2018-2A, Class F, 13.02% (3 mo. Term SOFR + 7.71%), 10/15/2031	250,000	191,189
Trimaran CAVU LLC
Series 2021-3A, Class E, 12.94% (3 mo. Term SOFR + 7.63%), 01/18/2035	250,000	238,051
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,148,478)		4,874,023

	Shares
EXCHANGE TRADED FUNDS — 1.4%

iShares iBoxx High Yield Corporate Bond ETF	9,645	711,029
SPDR Bloomberg High Yield Bond ETF	5,668	512,387
TOTAL EXCHANGE TRADED FUNDS (Cost $1,234,505)		1,223,416

	Par
ASSET BACKED SECURITIES — 0.2%

American Airlines Group, Inc.
Series B, 3.95%, 07/11/2030	$182,000	157,565
TOTAL ASSET BACKED SECURITIES (Cost $148,544)		157,565

	Shares
COMMON STOCKS – 0.0%(d)

TMT Dummy Equity(e)	709	4,786
TOTAL COMMON STOCKS (Cost $264,097)		4,786

TOTAL INVESTMENTS — 98.1% (Cost $91,838,870)		84,560,130
Other Assets in Excess of Liabilities — 1.9%		1,682,562
TOTAL NET ASSETS — 100.0%		$86,242,692

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $67,615,093 or 78.4% of the Fund’s net assets.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

See Notes to Financial Statements

A25

Aristotle High Yield Bond Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(d)	Represents less than 0.05% of net assets.

(e)	Non-income producing security.

See Notes to Financial Statements

A26

Aristotle Short Duration Income Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
CORPORATE BONDS — 47.7%

Communications — 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%, 02/15/2028	$4,500,000	$4,059,773
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)
4.74%, 03/20/2025	4,684,500	4,636,114
5.15%, 03/20/2028	1,352,700	1,329,312
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,675,000	1,543,437
2.63%, 04/15/2026	100,000	92,572
Verizon Communications, Inc.
2.10%, 03/22/2028	3,000,000	2,578,030
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	3,550,000	3,424,976
3.76%, 03/15/2027	3,000,000	2,770,957
Total Communications		20,435,171

Consumer Discretionary — 5.0%
British Airways 2019-1 Class A Pass Through Trust
Series PTT, 3.35%, 06/15/2029 (a)	2,188,738	1,948,430
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50%, 10/20/2025 (a)	4,499,499	4,372,094
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,500,000	2,347,331
2.70%, 08/10/2026	1,775,000	1,585,733
3.38%, 11/13/2025	4,200,000	3,900,397
General Motors Financial Co., Inc.
5.40%, 04/06/2026	5,600,000	5,485,580
6.00%, 01/09/2028	3,000,000	2,964,785
Genting New York LLC / GENNY Capital, Inc.
3.30%, 02/15/2026 (a)	1,800,000	1,597,896
Hyatt Hotels Corp.
5.75%, 01/30/2027	1,450,000	1,441,383
Las Vegas Sands Corp.
3.20%, 08/08/2024	3,000,000	2,904,257
Marriott International, Inc.
4.90%, 04/15/2029	4,400,000	4,197,541
5.55%, 10/15/2028	10,000,000	9,891,296
Mattel, Inc.
3.38%, 04/01/2026 (a)	8,000,000	7,406,197
Nordstrom, Inc.
2.30%, 04/08/2024	2,300,000	2,254,299
Total Consumer Discretionary		52,297,219

Consumer Staples — 2.5%(a)
Bacardi Ltd. / Bacardi-Martini BV
5.25%, 01/15/2029	3,000,000	2,904,373
JDE Peet’s NV
0.80%, 09/24/2024	3,000,000	2,848,249
Mars, Inc.
4.55%, 04/20/2028	15,000,000	14,539,674
Suntory Holdings Ltd.
2.25%, 10/16/2024	$5,600,000	$5,387,395
Total Consumer Staples		25,679,691

Energy — 1.3%
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,441,349
MPLX LP
4.88%, 12/01/2024	3,020,000	2,978,210
TransCanada PipeLines Ltd.
6.20%, 03/09/2026	5,300,000	5,294,315
Western Midstream Operating LP
6.35%, 01/15/2029	2,250,000	2,256,732
Total Energy		13,970,606

Financials — 23.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	4,900,000	4,662,846
1.75%, 01/30/2026	1,250,000	1,128,700
5.75%, 06/06/2028	800,000	782,175
Air Lease Corp.
3.38%, 07/01/2025	1,200,000	1,140,589
5.30%, 02/01/2028	2,000,000	1,933,582
5.85%, 12/15/2027	3,350,000	3,307,260
Avolon Holdings Funding Ltd. (a)
2.13%, 02/21/2026	4,550,000	4,078,418
4.25%, 04/15/2026	2,650,000	2,491,840
Bank of America Corp. (b)
0.98% (SOFR + 0.69%), 04/22/2025	7,500,000	7,267,720
1.84% (SOFR + 0.67%), 02/04/2025	5,450,000	5,361,209
3.38% (SOFR + 1.33%), 04/02/2026	8,000,000	7,658,632
3.84% (SOFR + 1.11%), 04/25/2025	3,500,000	3,450,967
4.83% (SOFR + 1.75%), 07/22/2026	3,000,000	2,925,704
5.93% (SOFR + 1.34%), 09/15/2027	8,500,000	8,439,545
Block, Inc.
2.75%, 06/01/2026	750,000	675,336
Capital One Financial Corp.
5.47% (SOFR + 2.08%), 02/01/2029 (b)	2,100,000	2,000,166
Citigroup, Inc. (b)
0.78% (SOFR + 0.69%), 10/30/2024	1,400,000	1,393,497
2.01% (SOFR + 0.69%), 01/25/2026	5,650,000	5,337,110
4.14% (SOFR + 1.37%), 05/24/2025	3,750,000	3,697,603
Extra Space Storage LP
3.50%, 07/01/2026	1,035,000	968,993
3.88%, 12/15/2027	5,820,000	5,338,644
5.70%, 04/01/2028	2,200,000	2,176,285
Fiserv, Inc.
5.45%, 03/02/2028	5,250,000	5,207,938
Global Payments, Inc.
1.50%, 11/15/2024	4,500,000	4,276,158
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	4,425,000	4,302,628
Goldman Sachs Group, Inc.
1.76% (SOFR + 0.73%), 01/24/2025 (b)	12,050,000	11,860,353

See Notes to Financial Statements

A27

Aristotle Short Duration Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
3.27% (3 mo. Term SOFR + 1.46%), 09/29/2025 (b)	$3,000,000	$2,907,839
3.50%, 04/01/2025	3,246,000	3,126,356
6.01% (SOFR + 0.70%), 01/24/2025 (b)	3,000,000	2,990,309
HSBC Holdings PLC (b)
0.98% (SOFR + 0.71%), 05/24/2025	2,500,000	2,409,006
1.16% (SOFR + 0.58%), 11/22/2024	4,000,000	3,962,553
4.18% (SOFR + 1.51%), 12/09/2025	1,000,000	973,387
JPMorgan Chase & Co.
0.82% (3 mo. Term SOFR + 0.54%), 06/01/2025 (b)	1,500,000	1,444,294
0.97% (3 mo. Term SOFR + 0.58%), 06/23/2025 (b)	3,200,000	3,071,913
2.30% (SOFR + 1.16%), 10/15/2025 (b)	4,250,000	4,077,584
2.60% (SOFR + 0.92%), 02/24/2026 (b)	1,500,000	1,428,529
3.30%, 04/01/2026	1,500,000	1,416,858
4.08% (SOFR + 1.32%), 04/26/2026 (b)	4,000,000	3,882,863
MassMutual Global Funding II (a)
4.15%, 08/26/2025	3,350,000	3,260,708
5.05%, 12/07/2027	1,800,000	1,771,956
Metropolitan Life Global Funding I
4.05%, 08/25/2025 (a)	4,000,000	3,869,931
Mitsubishi UFJ Financial Group, Inc. (b)
0.95% (1 Year CMT Rate + 0.55%), 07/19/2025	6,000,000	5,752,355
3.84% (1 Year CMT Rate + 1.13%), 04/17/2026	1,000,000	965,983
4.79% (1 Year CMT Rate + 1.70%), 07/18/2025	5,000,000	4,942,952
Morgan Stanley (b)
0.79% (SOFR + 0.53%), 05/30/2025	8,400,000	8,070,254
4.68% (SOFR + 1.67%), 07/17/2026	1,200,000	1,169,275
5.05% (SOFR + 1.30%), 01/28/2027	3,050,000	2,990,547
5.12% (SOFR + 1.73%), 02/01/2029	3,000,000	2,890,143
5.16% (SOFR + 1.59%), 04/20/2029	3,300,000	3,176,158
5.75% (SOFR + 1.17%), 04/17/2025	2,000,000	2,003,833
6.14% (SOFR + 1.77%), 10/16/2026	1,500,000	1,501,834
Nasdaq, Inc.
5.35%, 06/28/2028	3,750,000	3,683,729
New York Life Global Funding (a)
4.70%, 04/02/2026	3,000,000	2,940,186
4.85%, 01/09/2028	2,000,000	1,954,807
OneMain Finance Corp.
6.13%, 03/15/2024	2,588,000	2,582,251
Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)
2.70%, 11/01/2024	4,750,000	4,574,680
3.45%, 07/01/2024	2,300,000	2,256,554
4.40%, 07/01/2027	2,300,000	2,156,825
5.75%, 05/24/2026	5,250,000	5,175,402
Public Storage Operating Co.
5.13%, 01/15/2029	3,000,000	2,954,365
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	2,000,000	1,914,943
Santander Holdings USA, Inc.
4.26% (SOFR + 1.38%), 06/09/2025 (b)	$500,000	$488,649
Standard Chartered PLC
0.99% (1 Year CMT Rate + 0.78%), 01/12/2025 (a)(b)	3,000,000	2,951,078
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/2026	3,000,000	2,639,575
1.47%, 07/08/2025	2,000,000	1,850,816
2.35%, 01/15/2025	2,500,000	2,387,356
2.45%, 09/27/2024	600,000	579,681
5.46%, 01/13/2026	3,000,000	2,970,878
Truist Financial Corp.
4.26% (SOFR + 1.46%), 07/28/2026 (b)	3,500,000	3,370,559
UBS Group AG
4.49% (1 Year CMT Rate + 1.55%), 05/12/2026 (a)(b)	3,750,000	3,633,315
VICI Properties LP
4.38%, 05/15/2025	1,350,000	1,306,000
4.75%, 02/15/2028	1,350,000	1,264,045
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (a)	6,050,000	5,794,113
Wells Fargo & Co.
5.57% (SOFR + 1.74%), 07/25/2029 (b)	3,850,000	3,757,572
Wells Fargo Bank NA
5.45%, 08/07/2026	7,000,000	6,955,452
Total Financials		246,064,149

Health Care — 2.0%
Amgen, Inc.
5.15%, 03/02/2028	3,000,000	2,951,584
HCA, Inc.
5.20%, 06/01/2028	2,650,000	2,562,503
IQVIA, Inc.
5.70%, 05/15/2028 (a)	4,600,000	4,474,834
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2026	4,000,000	3,908,422
UnitedHealth Group, Inc.
4.25%, 01/15/2029	7,000,000	6,666,660
Total Health Care		20,564,003

Industrials — 2.7%
Element Fleet Management Corp.
1.60%, 04/06/2024 (a)	5,300,000	5,174,027
HEICO Corp.
5.25%, 08/01/2028	1,000,000	976,268
L3Harris Technologies, Inc.
5.40%, 01/15/2027	3,750,000	3,719,458
Lennox International, Inc.
5.50%, 09/15/2028	5,150,000	5,056,865
Regal Rexnord Corp.
6.05%, 02/15/2026 (a)	5,500,000	5,441,145
Republic Services, Inc.
4.88%, 04/01/2029	2,300,000	2,236,623
TK Elevator US Newco, Inc.
5.25%, 07/15/2027 (a)	1,500,000	1,376,495

See Notes to Financial Statements

A28

Aristotle Short Duration Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Veralto Corp.
5.50%, 09/18/2026 (a)	$3,600,000	$3,585,016
Total Industrials		27,565,897

Materials — 0.5%
Ball Corp.
6.88%, 03/15/2028	5,000,000	5,035,530
Total Materials		5,035,530

Technology — 3.3%
Arrow Electronics, Inc.
6.13%, 03/01/2026	2,200,000	2,191,909
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (a)	8,698,000	7,801,409
Concentrix Corp.
6.65%, 08/02/2026	6,500,000	6,463,264
Flex Ltd.
6.00%, 01/15/2028	2,000,000	1,990,928
Infor, Inc.
1.75%, 07/15/2025 (a)	2,000,000	1,840,331
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	1,500,000	1,309,998
Marvell Technology, Inc.
5.75%, 02/15/2029	3,100,000	3,072,857
Microchip Technology, Inc.
0.98%, 09/01/2024	1,750,000	1,670,958
Oracle Corp.
4.50%, 05/06/2028	3,250,000	3,099,316
TD SYNNEX Corp.
1.25%, 08/09/2024	4,800,000	4,587,173
Total Technology		34,028,143

Utilities — 4.8%
AES Corp.
3.30%, 07/15/2025 (a)	3,650,000	3,461,701
National Grid PLC
5.60%, 06/12/2028	3,100,000	3,068,631
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	3,200,000	3,099,268
5.75%, 09/01/2025	4,700,000	4,688,336
6.05%, 03/01/2025	3,100,000	3,105,798
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (a)	7,875,000	7,714,965
NiSource, Inc.
5.25%, 03/30/2028	2,950,000	2,893,079
Sempra Energy
3.30%, 04/01/2025	1,600,000	1,538,649
5.40%, 08/01/2026	2,750,000	2,722,255
Southern Co.
5.50%, 03/15/2029	3,750,000	3,728,779
Vistra Operations Co. LLC (a)
3.55%, 07/15/2024	4,250,000	4,145,860
4.88%, 05/13/2024	6,000,000	5,938,860
WEC Energy Group, Inc.
4.75%, 01/09/2026	$3,750,000	$3,674,661
Total Utilities		49,780,842
TOTAL CORPORATE BONDS (Cost $509,745,312)		495,421,251

ASSET BACKED SECURITIES — 17.2%

Ally Auto Receivables Trust
Series 2022-3, Class A2, 5.29%, 06/16/2025	951,827	949,999
Series 2023-1, Class A2, 5.76%, 11/15/2026	1,500,000	1,497,574
American Airlines Group, Inc.
Series 2013-1, 3.95%, 11/15/2025	411,018	389,152
Series 2013-1, 4.00%, 07/15/2025	624,831	584,872
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class B, 0.68%, 10/19/2026	10,100,000	9,864,642
Series 2021-3, Class B, 1.17%, 08/18/2027	4,700,000	4,439,085
Series 2022-2, Class A2A, 4.20%, 12/18/2025	933,027	927,949
Series 2022-2, Class A3, 4.38%, 04/18/2028	460,000	452,203
Series 2023-1, Class A2A, 5.84%, 10/19/2026	4,776,113	4,760,540
Series 2023-2, Class A2, 6.19%, 04/19/2027	3,000,000	2,991,520
Atrium CDO Corp.
Series 13A, Class A1, 6.79% (3 mo. Term SOFR + 1.44%), 11/21/2030 (a)(c)	461,748	460,494
British Airways PLC
Series 2013-1, 4.63%, 06/20/2024 (a)	830,021	815,910
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A2, 5.20%, 05/15/2026	4,503,017	4,485,190
Delta Air Lines, Inc.
Series 2019-1, 3.20%, 04/25/2024	5,500,000	5,383,675
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (a)	2,000,000	1,893,753
Series 2020-B, Class B, 1.19%, 01/15/2026	2,050,000	2,010,355
Series 2020-C, Class B, 0.79%, 08/15/2026	2,650,000	2,479,047
Series 2021-A, Class B, 0.70%, 10/15/2026	8,000,000	7,444,157
Series 2022-C, Class A2A, 4.52%, 04/15/2025	1,824,205	1,818,781
Series 2022-D, Class A2A, 5.37%, 08/15/2025	475,534	474,593
Series 2023-B, Class A2A, 5.57%, 06/15/2026	5,250,000	5,234,135
General Motors Financial Co., Inc.
Series 2020-3, Class B, 0.76%, 12/18/2025	2,004,925	1,976,024
Series 2021-2, Class B, 0.69%, 01/19/2027	2,400,000	2,286,097
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class B, 0.75%, 05/17/2027	800,000	751,078
Series 2023-2, Class A2A, 5.10%, 05/18/2026	1,600,000	1,592,474
Hilton Grand Vacations, Inc. (a)
Series 2020-AA, Class A, 2.74%, 02/25/2039	136,727	128,843
Series 2022-1D, Class A, 3.61%, 06/20/2034	443,484	419,174
Series 2022-2A, Class A, 4.30%, 01/25/2037	1,149,155	1,101,039
Series 2023-1A, Class A, 5.72%, 01/25/2038	3,000,000	2,984,236
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3, 0.41%, 11/18/2025	209,826	203,810
Series 2022-2, Class A2, 3.81%, 03/18/2025	1,005,204	999,872
Series 2023-2, Class A2, 5.41%, 04/15/2026	5,150,000	5,128,329

See Notes to Financial Statements

A29

Aristotle Short Duration Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A2, 5.09%, 01/15/2026	$818,751	$815,862
MVW Owner Trust (a)
Series 2020-1A, Class A, 1.74%, 10/20/2037	235,531	215,770
Series 2021-1WA, Class A, 1.14%, 01/22/2041	824,367	742,870
Series 2022-1A, Class A, 4.15%, 11/21/2039	668,171	639,342
Navient Student Loan Trust (a)
Series 2018-BA, Class A2A, 3.61%, 12/15/2059	421,773	411,248
Series 2018-DA, Class A2A, 4.00%, 12/15/2059	396,039	380,466
Series 2019-BA, Class A2A, 3.39%, 12/15/2059	988,158	947,461
Series 2019-EA, Class A2A, 2.64%, 05/15/2068	820,166	781,258
Series 2020-1A, Class A1B, 6.48% (30 day avg SOFR US + 1.16%), 06/25/2069 (c)	1,639,581	1,634,148
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	2,769,890	2,381,295
Series 2020-A, Class A2A, 2.46%, 11/15/2068	625,769	579,318
Series 2020-BA, Class A2, 2.12%, 01/15/2069	3,116,823	2,863,074
Series 2020-DA, Class A, 1.69%, 05/15/2069	697,018	630,807
Series 2020-EA, Class A, 1.69%, 05/15/2069	2,518,257	2,252,549
Series 2020-FA, Class A, 1.22%, 07/15/2069	635,712	569,114
Series 2020-GA, Class A, 1.17%, 09/16/2069	605,527	538,951
Series 2020-HA, Class A, 1.31%, 01/15/2069	1,362,485	1,247,302
Series 2021-1A, Class A1B, 6.03% (30 day avg SOFR US + 0.71%), 12/26/2069 (c)	1,206,583	1,186,950
Series 2021-2A, Class A1B, 5.98% (30 day avg SOFR US + 0.66%), 02/25/2070 (c)	2,435,996	2,384,393
Series 2021-A, Class A, 0.84%, 05/15/2069	672,589	578,914
Series 2021-CA, Class A, 1.06%, 10/15/2069	3,256,985	2,791,578
Series 2021-FA, Class A, 1.11%, 02/18/2070	1,760,330	1,476,585
Series 2022-A, Class A, 2.23%, 07/15/2070	4,976,426	4,284,603
Series 2022-BA, Class A, 4.16%, 10/15/2070	7,155,304	6,621,752
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	2,178,044	1,959,293
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026	5,200,000	5,180,443
Santander Consumer USA Holdings, Inc.
Series 2021-4, Class B, 0.88%, 06/15/2026	518,544	515,731
Series 2021-4, Class C, 1.26%, 02/16/2027	5,000,000	4,853,578
Series 2022-3, Class A3, 3.40%, 12/15/2026	2,368,095	2,346,091
Series 2022-3, Class B, 4.13%, 08/16/2027	1,800,000	1,755,671
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,600,000	2,586,170
Series 2023-3, Class A2, 6.08%, 08/17/2026	1,600,000	1,597,166
Santander Consumer USA, Inc.
Series 2022-5, Class A3, 4.11%, 08/17/2026	923,268	917,082
Series 2022-5, Class B, 4.43%, 03/15/2027	2,900,000	2,840,735
Series 2022-6, Class A3, 4.49%, 11/16/2026	2,100,000	2,084,013
Series 2022-6, Class B, 4.72%, 06/15/2027	3,100,000	3,040,082
Series 2022-7, Class A2, 5.81%, 01/15/2026	3,653,506	3,649,766
Series 2023-1, Class A2, 5.36%, 05/15/2026	2,410,894	2,405,024
Series 2023-2, Class A3, 5.21%, 07/15/2027	$6,500,000	$6,429,019
Series 2023-2, Class A2, 5.87%, 03/16/2026	3,587,455	3,581,314
Santander Drive Auto Receivables LLC
Series 2021-1, Class C, 0.75%, 02/17/2026	270,841	270,172
Series 2021-2, Class C, 0.90%, 06/15/2026	1,411,880	1,399,903
Series 2021-3, Class C, 0.95%, 09/15/2027	1,421,995	1,403,099
SMB Private Education Loan Trust (a)
Series 2016-A, Class A2A, 2.70%, 05/15/2031	1,177,928	1,157,725
Series 2016-B, Class A2A, 2.43%, 02/17/2032	1,200,402	1,167,470
Series 2016-C, Class A2A, 2.34%, 09/15/2034	1,424,553	1,385,014
Series 2017-A, Class A2A, 2.88%, 09/15/2034	973,652	947,686
Series 2018-A, Class A2A, 3.50%, 02/15/2036	380,296	367,392
Series 2018-B, Class A2A, 3.60%, 01/15/2037	1,065,047	1,028,966
Series 2018-C, Class A2A, 3.63%, 11/15/2035	1,135,733	1,096,609
Series 2020-B, Class A1A, 1.29%, 07/15/2053	1,605,354	1,465,581
Series 2021-A, Class APT2, 1.07%, 01/15/2053	2,109,653	1,772,317
SMB Private Education Loan Trust 2019-A
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	808,940	780,630
United Airlines, Inc.
Series 2016-1B, 3.65%, 01/07/2026	396,701	369,371
Verizon Master Trust
Series 2023-2, Class A, 4.89%, 04/13/2028	4,900,000	4,847,531
TOTAL ASSET BACKED SECURITIES (Cost $185,917,848)		179,084,856

BANK LOANS — 15.0% (b)

Communications — 0.9%
SBA Senior Finance II LLC, Senior Secured First Lien
7.19% (1 mo. Term SOFR + 1.75%), 04/11/2025	9,763,351	9,771,161
Total Communications		9,771,161

Consumer Discretionary — 4.7%
Allied Universal Holdco LLC, Senior Secured First Lien
9.18% (1 mo. Term SOFR + 3.75%), 05/14/2028	4,434,810	4,290,923
Carnival Corp., Senior Secured First Lien
8.70% (1 mo. Term SOFR + 3.25%), 10/18/2028	615,625	613,572
ClubCorp Holdings, Inc., Senior Secured First Lien
8.29% (3 mo. LIBOR US + 2.75%), 09/18/2024	3,769,579	3,718,935
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien
8.45% (1 mo. Term SOFR + 3.00%), 08/02/2028	3,956,969	3,967,475
Hilton Worldwide Finance LLC, Senior Secured First Lien
7.16% (3 mo. Term SOFR + 1.75%), 06/21/2026	4,000,000	4,003,200

See Notes to Financial Statements

A30

Aristotle Short Duration Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Marriott Ownership Resorts, Inc. Senior Secured First Lien
7.18% (1 mo. Term SOFR + 1.75%), 08/31/2025	$8,819,096	$8,819,096
Mavis Tire Express Services Topco Corp. Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.00%), 05/04/2028	2,066,307	2,063,724
Mileage Plus Holdings LLC, Senior Secured First Lien
10.76% (3 mo. LIBOR US + 5.25%), 06/20/2027	1,600,000	1,664,728
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien
8.45% (1 mo. Term SOFR + 3.00%), 08/25/2028	6,399,848	6,393,192
Spin Holdco, Inc., Senior Secured First Lien
9.66% (3 mo. LIBOR US + 4.00%), 03/04/2028	2,443,750	2,121,676
Stars Group Holdings BV, Senior Secured First Lien
7.90% (3 mo. Term SOFR + 2.25%), 07/21/2026	1,640,035	1,641,060
7.90% (3 mo. Term SOFR + 2.25%), 07/21/2026	1,572,669	1,573,652
United Airlines, Inc., Senior Secured First Lien
9.29% (3 mo. LIBOR US + 3.75%), 04/21/2028	7,141,200	7,163,516
Total Consumer Discretionary		48,034,749

Consumer Staples — 0.5%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien
9.09% (3 mo. Term SOFR + 3.75%), 10/02/2026	5,616,759	5,614,428
Total Consumer Staples		5,614,428

Financials — 2.8%
AssuredPartners, Inc., Senior Secured First Lien
8.93% (1 mo. Term SOFR + 3.50%), 02/13/2027	8,995,919	8,983,999
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien
7.82% (1 mo. Term SOFR + 2.50%), 06/22/2028	6,029,412	6,036,587
Deerfield Dakota Holding LLC, Senior Secured First Lien
8.99% (3 mo. Term SOFR + 3.75%), 04/09/2027	1,994,859	1,949,565
Delos Aircraft Leasing DAC, Senior Secured First Lien
7.33% (1 mo. Term SOFR + 2.00%), 10/31/2027	4,500,000	4,508,460
HUB International Ltd., Senior Secured First Lien
9.58% (1 mo. Term SOFR + 4.25%), 06/20/2030	7,250,000	7,277,949
Total Financials		28,756,560

Health Care — 1.2%
Heartland Dental LLC, Senior Secured First Lien
10.31% (1 mo. Term SOFR + 5.00%), 04/30/2028	$1,576,299	$1,561,891
Pathway Vet Alliance LLC, Senior Secured First Lien
9.20% (1 mo. Term SOFR + 3.75%), 03/31/2027	2,908,546	2,726,355
PetVet Care Centers LLC, Senior Secured First Lien
8.18% (3 mo. LIBOR US + 2.75%), 02/14/2025	250,000	249,063
8.68% (1 mo. LIBOR US + 3.25%), 02/14/2025	807,874	805,184
8.93% (1 mo. LIBOR US + 3.50%), 02/15/2025	6,891,211	6,869,676
Total Health Care		12,212,169

Industrials — 1.5%
Roper Industrial Products Investment Co., Senior Secured First Lien
9.74% (1 mo. Term SOFR + 4.50%), 11/22/2029	3,980,000	3,993,512
SPX FLOW, Inc., Senior Secured First Lien
9.93% (1 mo. Term SOFR + 4.50%), 04/05/2029	1,000,000	999,205
TransDigm, Inc., Senior Secured First Lien
8.49% (1 mo. Term SOFR + 3.25%), 08/24/2028	10,972,500	10,990,495
Total Industrials		15,983,212

Materials — 0.4%
Proampac PG Borrower LLC, Senior Secured First Lien
11.25% (Prime Rate + 2.75%), 11/03/2025	1,153,348	1,149,599
9.39% (3 mo. Term SOFR + 3.75%), 11/03/2025	34,058	33,948
9.32% (3 mo. Term SOFR + 3.75%), 11/03/2025	3,495,884	3,484,522
Total Materials		4,668,069

Technology — 3.0%
Applied Systems, Inc., Senior Secured First Lien
9.74% (3 mo. Term SOFR + 4.50%), 09/19/2026	1,935,231	1,943,340
CoreLogic, Inc., Senior Secured First Lien
8.93% (1 mo. Term SOFR + 3.50%), 06/02/2028	3,430,000	3,182,028
Epicor Software Corp., Senior Secured First Lien
8.70% (1 mo. Term SOFR + 3.25%), 07/31/2027	3,000,000	2,999,685
Polaris Newco LLC, Senior Secured First Lien
9.54% (3 mo. LIBOR US + 4.00%), 06/04/2028	1,994,924	1,915,127
Sophia LP, Senior Secured First Lien
8.66% (3 mo. LIBOR US + 3.50%), 10/07/2027	1,194,302	1,193,060

See Notes to Financial Statements

A31

Aristotle Short Duration Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Tempo Acquisition LLC, Senior Secured First Lien
8.32% (1 mo. Term SOFR + 3.00%), 08/31/2028	$2,703,971	$2,709,041
UKG, Inc., Senior Secured First Lien
8.62% (3 mo. Term SOFR + 3.25%), 05/03/2026	12,545,052	12,523,663
9.22% (3 mo. Term SOFR + 3.75%), 05/03/2026	1,984,496	1,984,814
Verscend Holding Corp., Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.00%), 08/27/2025	1,989,822	1,992,846
Total Technology		30,443,604
TOTAL BANK LOANS (Cost $155,874,484)		155,483,952

U.S. TREASURY OBLIGATIONS — 11.6%

United States Treasury Note/Bond
0.50%, 04/30/2027	15,000,000	12,935,156
0.75%, 08/31/2026	6,000,000	5,343,984
0.88%, 09/30/2026	16,500,000	14,725,606
1.25%, 03/31/2028	12,000,000	10,358,906
2.50%, 03/31/2027	15,000,000	13,935,352
2.63%, 05/31/2027	12,300,000	11,436,117
3.25%, 06/30/2027	2,500,000	2,375,684
3.63%, 05/31/2028	13,000,000	12,461,211
4.00%, 02/29/2028	12,000,000	11,691,094
4.00%, 06/30/2028	2,500,000	2,433,545
4.13%, 10/31/2027	19,000,000	18,598,476
4.63%, 09/30/2028	4,000,000	4,003,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,103,874)		120,298,881

COLLATERALIZED LOAN OBLIGATIONS — 7.5%(a)(c)

Aimco CDO
Series 2019-10A, Class AR, 6.67% (3 mo. Term SOFR + 1.32%), 07/22/2032	2,700,000	2,688,418
Buttermilk Park CLO
Series 2018-1A, Class A1, 6.67% (3 mo. Term SOFR + 1.36%), 10/15/2031	1,850,000	1,847,522
Carlyle Group, Inc.
Series 2014-3RA, Class A1A, 6.67% (3 mo. Term SOFR + 1.31%), 07/27/2031	495,916	494,577
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.45% (3 mo. Term SOFR + 1.13%), 04/19/2029	1,250,016	1,248,808
Series 2018-1A, Class A, 6.57% (3 mo. Term SOFR + 1.26%), 04/18/2031	500,000	498,916
Dryden Senior Loan Fund
Series 2018-55A, Class A1, 6.59% (3 mo. Term SOFR + 1.28%), 04/15/2031	2,475,613	2,470,593
Series 2018-58A, Class A1, 6.57% (3 mo. Term SOFR + 1.26%), 07/17/2031	3,148,000	3,140,917
Series 2018-61A, Class A1R, 6.56% (3 mo. Term SOFR + 1.25%), 01/17/2032	7,000,000	6,965,806
Series 2018-64A, Class A, 6.54% (3 mo. Term SOFR + 1.23%), 04/18/2031	1,980,611	1,972,590
Magnetite CLO Ltd.
Series 2014-8A, Class AR2, 6.55% (3 mo. Term SOFR + 1.24%), 04/15/2031	$2,098,824	$2,094,003
Series 2015-14RA, Class A1, 6.69% (3 mo. Term SOFR + 1.38%), 10/18/2031	3,200,000	3,192,703
Series 2015-15A, Class AR, 6.62% (3 mo. Term SOFR + 1.27%), 07/25/2031	1,500,000	1,496,895
Series 2016-18A, Class AR2, 6.51% (3 mo. Term SOFR + 1.14%), 11/15/2028	2,998,170	2,992,543
Magnetite Xxix Ltd.
Series 2021-29A, Class A, 6.56% (3 mo. Term SOFR + 1.25%), 01/15/2034	3,830,000	3,814,457
Neuberger Berman CLO Ltd.
Series 2017-25A, Class AR, 6.50% (3 mo. Term SOFR + 1.19%), 10/18/2029	2,586,152	2,580,625
Series 2017-26A, Class AR, 6.49% (3 mo. Term SOFR + 1.18%), 10/18/2030	5,406,295	5,383,318
Series 2020-37A, Class AR, 6.56% (3 mo. Term SOFR + 1.23%), 07/20/2031	7,355,000	7,349,648
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030	2,462,785	2,455,027
Palmer Square CLO Ltd.
Series 2018-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.29%), 04/18/2031	330,686	330,471
Series 2018-2A, Class A1A, 6.67% (3 mo. Term SOFR + 1.36%), 07/16/2031	2,250,000	2,248,176
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, 6.49% (3 mo. Term SOFR + 1.16%), 04/20/2029	1,982,372	1,979,679
Series 2021-2A, Class A1, 6.44% (3 mo. Term SOFR + 1.06%), 05/20/2029	5,138,338	5,107,642
Series 2021-3A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 07/20/2029	1,000,000	999,129
Series 2021-4A, Class A1, 6.37% (3 mo. Term SOFR + 1.06%), 10/15/2029	5,038,622	5,018,727
Series 2021-4A, Class A2, 6.97% (3 mo. Term SOFR + 1.66%), 10/15/2029	1,250,000	1,241,056
Regatta Funding Ltd.
Series 2018-3A, Class A, 6.80% (3 mo. Term SOFR + 1.45%), 10/25/2031	1,100,000	1,097,567
Stratus CLO Ltd.
Series 2021-1A, Class A, 6.39% (3 mo. Term SOFR + 1.06%), 12/29/2029	556,751	553,724
Series 2021-1A, Class B, 6.99% (3 mo. Term SOFR + 1.66%), 12/29/2029	6,000,000	5,973,344
Series 2021-3A, Class A, 6.54% (3 mo. Term SOFR + 1.21%), 12/29/2029	760,740	756,289
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $78,172,981)		77,993,170

TOTAL INVESTMENTS — 99.0% (Cost $1,053,814,499)		1,028,282,110
Other Assets in Excess of Liabilities — 1.0%		10,865,439
TOTAL NET ASSETS — 100.0%		$1,039,147,549

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

A32

Aristotle Short Duration Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $281,814,183 or 27.1% of the Fund’s net assets.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

See Notes to Financial Statements

A33

Aristotle Strategic Income Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
CORPORATE BONDS — 69.4%

Communications — 7.1%
AT&T, Inc.
2.25%, 02/01/2032	$2,475,000	$1,863,504
2.75%, 06/01/2031	6,000,000	4,802,940
4.35%, 03/01/2029	5,500,000	5,119,838
5.40%, 02/15/2034	8,000,000	7,490,637
CCO Holdings LLC / CCO Holdings Capital Corp. (a)
4.25%, 01/15/2034	8,375,000	6,175,122
4.25%, 02/01/2031	750,000	597,760
6.38%, 09/01/2029	2,500,000	2,333,676
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	3,450,000	2,692,208
3.75%, 02/15/2028	1,500,000	1,353,258
3.85%, 04/01/2061	5,000,000	2,797,647
4.20%, 03/15/2028	5,750,000	5,279,579
5.05%, 03/30/2029	1,500,000	1,402,619
CSC Holdings LLC
4.63%, 12/01/2030 (a)	4,400,000	2,344,884
5.25%, 06/01/2024	7,900,000	7,527,422
5.75%, 01/15/2030 (a)	2,300,000	1,292,061
11.25%, 05/15/2028 (a)	1,600,000	1,596,019
DISH Network Corp.
11.75%, 11/15/2027 (a)	14,350,000	14,478,303
Frontier Communications Holdings LLC (a)
5.00%, 05/01/2028	4,250,000	3,634,037
8.63%, 03/15/2031	3,400,000	3,206,126
Rogers Communications, Inc.
3.80%, 03/15/2032	8,000,000	6,651,397
Sirius XM Radio, Inc.
3.88%, 09/01/2031 (a)	7,775,000	5,896,607
Sprint Capital Corp.
8.75%, 03/15/2032	6,000,000	6,946,356
T-Mobile USA, Inc.
2.05%, 02/15/2028	3,000,000	2,581,083
2.40%, 03/15/2029	2,000,000	1,684,637
3.38%, 04/15/2029	2,050,000	1,804,932
3.50%, 04/15/2031	1,125,000	952,379
3.88%, 04/15/2030	6,000,000	5,318,094
4.38%, 04/15/2040	3,900,000	3,135,548
5.20%, 01/15/2033	5,700,000	5,383,085
6.00%, 06/15/2054	5,000,000	4,769,349
Verizon Communications, Inc.
2.55%, 03/21/2031	7,719,000	6,150,169
Total Communications		127,261,276

Consumer Discretionary — 6.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 07/15/2027 (a)	9,600,000	8,600,439
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	650,000	540,535
American Airlines 2016-1 Class B Pass Through Trust
Series 2016-1, 5.25%, 01/15/2024	$643,196	$638,763
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/2029 (a)	5,125,000	4,770,735
Carnival Corp.
7.00%, 08/15/2029 (a)	5,475,000	5,403,915
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (a)	7,650,000	6,921,096
Churchill Downs, Inc.
6.75%, 05/01/2031 (a)	2,725,000	2,578,531
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)
4.63%, 01/15/2029	4,975,000	4,221,760
6.75%, 01/15/2030	5,000,000	4,081,477
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 07/31/2029 (a)	9,675,000	8,198,063
Ford Motor Co.
6.10%, 08/19/2032	2,175,000	2,050,900
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	7,500,000	6,163,622
4.00%, 11/13/2030	400,000	334,454
6.80%, 05/12/2028	4,000,000	3,998,673
General Motors Financial Co., Inc.
2.70%, 08/20/2027	6,500,000	5,706,383
Hertz Corp.
5.00%, 12/01/2029 (a)	4,000,000	3,137,226
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (a)
4.88%, 07/01/2031	8,975,000	7,325,723
5.00%, 06/01/2029	1,875,000	1,628,692
Hyatt Hotels Corp.
5.75%, 04/23/2030	5,450,000	5,286,886
MajorDrive Holdings IV LLC
6.38%, 06/01/2029 (a)	10,000,000	8,240,834
Marriott International, Inc.
2.85%, 04/15/2031	9,000,000	7,261,348
Masco Corp.
7.75%, 08/01/2029	4,110,000	4,460,460
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 05/01/2029 (a)	4,625,000	3,943,090
STL Holding Co. LLC
7.50%, 02/15/2026 (a)	4,020,000	3,727,123
Viking Cruises Ltd.
9.13%, 07/15/2031 (a)	7,200,000	7,210,656
Total Consumer Discretionary		116,431,384

Consumer Staples — 2.7%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	3,000,000	2,603,422
5.45%, 01/23/2039	6,000,000	5,803,320

See Notes to Financial Statements

A34

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Haleon US Capital LLC
3.38%, 03/24/2029	$8,000,000	$7,177,864
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034 (a)	100,000	97,390
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.13%, 02/01/2028	700,000	666,794
5.50%, 01/15/2030	1,750,000	1,635,230
5.75%, 04/01/2033	13,000,000	11,905,574
Kraft Heinz Foods Co.
4.38%, 06/01/2046	4,000,000	3,119,424
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	3,000,000	2,823,118
Sysco Corp.
2.40%, 02/15/2030	4,000,000	3,297,340
2.45%, 12/14/2031	3,000,000	2,351,865
US Foods, Inc. (a)
4.63%, 06/01/2030	7,800,000	6,786,325
7.25%, 01/15/2032	700,000	700,168
Total Consumer Staples		48,967,834

Energy — 7.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	11,950,000	10,954,417
Callon Petroleum Co.
7.50%, 06/15/2030 (a)	8,350,000	8,106,612
Cheniere Energy Partners LP
3.25%, 01/31/2032	10,925,000	8,695,239
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (a)	3,000,000	2,924,901
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	9,275,000	8,231,591
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030 (a)	5,350,000	5,355,965
Energy Transfer LP
3.75%, 05/15/2030	3,000,000	2,615,012
4.00%, 10/01/2027	1,200,000	1,115,073
5.55%, 02/15/2028	450,000	442,459
5.75%, 02/15/2033	8,000,000	7,698,826
5.80%, 06/15/2038	3,000,000	2,744,316
6.13%, 12/15/2045	4,000,000	3,563,335
Enterprise Products Operating LLC
5.38% (3 mo. Term SOFR + 2.83%), 02/15/2078 (b)	727,000	606,301
EQM Midstream Partners LP
4.75%, 01/15/2031 (a)	5,625,000	4,848,153
5.50%, 07/15/2028	1,250,000	1,174,422
7.50%, 06/01/2030 (a)	50,000	50,268
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	2,750,000	2,609,992
8.88%, 04/15/2030	4,900,000	4,789,009
MPLX LP
2.65%, 08/15/2030	$2,225,000	$1,797,947
4.80%, 02/15/2029	1,350,000	1,281,525
4.95%, 03/14/2052	3,650,000	2,860,119
4.95%, 09/01/2032	300,000	273,388
5.00%, 03/01/2033	150,000	136,784
Range Resources Corp.
4.75%, 02/15/2030 (a)	7,075,000	6,287,729
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (a)
6.00%, 12/31/2030	3,100,000	2,739,734
6.00%, 09/01/2031	2,275,000	1,985,452
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,433,863
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	14,952,000	12,598,032
5.50%, 03/01/2030	4,000,000	3,748,507
Venture Global Calcasieu Pass LLC (a)
3.88%, 11/01/2033	6,560,000	5,100,466
4.13%, 08/15/2031	7,400,000	6,080,069
6.25%, 01/15/2030	275,000	262,593
Venture Global LNG, Inc. (a)
8.13%, 06/01/2028	6,075,000	6,019,553
8.38%, 06/01/2031	6,575,000	6,470,077
Total Energy		137,601,729

Financials — 20.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/2027	1,000,000	938,447
Air Lease Corp.
3.13%, 12/01/2030	3,500,000	2,852,759
4.65% (5 yr. CMT Rate + 4.08%), Perpetual (b)	2,750,000	2,428,631
Athene Holding Ltd.
3.50%, 01/15/2031	1,000,000	815,757
6.15%, 04/03/2030	4,925,000	4,871,090
Avolon Holdings Funding Ltd. (a)
2.13%, 02/21/2026	6,450,000	5,781,494
2.75%, 02/21/2028	6,500,000	5,513,891
3.25%, 02/15/2027	3,200,000	2,852,647
3.95%, 07/01/2024	3,000,000	2,937,316
Bank of America Corp. (b)
1.92% (SOFR + 1.37%), 10/24/2031	1,000,000	754,818
2.09% (SOFR + 1.06%), 06/14/2029	7,300,000	6,113,695
2.48% (5 yr. CMT Rate + 1.20%), 09/21/2036	6,750,000	4,916,376
2.55% (SOFR + 1.05%), 02/04/2028	3,000,000	2,676,328
2.59% (SOFR + 2.15%), 04/29/2031	7,500,000	6,030,608
2.65% (SOFR + 1.22%), 03/11/2032	5,000,000	3,937,578
2.69% (SOFR + 1.32%), 04/22/2032	1,450,000	1,140,285
2.97% (SOFR + 1.33%), 02/04/2033	6,000,000	4,733,593
5.29% (SOFR + 1.91%), 04/25/2034	4,000,000	3,724,277
5.87% (SOFR + 1.84%), 09/15/2034	5,000,000	4,868,517
6.13% (5 yr. CMT Rate + 3.23%), Perpetual	2,400,000	2,305,495

See Notes to Financial Statements

A35

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Citigroup, Inc.
2.52% (SOFR + 1.18%), 11/03/2032 (b)	$4,500,000	$3,425,619
2.56% (SOFR + 1.17%), 05/01/2032 (b)	450,000	348,534
2.67% (SOFR + 1.15%), 01/29/2031 (b)	1,000,000	811,498
3.67% (3 mo. Term SOFR + 1.65%), 07/24/2028 (b)	4,000,000	3,671,248
3.98% (3 mo. Term SOFR + 1.60%), 03/20/2030 (b)	3,000,000	2,695,729
4.08% (3 mo. Term SOFR + 1.45%), 04/23/2029 (b)	3,000,000	2,762,498
4.45%, 09/29/2027	5,500,000	5,165,809
6.17% (SOFR + 2.66%), 05/25/2034 (b)	14,250,000	13,627,413
Corebridge Financial, Inc.
3.85%, 04/05/2029	5,000,000	4,495,393
Fiserv, Inc.
5.60%, 03/02/2033	7,500,000	7,276,912
Global Payments, Inc.
5.40%, 08/15/2032	5,000,000	4,691,388
5.95%, 08/15/2052	5,000,000	4,490,381
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2031	5,925,000	4,938,823
5.30%, 01/15/2029	9,000,000	8,352,316
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	4,000,000	3,278,355
2.62% (SOFR + 1.28%), 04/22/2032 (b)	10,050,000	7,854,477
3.10% (SOFR + 1.41%), 02/24/2033 (b)	10,000,000	8,000,302
3.80%, 03/15/2030	3,000,000	2,648,594
6.75%, 10/01/2037	10,000,000	10,135,319
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031 (a)	6,480,000	6,497,334
Host Hotels & Resorts LP
2.90%, 12/15/2031	7,750,000	5,962,999
3.38%, 12/15/2029	6,800,000	5,718,429
3.50%, 09/15/2030	1,500,000	1,245,225
HSBC Holdings PLC (b)
2.21% (SOFR + 1.29%), 08/17/2029	4,500,000	3,711,425
4.70% (5 yr. CMT Rate + 3.25%), Perpetual	3,000,000	2,260,827
Invitation Homes Operating Partnership LP
2.70%, 01/15/2034	9,000,000	6,584,008
Iron Mountain, Inc. (a)
4.88%, 09/15/2029	4,175,000	3,664,040
5.25%, 07/15/2030	1,000,000	874,885
JPMorgan Chase & Co. (b)
2.07% (SOFR + 1.02%), 06/01/2029	6,000,000	5,058,921
2.52% (SOFR + 2.04%), 04/22/2031	1,950,000	1,581,557
2.58% (3 mo. Term SOFR + 1.25%), 04/22/2032	550,000	434,113
2.95% (SOFR + 1.17%), 02/24/2028	2,300,000	2,087,559
2.96% (SOFR + 1.26%), 01/25/2033	6,950,000	5,535,177
4.01% (3 mo. Term SOFR + 1.38%), 04/23/2029	2,000,000	1,844,211
5.35% (SOFR + 1.85%), 06/01/2034	13,000,000	12,335,201
5.72% (SOFR + 2.58%), 09/14/2033	11,950,000	11,494,608
Morgan Stanley (b)
2.48% (SOFR + 1.36%), 09/16/2036	11,550,000	8,398,278
2.94% (SOFR + 1.29%), 01/21/2033	$11,500,000	$9,060,308
3.59%, 07/22/2028	11,000,000	10,041,525
5.25% (SOFR + 1.87%), 04/21/2034	5,500,000	5,110,097
5.30% (SOFR + 2.62%), 04/20/2037	550,000	490,388
Nasdaq, Inc.
5.55%, 02/15/2034	9,150,000	8,738,301
6.10%, 06/28/2063	2,000,000	1,861,833
NFP Corp.
8.50%, 10/01/2031 (a)	2,150,000	2,155,542
Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)
3.35%, 11/01/2029	3,675,000	3,103,106
6.20%, 06/15/2030	5,000,000	4,931,382
PNC Financial Services Group, Inc. (b)
4.63% (SOFR + 1.85%), 06/06/2033	6,900,000	5,957,525
6.25% (H157 Year CMT Rate + 2.81%), Perpetual	2,250,000	1,934,358
Principal Financial Group, Inc.
5.38%, 03/15/2033	4,750,000	4,566,362
State Street Corp.
5.16% (SOFR + 1.89%), 05/18/2034 (b)	5,900,000	5,491,303
US Bancorp (b)
4.65% (SOFR + 1.23%), 02/01/2029	8,000,000	7,489,620
5.84% (SOFR + 2.26%), 06/12/2034	8,000,000	7,551,414
VICI Properties LP
4.75%, 02/15/2028	450,000	421,348
5.13%, 05/15/2032	3,000,000	2,688,415
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	6,300,000	5,596,290
Wells Fargo & Co. (b)
2.39% (SOFR + 2.10%), 06/02/2028	4,500,000	3,947,816
3.53% (SOFR + 1.51%), 03/24/2028	5,985,000	5,499,483
4.90% (SOFR + 2.10%), 07/25/2033	7,000,000	6,338,040
5.39% (SOFR + 2.02%), 04/24/2034	12,050,000	11,270,229
5.56% (SOFR + 1.99%), 07/25/2034	1,150,000	1,089,544
Total Financials		369,487,236

Health Care — 5.0%
Amgen, Inc.
4.88%, 03/01/2053	3,000,000	2,497,969
5.15%, 03/02/2028	7,000,000	6,887,030
5.60%, 03/02/2043	4,000,000	3,721,218
5.75%, 03/02/2063	6,000,000	5,540,020
Bausch & Lomb Escrow Corp.
8.38%, 10/01/2028 (a)	2,150,000	2,159,073
Cencora, Inc.
2.70%, 03/15/2031	8,000,000	6,517,553
Cigna Group
5.40%, 03/15/2033	10,000,000	9,703,964
CVS Health Corp.
5.30%, 06/01/2033	7,000,000	6,634,647
Gilead Sciences, Inc.
5.55%, 10/15/2053	3,500,000	3,367,631
HCA, Inc.
3.63%, 03/15/2032	13,000,000	10,782,685

See Notes to Financial Statements

A36

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
5.50%, 06/01/2033	$5,000,000	$4,732,205
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2028	1,150,000	1,109,184
4.75%, 05/19/2033	350,000	330,988
5.11%, 05/19/2043	9,000,000	8,270,502
Star Parent, Inc.
9.00%, 10/01/2030 (a)	6,525,000	6,601,687
UnitedHealth Group, Inc.
5.30%, 02/15/2030	7,000,000	6,959,393
Viatris, Inc.
2.70%, 06/22/2030	4,450,000	3,481,389
Total Health Care		89,297,138

Industrials — 6.0%
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030 (a)	2,925,000	2,819,480
Ferguson Finance PLC
4.65%, 04/20/2032 (a)	7,000,000	6,289,655
Flowserve Corp.
2.80%, 01/15/2032	8,819,000	6,753,444
3.50%, 10/01/2030	8,233,000	6,869,655
Husky III Holding Ltd.
13.00% Cash or 13.75% PIK, 02/15/2025 (a)	13,800,000	13,696,776
Ingersoll Rand, Inc.
5.70%, 08/14/2033	11,000,000	10,621,539
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	2,741,758
5.65%, 05/15/2033	4,650,000	4,331,164
OT Merger Corp.
7.88%, 10/15/2029 (a)	8,800,000	5,416,261
Regal Rexnord Corp.
6.40%, 04/15/2033 (a)	13,950,000	13,451,316
SPX FLOW, Inc.
8.75%, 04/01/2030 (a)	11,350,000	10,506,468
TK Elevator US Newco, Inc.
5.25%, 07/15/2027 (a)	5,000,000	4,588,317
TransDigm, Inc.
4.63%, 01/15/2029	675,000	590,284
4.88%, 05/01/2029	4,475,000	3,937,429
6.88%, 12/15/2030 (a)	3,675,000	3,607,818
Vontier Corp.
2.95%, 04/01/2031	4,500,000	3,475,539
Weir Group PLC
2.20%, 05/13/2026 (a)	9,850,000	8,856,041
Total Industrials		108,552,944

Materials — 5.8%
Anglo American Capital PLC (a)
2.63%, 09/10/2030	11,450,000	9,156,056
2.88%, 03/17/2031	11,000,000	8,753,442
ARD Finance SA
6.50% Cash or 7.25% PIK, 06/30/2027 (a)	1,968,194	1,488,035
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (a)	3,050,000	2,549,251
Celanese US Holdings LLC
6.17%, 07/15/2027	$8,000,000	$7,892,633
Clydesdale Acquisition Holdings, Inc. (a)
6.63%, 04/15/2029	3,150,000	2,931,918
8.75%, 04/15/2030	2,150,000	1,847,150
Glencore Funding LLC
2.63%, 09/23/2031 (a)	4,000,000	3,091,491
LABL, Inc. (a)
5.88%, 11/01/2028	7,475,000	6,724,466
6.75%, 07/15/2026	2,500,000	2,425,805
8.25%, 11/01/2029	1,975,000	1,615,797
9.50%, 11/01/2028	275,000	282,219
Mauser Packaging Solutions Holding Co. (a)
7.88%, 08/15/2026	1,000,000	965,881
9.25%, 04/15/2027	6,700,000	5,865,682
Northern Star Resources Ltd.
6.13%, 04/11/2033 (a)	4,970,000	4,646,823
Novelis Corp.
3.88%, 08/15/2031 (a)	4,679,000	3,742,799
SNF Group SACA
3.38%, 03/15/2030 (a)	5,000,000	4,040,714
South32 Treasury Ltd.
4.35%, 04/14/2032 (a)	12,500,000	10,553,424
Standard Industries, Inc. (a)
3.38%, 01/15/2031	6,673,000	5,166,477
4.38%, 07/15/2030	7,500,000	6,219,330
TMS International Corp.
6.25%, 04/15/2029 (a)	9,126,000	7,557,326
Vale Overseas Ltd.
6.13%, 06/12/2033	2,200,000	2,127,459
Windsor Holdings III LLC
8.50%, 06/15/2030 (a)	3,250,000	3,210,170
WRKCo, Inc.
3.00%, 06/15/2033	5,175,000	4,055,586
Total Materials		106,909,934

Technology — 5.5%
Broadcom, Inc.
3.14%, 11/15/2035 (a)	2,700,000	1,969,452
3.19%, 11/15/2036 (a)	6,703,000	4,815,367
3.47%, 04/15/2034 (a)	2,000,000	1,571,633
4.15%, 11/15/2030	1,589,000	1,408,090
4.93%, 05/15/2037 (a)	10,653,000	9,187,536
CommScope Technologies LLC
6.00%, 06/15/2025 (a)	3,950,000	3,765,370
Concentrix Corp.
6.85%, 08/02/2033	10,000,000	9,246,092
Entegris Escrow Corp.
4.75%, 04/15/2029 (a)	5,375,000	4,837,034
Marvell Technology, Inc.
5.75%, 02/15/2029	350,000	346,935
5.95%, 09/15/2033	6,000,000	5,892,385
MPH Acquisition Holdings LLC (a)
5.50%, 09/01/2028	900,000	765,452
5.75%, 11/01/2028	4,300,000	3,233,450

See Notes to Financial Statements

A37

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
NCR Atleos Escrow Corp.
9.50%, 04/01/2029 (a)	$3,600,000	$3,485,646
NXP BV / NXP Funding LLC / NXP USA, Inc.
5.00%, 01/15/2033	10,000,000	9,206,786
Open Text Corp. (a)
3.88%, 12/01/2029	2,500,000	2,057,796
6.90%, 12/01/2027	3,000,000	3,009,528
Open Text Holdings, Inc.
4.13%, 12/01/2031 (a)	7,450,000	5,952,173
Oracle Corp.
2.30%, 03/25/2028	4,000,000	3,467,473
3.95%, 03/25/2051	6,000,000	4,117,341
4.50%, 05/06/2028	100,000	95,364
4.65%, 05/06/2030	3,000,000	2,807,101
6.15%, 11/09/2029	100,000	101,565
6.25%, 11/09/2032	3,000,000	3,038,696
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (a)	2,700,000	1,264,700
TD SYNNEX Corp.
2.65%, 08/09/2031	5,000,000	3,722,191
Teledyne Technologies, Inc.
2.25%, 04/01/2028	3,500,000	3,014,227
2.75%, 04/01/2031	8,500,000	6,868,449
Total Technology		99,247,832

Utilities — 2.4%
Boston Gas Co.
6.12%, 07/20/2053 (a)	650,000	614,813
Florida Power & Light Co.
4.80%, 05/15/2033	7,000,000	6,623,465
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	4,000,000	3,511,399
KeySpan Gas East Corp.
5.99%, 03/06/2033 (a)	8,000,000	7,732,867
National Grid PLC
5.81%, 06/12/2033	450,000	437,581
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	4,000,000	3,874,085
5.00%, 02/28/2030	5,000,000	4,781,306
Southern California Edison Co.
5.95%, 11/01/2032	8,000,000	7,987,581
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	2,100,000	2,060,182
Vistra Operations Co. LLC (a)
4.30%, 07/15/2029	6,000,000	5,251,386
7.75%, 10/15/2031	350,000	345,103
Total Utilities		43,219,768
TOTAL CORPORATE BONDS (Cost $1,367,727,680)		1,246,977,075

BANK LOANS — 22.3%(b)

Communications — 0.4%
Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien
9.13% (3 mo. Term SOFR + 3.50%), 08/21/2026	$6,495,761	$6,323,884
8.93% (1 mo. Term SOFR + 3.50%), 10/31/2023	16,916	16,468
Total Communications		6,340,352

Consumer Discretionary — 5.5%
Allied Universal Holdco LLC, Senior Secured First Lien
9.18% (1 mo. Term SOFR + 3.75%), 05/14/2028	9,800,000	9,482,039
Carnival Corp., Senior Secured First Lien
8.32% (1 mo. Term SOFR + 3.00%), 08/08/2027	4,987,500	4,983,335
ClubCorp Holdings, Inc., Senior Secured First Lien
8.29% (3 mo. LIBOR US + 2.75%), 09/18/2024	4,261,204	4,203,954
Fertitta Entertainment LLC/NV, Senior Secured First Lien
9.33% (1 mo. Term SOFR + 4.00%), 01/27/2029	7,917,260	7,850,874
Great Outdoors Group LLC, Senior Secured First Lien
9.20% (1 mo. Term SOFR + 3.75%), 03/05/2028	3,161,113	3,158,584
LBM Acquisition LLC, Senior Secured First Lien
9.17% (1 mo. Term SOFR + 3.75%), 12/18/2027	6,363,923	6,226,526
Mavis Tire Express Services Topco Corp., Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.00%), 05/04/2028	7,820,000	7,810,225
MIC Glen LLC, Senior Secured Second Lien
12.18% (1 mo. Term SOFR + 6.75%), 10/14/2029	1,750,000	1,658,125
PetSmart LLC, Senior Secured First Lien
9.18% (1 mo. Term SOFR + 3.75%), 02/12/2028	6,218,274	6,208,822
SRS Distribution, Inc., Senior Secured First Lien
8.95% (1 mo. Term SOFR + 3.50%), 06/04/2028	25,638,680	25,418,316
Tacala Investment Corp., Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.25%), 02/05/2027	3,789,550	3,781,269
Tacala Investment Corp., Senior Secured Second Lien
13.45% (1 mo. Term SOFR + 8.00%), 02/05/2028	1,500,000	1,455,750
Tamko Building Products LLC, Senior Secured First Lien
8.41% (6 mo. Term SOFR + 3.00%), 05/31/2026	9,500,000	9,513,395

See Notes to Financial Statements

A38

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Wand NewCo 3, Inc., Senior Secured First Lien
8.18% (1 mo. Term SOFR + 2.75%), 02/05/2026	$9,497,356	$9,492,892
Total Consumer Discretionary		101,244,106

Consumer Staples — 1.1%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien
9.09% (3 mo. Term SOFR + 3.75%), 10/02/2026	18,947,090	18,939,227
Total Consumer Staples		18,939,227

Energy — 0.4%
Traverse Midstream Partners LLC, Senior Secured First Lien
9.22% (1 mo. Term SOFR + 3.75%), 02/16/2028	6,640,081	6,647,883
Total Energy		6,647,883

Financials — 1.0%
Deerfield Dakota Holding LLC, Senior Secured First Lien
8.99% (3 mo. Term SOFR + 3.75%), 04/09/2027	8,800,906	8,601,081
Delos Aircraft Leasing DAC, Senior Secured First Lien
7.33% (1 mo. Term SOFR + 2.00%), 10/31/2027	5,000,000	5,009,400
GTCR W Merger Sub LLC, Senior Secured First Lien
3.75%, 09/21/2030	3,750,000	3,751,369
Total Financials		17,361,850

Health Care — 2.5%
Bausch + Lomb Corp., Senior Secured First Lien
9.33%, 09/14/2028	7,000,000	6,921,250
Heartland Dental LLC, Senior Secured First Lien
10.31% (1 mo. Term SOFR + 5.00%), 04/30/2028	3,195,116	3,165,912
Pathway Vet Alliance LLC, Senior Secured First Lien
9.20% (1 mo. Term SOFR + 3.75%), 03/31/2027	8,784,430	8,234,173
PetVet Care Centers LLC, Senior Secured First Lien
8.18% (3 mo. LIBOR US + 2.75%), 02/14/2025	2,885,514	2,874,694
8.68% (1 mo. LIBOR US + 3.25%), 02/14/2025	2,908,163	2,898,479
8.93% (1 mo. LIBOR US + 3.50%), 02/15/2025	9,918,367	9,887,373
Star Parent, Inc., Senior Secured First Lien
9.83%, 09/18/2030	5,000,000	4,896,175
WCG Intermediate Corp., Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.00%), 01/08/2027	5,878,788	5,822,763
Total Health Care		44,700,819

Industrials — 2.6%
Dynasty Acquisition Co., Inc., Senior Secured First Lien
9.32% (1 mo. Term SOFR + 4.00%), 08/24/2028	$4,189,500	$4,186,023
Engineered Machinery Holdings, Inc., Senior Secured First Lien
9.04% (1 mo. Term SOFR + 3.50%), 05/21/2028	3,748,914	3,734,181
Madison IAQ LLC, Senior Secured First Lien
8.69% (3 mo. LIBOR US + 3.25%), 06/21/2028	7,840,000	7,725,849
PECF USS Intermediate Holding III Corp., Senior Secured First Lien
9.68% (1 mo. Term SOFR + 4.25%), 12/15/2028	4,750,000	3,830,543
Pro Mach Group, Inc., Senior Secured First Lien
9.45% (1 mo. Term SOFR + 4.00%), 08/31/2028	4,433,757	4,443,201
Roper Industrial Products Investment Co., Senior Secured First Lien
9.74% (1 mo. Term SOFR + 4.50%), 11/22/2029	3,233,750	3,244,729
Standard Aero Ltd., Senior Secured First Lien
9.32% (1 mo. Term SOFR + 4.00%), 08/24/2028	1,795,500	1,794,010
TransDigm, Inc., Senior Secured First Lien
8.49% (1 mo. Term SOFR + 3.25%), 02/22/2027	11,750,000	11,778,904
8.49% (1 mo. Term SOFR + 3.25%), 08/24/2028	5,486,216	5,495,213
Total Industrials		46,232,653

Materials — 3.4%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien
9.61% (1 mo. Term SOFR + 4.18%), 04/13/2029	5,954,774	5,882,334
LABL, Inc., Senior Secured First Lien
10.43% (1 mo. Term SOFR + 5.00%), 10/29/2028	9,603,750	9,586,367
Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien
8.70% (1 mo. Term SOFR + 3.25%), 02/05/2026	8,931,138	8,938,104
Pregis TopCo LLC, Senior Secured First Lien
9.08% (1 mo. Term SOFR + 4.00%), 08/01/2026	14,833,745	14,828,404
9.20% (1 mo. Term SOFR + 4.00%), 08/01/2026	3,430,000	3,423,586
Proampac PG Borrower LLC, Senior Secured First Lien
9.32% (1 mo. Term SOFR + 3.75%), 11/21/2023	14,312,826	14,266,310
9.39% (1 mo. Term SOFR + 3.75%), 10/16/2023	4,722,028	4,706,682
11.25% (Prime Rate + 2.75%), 09/29/2023	139,441	138,988
Total Materials		61,770,775

See Notes to Financial Statements

A39

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Technology — 4.9%
Applied Systems, Inc., Senior Secured First Lien
9.74% (3 mo. Term SOFR + 4.50%), 09/19/2026	$18,607,986	$18,685,953
CoreLogic, Inc., Senior Secured First Lien
8.93% (1 mo. Term SOFR + 3.50%), 06/02/2028	6,790,178	6,299,282
Dun & Bradstreet Corp., Senior Secured First Lien
8.17% (1 mo. Term SOFR + 2.75%), 02/08/2026	14,500,000	14,495,433
Epicor Software Corp., Senior Secured First Lien
9.06% (1 mo. Term SOFR + 3.75%), 07/31/2027	10,000,000	10,025,000
Peraton Corp., Senior Secured First Lien
9.18% (1 mo. Term SOFR + 3.75%), 02/01/2028	7,634,760	7,628,423
Polaris Newco LLC, Senior Secured First Lien
9.54% (3 mo. LIBOR US + 4.00%), 06/04/2028	11,860,000	11,385,600
UKG, Inc., Senior Secured First Lien
8.62% (3 mo. Term SOFR + 3.25%), 05/03/2026	8,778,650	8,763,682
9.22% (3 mo. Term SOFR + 3.75%), 05/03/2026	4,500,000	4,500,720
9.88% (1 mo. Term SOFR + 4.50%), 05/04/2026	5,985,000	6,011,184
Total Technology		87,795,277

Utilities — 0.5%
PG&E Corp., Senior Secured First Lien
8.45% (1 mo. Term SOFR + 3.00%), 06/23/2025	9,475,515	9,497,262
Total Utilities		9,497,262
TOTAL BANK LOANS (Cost $402,788,438)		400,530,204

COLLATERALIZED LOAN OBLIGATIONS — 4.3%(a)(c)

Boyce Park Clo Ltd.
Series 2022-1A, Class D, 8.43% (3 mo. Term SOFR + 3.10%), 04/21/2035	2,500,000	2,393,599
CarVal CLO
Series 2018-1A, Class D, 8.46% (3 mo. Term SOFR + 3.15%), 07/16/2031	1,505,000	1,471,704
Series 2019-1A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 04/20/2032	2,750,000	2,712,308
Cayuga Park CLO
Series 2020-1A, Class DR, 8.67% (3 mo. Term SOFR + 3.36%), 07/17/2034	1,750,000	1,685,754
CIFC Funding Ltd.
Series 2019-1A, Class DR, 8.69% (3 mo. Term SOFR + 3.36%), 04/20/2032	1,275,000	1,234,070
Dryden Senior Loan Fund
Series 2018-55A, Class C, 7.47% (3 mo. Term SOFR + 2.16%), 04/15/2031	250,000	244,143
Series 2018-58A, Class B, 7.07% (3 mo. Term SOFR + 1.76%), 07/17/2031	1,500,000	1,480,050
Series 2018-58A, Class C, 7.37% (3 mo. Term SOFR + 2.06%), 07/17/2031	$1,500,000	$1,469,665
Series 2018-61A, Class BR, 6.97% (3 mo. Term SOFR + 1.66%), 01/17/2032	1,500,000	1,475,850
Series 2018-61A, Class CR, 7.32% (3 mo. Term SOFR + 2.01%), 01/17/2032	1,500,000	1,470,781
Series 2018-64A, Class B, 6.97% (3 mo. Term SOFR + 1.66%), 04/18/2031	2,600,000	2,576,340
Flatiron CLO Ltd.
Series 2019-1A, Class DR, 8.63% (3 mo. Term SOFR + 3.26%), 11/16/2034	1,000,000	986,292
Series 2021-2A, Class B, 7.17% (3 mo. Term SOFR + 1.86%), 10/15/2034	7,000,000	6,945,400
Madison Park Funding Ltd.
Series 2018-28A, Class B, 7.17% (3 mo. Term SOFR + 1.86%), 07/15/2030	2,000,000	1,989,200
Series 2018-28A, Class C, 7.42% (3 mo. Term SOFR + 2.11%), 07/15/2030	1,000,000	987,938
Series 2018-29A, Class B, 7.32% (3 mo. Term SOFR + 2.01%), 10/18/2030	2,650,000	2,645,495
Magnetite CLO Ltd.
Series 2014-8A, Class DR2, 8.47% (3 mo. Term SOFR + 3.16%), 04/15/2031	3,000,000	2,942,450
Series 2019-24A, Class DR, 8.36% (3 mo. Term SOFR + 3.05%), 04/15/2035	2,600,000	2,534,511
Series 2021-30A, Class B, 7.21% (3 mo. Term SOFR + 1.86%), 10/25/2034	6,550,000	6,506,770
Neuberger Berman CLO Ltd.
Series 2014-18A, Class CR2, 8.60% (3 mo. Term SOFR + 3.26%), 10/21/2030	3,000,000	2,950,118
Series 2019-35A, Class D, 9.28% (3 mo. Term SOFR + 3.96%), 01/19/2033	1,750,000	1,706,423
Series 2020-38A, Class BR, 7.24% (3 mo. Term SOFR + 1.91%), 10/20/2035	5,000,000	4,974,500
Series 2021-42A, Class D, 8.37% (3 mo. Term SOFR + 3.06%), 07/16/2035	2,250,000	2,202,580
OCP CLO Ltd.
Series 2019-16A, Class DR, 8.69% (3 mo. Term SOFR + 3.41%), 04/10/2033	1,000,000	985,019
Series 2020-18A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 07/20/2032	1,000,000	991,486
OHA Credit Funding
Series 2018-1A, Class D, 8.64% (3 mo. Term SOFR + 3.31%), 10/20/2030	1,500,000	1,484,534
Rad CLO
Series 2020-9A, Class D, 9.57% (3 mo. Term SOFR + 4.26%), 01/15/2034	2,000,000	1,972,808
Series 2021-12A, Class B, 7.28% (3 mo. Term SOFR + 1.91%), 10/30/2034	4,000,000	3,922,800
RR Ltd./Cayman Islands
Series 2019-7A, Class C1B, 8.41% (3 mo. Term SOFR + 3.10%), 01/15/2037	2,000,000	1,966,170
Sandstone Peak Ltd.
Series 2021-1A, Class B1, 7.37% (3 mo. Term SOFR + 2.06%), 10/15/2034	9,000,000	8,968,499

See Notes to Financial Statements

A40

Aristotle Strategic Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
TICP CLO Ltd.
Series 2018-12A, Class DR, 8.87% (3 mo. Term SOFR + 3.56%), 07/15/2034	$1,100,000	$1,059,227
Series 2019-13A, Class DR, 8.72% (3 mo. Term SOFR + 3.41%), 04/15/2034	1,000,000	970,112
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $77,636,587)		77,906,596

ASSET BACKED SECURITIES — 0.7%

American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	1,000,279	898,001
Series A, 2.88%, 07/11/2034	3,570,680	2,933,188
Series A, 3.50%, 02/15/2032	1,579,777	1,280,310
Series AA, 3.15%, 02/15/2032	2,389,919	2,047,864
British Airways PLC
Series 2019-1, 3.30%, 12/15/2032 (a)	2,338,759	2,005,053
United Airlines, Inc.
Series A, 5.80%, 01/15/2036	800,000	779,720
Series 2019-1, 4.15%, 08/25/2031	2,180,874	1,971,096
TOTAL ASSET BACKED SECURITIES (Cost $13,239,867)		11,915,232

	Shares	Value
COMMON STOCKS — 0.0%(d)
TNT DUMMY EQUITY(e)	4,054	$27,365
TOTAL COMMON STOCKS (Cost $1,516,777)		27,365

TOTAL INVESTMENTS — 96.7% (Cost $1,862,909,349)		1,737,356,472
Other Assets in Excess of Liabilities — 3.3%		58,979,034
TOTAL NET ASSETS — 100.0%		$1,796,335,506

Percentages are stated as a percent of net assets.

CDI - CREST Depository Interest

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $559,591,983 or 31.2% of the Fund’s net assets.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(d)	Represents less than 0.05% of net assets.

(e)	Non-income producing security.

See Notes to Financial Statements

A41

Aristotle Ultra Short Income Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Par	Value
CORPORATE BONDS — 57.2%

Communications — 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
7.28% (3 mo. Term SOFR + 1.91%), 02/01/2024 (a)	$500,000	$501,728
Discovery Communications LLC
3.90%, 11/15/2024	125,000	121,598
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025 (b)	698,250	691,038
Total Communications		1,314,364

Consumer Discretionary — 1.1%
British Airways 2019-1 Class A Pass Through Trust
Series PTT, 3.35%, 06/15/2029 (b)	64,375	57,307
Marriott International, Inc.
3.60%, 04/15/2024	500,000	493,918
Total Consumer Discretionary		551,225

Consumer Staples — 2.5%
General Mills, Inc.
3.65%, 02/15/2024	300,000	297,358
Haleon US Capital LLC
3.02%, 03/24/2024	250,000	246,417
JDE Peet’s NV
0.80%, 09/24/2024 (b)	500,000	474,709
Suntory Holdings Ltd.
2.25%, 10/16/2024 (b)	300,000	288,610
Total Consumer Staples		1,307,094

Energy — 3.9%
Enbridge, Inc.
5.95% (SOFR + 0.63%), 02/16/2024 (a)	250,000	250,022
Energy Transfer LP
4.50%, 04/15/2024	300,000	297,483
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	500,000	499,256
Enterprise Products Operating LLC
3.90%, 02/15/2024	200,000	198,507
MPLX LP
4.88%, 12/01/2024	300,000	295,849
TransCanada PipeLines Ltd.
6.20%, 03/09/2026	500,000	499,463
Total Energy		2,040,580

Financials — 34.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.15%, 10/29/2023	350,000	348,684
3.15%, 02/15/2024	200,000	197,747
Air Lease Corp.
4.25%, 02/01/2024	200,000	198,630
Athene Global Funding
1.00%, 04/16/2024 (b)	$400,000	$387,749
Avolon Holdings Funding Ltd.
3.95%, 07/01/2024 (b)	150,000	146,866
Bank of America Corp.
3.46% (3 mo. Term SOFR + 1.23%), 03/15/2025 (a)	500,000	493,396
4.00%, 01/22/2025	500,000	486,785
6.01% (SOFR + 0.69%), 04/22/2025 (a)	500,000	499,572
Bank of Montreal
6.30% (SOFR + 0.95%), 09/25/2025 (a)	500,000	500,029
Capital One Financial Corp.
3.90%, 01/29/2024	200,000	198,495
Citigroup, Inc. (a)
0.78% (SOFR + 0.69%), 10/30/2024	500,000	497,677
3.35% (3 mo. Term SOFR + 1.16%), 04/24/2025	500,000	491,181
6.84% (SOFR + 1.53%), 03/17/2026	250,000	252,454
DAE Funding LLC
1.55%, 08/01/2024 (b)	200,000	191,594
Essex Portfolio LP
3.88%, 05/01/2024	400,000	394,397
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	200,000	194,469
Goldman Sachs Group, Inc.
3.63%, 02/20/2024	400,000	396,270
6.01% (SOFR + 0.70%), 01/24/2025 (a)	500,000	498,385
7.27% (3 mo. Term SOFR + 1.86%), 11/29/2023 (a)	500,000	500,999
Host Hotels & Resorts LP
3.88%, 04/01/2024	600,000	592,540
JPMorgan Chase & Co. (a)
3.85% (SOFR + 0.98%), 06/14/2025	500,000	491,271
4.02% (3 mo. Term SOFR + 1.26%), 12/05/2024	450,000	448,025
6.24% (SOFR + 0.92%), 02/24/2026	850,000	851,388
LeasePlan Corp. NV
2.88%, 10/24/2024 (b)	200,000	192,490
Mid-America Apartments LP
4.30%, 10/15/2023	472,000	471,714
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	500,000	494,585
6.69% (SOFR + 1.39%), 09/12/2025 (a)	500,000	503,823
Morgan Stanley (a)
0.79% (SOFR + 0.51%), 01/22/2025	300,000	294,228
3.62% (SOFR + 1.16%), 04/17/2025	1,000,000	984,388
5.81% (SOFR + 0.47%), 11/10/2023	250,000	250,003
New York Life Global Funding
0.40%, 10/21/2023 (b)	650,000	648,115
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (b)	350,000	337,082
Principal Life Global Funding II
0.50%, 01/08/2024 (b)	250,000	246,408

See Notes to Financial Statements

A42

Aristotle Ultra Short Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (b)	$315,000	$301,603
Royal Bank of Canada
3.97%, 07/26/2024	652,000	641,558
4.95%, 04/25/2025	500,000	492,867
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/2024	400,000	394,103
2.70%, 07/16/2024	300,000	292,410
Svenska Handelsbanken AB
6.23% (SOFR + 0.91%), 06/10/2025 (a)(b)	250,000	250,516
Toronto-Dominion Bank
4.29%, 09/13/2024	250,000	246,051
UBS AG
5.68% (SOFR + 0.36%), 02/09/2024 (a)(b)	500,000	500,086
Ventas Realty LP
2.65%, 01/15/2025	150,000	143,060
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024 (b)	500,000	497,271
Wells Fargo Bank NA
6.12% (SOFR + 0.80%), 08/01/2025 (a)	500,000	501,061
Welltower OP LLC
3.63%, 03/15/2024	200,000	197,742
Total Financials		18,139,767

Health Care — 0.9%
Bayer US Finance II LLC
6.68% (3 mo. Term SOFR + 1.27%), 12/15/2023 (a)(b)	450,000	450,240
Total Health Care		450,240

Industrials — 3.9%
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	500,000	484,809
Daimler Truck Finance North America LLC
6.26% (SOFR + 1.00%), 04/05/2024 (a)(b)	500,000	500,852
Element Fleet Management Corp.
1.60%, 04/06/2024 (b)	500,000	488,116
Parker-Hannifin Corp.
3.65%, 06/15/2024	200,000	196,939
Regal Rexnord Corp.
6.05%, 02/15/2026 (b)	200,000	197,860
Ryder System, Inc.
3.65%, 03/18/2024	200,000	197,836
Total Industrials		2,066,412

Materials — 0.9%(b)
Anglo American Capital PLC
3.63%, 09/11/2024	400,000	390,383
Graphic Packaging International LLC
0.82%, 04/15/2024	91,000	88,233
Total Materials		478,616

Technology — 2.8%
Arrow Electronics, Inc.
6.13%, 03/01/2026	200,000	199,264
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024	$200,000	$198,550
Infor, Inc.
1.75%, 07/15/2025 (b)	500,000	460,084
NXP BV / NXP Funding LLC
4.88%, 03/01/2024	200,000	199,020
TD SYNNEX Corp.
1.25%, 08/09/2024	400,000	382,264
Total Technology		1,439,182

Utilities — 4.1%
DTE Energy Co. (c)
2.53%, 10/01/2024	200,000	193,021
4.22%, 11/01/2024	150,000	147,258
Emera US Finance LP
0.83%, 06/15/2024	150,000	144,135
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (b)	410,000	406,310
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	450,000	450,842
Southern California Edison Co.
6.15% (SOFR + 0.83%), 04/01/2024 (a)	200,000	200,017
Tampa Electric Co.
3.88%, 07/12/2024	150,000	147,610
Tri-State Generation and Transmission Association, Inc.
3.70%, 11/01/2024	200,000	194,083
Vistra Operations Co. LLC
4.88%, 05/13/2024 (b)	300,000	296,943
Total Utilities		2,180,219
TOTAL CORPORATE BONDS (Cost $30,046,199)		29,967,699

COLLATERALIZED LOAN OBLIGATIONS — 20.2%(b)

Blackstone, Inc. (d)
Series 2018-1A, Class A2, 6.58% (3 mo. Term SOFR + 1.27%), 04/15/2031	250,000	249,291
Series 2018-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.29%), 04/15/2031	250,000	249,302
CIFC Funding Ltd. (d)
Series 2015-3A, Class AR, 6.45% (3 mo. Term SOFR + 1.13%), 04/19/2029	291,670	291,388
Series 2018-1A, Class A, 6.57% (3 mo. Term SOFR + 1.26%), 04/18/2031	355,000	354,229
Series 2018-3A, Class A, 6.67% (3 mo. Term SOFR + 1.36%), 07/18/2031	250,000	249,115
Magnetite CLO Ltd. (d)
Series 2012-7A, Class A1R2, 6.37% (3 mo. Term SOFR + 1.06%), 01/15/2028	159,433	159,062
Series 2014-8A, Class AR2, 6.55% (3 mo. Term SOFR + 1.24%), 04/15/2031	1,354,080	1,350,970
Series 2015-12A, Class ARR, 6.67% (3 mo. Term SOFR + 1.36%), 10/15/2031	1,700,000	1,695,935
Series 2015-14RA, Class A1, 6.69% (3 mo. Term SOFR + 1.38%), 10/18/2031	500,000	498,860

See Notes to Financial Statements

A43

Aristotle Ultra Short Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
Series 2016-18A, Class AR2, 6.51% (3 mo. Term SOFR + 1.14%), 11/15/2028	$881,815	$880,160
Series 2020-25A, Class A, 6.81% (3 mo. Term SOFR + 1.46%), 01/25/2032	250,000	249,938
Magnetite Xxix Ltd.
Series 2021-29A, Class A, 6.56% (3 mo. Term SOFR + 1.25%), 01/15/2034 (d)	755,000	751,936
Neuberger Berman CLO Ltd. (d)
Series 2017-26A, Class AR, 6.49% (3 mo. Term SOFR + 1.18%), 10/18/2030	438,348	436,485
Series 2020-37A, Class AR, 6.56% (3 mo. Term SOFR + 1.23%), 07/20/2031	300,000	299,782
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030 (d)	246,278	245,503
Palmer Square CLO Ltd. (d)
Series 2018-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.29%), 04/18/2031	236,204	236,051
Series 2018-2A, Class A1A, 6.67% (3 mo. Term SOFR + 1.36%), 07/16/2031	250,000	249,797
Palmer Square Loan Funding Ltd. (d)
Series 2021-1A, Class A1, 6.49% (3 mo. Term SOFR + 1.16%), 04/20/2029	561,672	560,909
Series 2021-2A, Class A1, 6.44% (3 mo. Term SOFR + 1.06%), 05/20/2029	151,128	150,225
Series 2021-3A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 07/20/2029	154,198	153,659
Series 2021-4A, Class A1, 6.37% (3 mo. Term SOFR + 1.06%), 10/15/2029	179,951	179,240
Series 2022-1A, Class A1, 6.36% (3 mo. Term SOFR + 1.05%), 04/15/2030	408,489	405,879
Stratus CLO Ltd. (d)
Series 2021-1A, Class A, 6.39% (3 mo. Term SOFR + 1.06%), 12/29/2029	185,584	184,575
Series 2021-3A, Class A, 6.54% (3 mo. Term SOFR + 1.21%), 12/29/2029	228,222	226,887
Voya CLO Ltd. (d)
Series 2015-1A, Class A1R, 6.47% (3 mo. Term SOFR + 1.16%), 01/18/2029	91,481	91,441
Series 2017-4A, Class A1, 6.70% (3 mo. Term SOFR + 1.39%), 10/15/2030	208,969	208,308
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,567,387)		10,608,927

ASSET BACKED SECURITIES — 6.2%

AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A2, 2.05%, 01/20/2026	7,850	7,833
Series 2022-2, Class A2A, 4.20%, 12/18/2025	61,039	60,707
Series 2023-1, Class A2A, 5.84%, 10/19/2026	135,173	134,732
British Airways PLC
Series 2013-1, 4.63%, 06/20/2024 (b)	30,293	29,778
Delta Air Lines, Inc.
Series 2019-1, 3.20%, 04/25/2024	600,000	587,310
Ford Credit Auto Owner Trust
Series 2022-B, Class A2A, 3.44%, 02/15/2025	53,254	53,057
General Motors Financial Co., Inc.
Series 2020-3, Class B, 0.76%, 12/18/2025	$250,616	$247,003
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039 (b)	34,182	32,211
Navient Student Loan Trust (b)
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	93,367	80,268
Series 2020-EA, Class A, 1.69%, 05/15/2069	82,566	73,854
Series 2020-FA, Class A, 1.22%, 07/15/2069	127,142	113,823
Series 2020-HA, Class A, 1.31%, 01/15/2069	74,048	67,788
Series 2021-1A, Class A1B, 6.03% (30 day avg SOFR US + 0.71%), 12/26/2069 (d)	97,831	96,239
Series 2021-A, Class A, 0.84%, 05/15/2069	79,128	68,107
Series 2021-CA, Class A, 1.06%, 10/15/2069	141,608	121,373
Santander Consumer USA Holdings, Inc.
Series 2023-3, Class A2, 6.08%, 08/17/2026	150,000	149,734
Santander Consumer USA, Inc.
Series 2022-6, Class A2, 4.37%, 05/15/2025	26,119	26,097
Series 2022-7, Class A2, 5.81%, 01/15/2026	200,131	199,926
Series 2023-1, Class A2, 5.36%, 05/15/2026	261,422	260,787
SMB Private Education Loan Trust (b)
Series 2016-A, Class A2A, 2.70%, 05/15/2031	46,897	46,092
Series 2016-B, Class A2A, 2.43%, 02/17/2032	24,756	24,077
Series 2016-C, Class A2A, 2.34%, 09/15/2034	78,381	76,205
SoFi Professional Loan Program LLC
Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (b)	174,296	167,916
United Airlines, Inc.
Series A, 4.00%, 10/29/2024	527,090	513,845
TOTAL ASSET BACKED SECURITIES (Cost $3,328,551)		3,238,762

BANK LOANS — 4.9%(a)

Communications — 1.5%
Charter Communications Operating LLC, Senior Secured First Lien
7.07% (1 mo. Term SOFR + 1.75%), 02/01/2027	484,887	484,918
SBA Senior Finance II LLC, Senior Secured First Lien
7.19% (1 mo. Term SOFR + 1.75%), 04/11/2025	298,429	298,668
Total Communications		783,586

Consumer Discretionary — 1.7%
Hilton Worldwide Finance LLC, Senior Secured First Lien
7.16% (3 mo. Term SOFR + 1.75%), 06/21/2026	250,000	250,200
Mileage Plus Holdings LLC, Senior Secured First Lien
10.76% (3 mo. LIBOR US + 5.25%), 06/20/2027	416,667	433,523

See Notes to Financial Statements

A44

Aristotle Ultra Short Income Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Par	Value
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien
8.45% (1 mo. Term SOFR + 3.00%), 08/25/2028	$245,625	$245,370
Total Consumer Discretionary		929,093

Financials — 0.3%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien
7.82% (1 mo. Term SOFR + 2.50%), 06/22/2028	138,642	138,807
Total Financials		138,807

Industrials — 0.9%
United Rentals North America, Inc., Senior Secured First Lien
7.08% (1 mo. Term SOFR + 1.75%), 10/31/2025	484,733	486,308
Total Industrials		486,308

Materials — 0.5%
Asplundh Tree Expert LLC, Senior Secured First Lien
7.18% (1 mo. Term SOFR + 1.75%), 09/04/2027	243,125	243,141
Total Materials		243,141
TOTAL BANK LOANS (Cost $2,569,853)		2,580,935

U.S. TREASURY OBLIGATIONS — 3.5%

United States Treasury Note/Bond
0.38%, 08/15/2024	500,000	478,380
0.75%, 12/31/2023	100,000	98,861
2.50%, 05/15/2024	$1,000,000	$982,099
3.88%, 04/30/2025	300,000	293,924
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,867,578)		1,853,264

SHORT-TERM INVESTMENTS — 3.4%

United States Treasury Bill, 5.42%, 2/29/2024(e)	1,800,000	1,760,222
TOTAL SHORT-TERM INVESTMENTS (Cost $1,760,192)		1,760,222

TOTAL INVESTMENTS — 95.4% (Cost $50,139,760)		50,009,809
Other Assets in Excess of Liabilities — 4.6%		2,411,997
TOTAL NET ASSETS — 100.0%		$52,421,806

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $20,097,123 or 38.3% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2023.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(e)	The rate shown is the effective yield.

See Notes to Financial Statements

A45

Aristotle Core Equity Fund II
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%

Communication Services — 7.7%(a)
Alphabet, Inc. — Class A	79,826	$10,446,030
Meta Platforms, Inc. — Class A	11,148	3,346,741
Netflix, Inc.	4,703	1,775,853
Total Communication Services		15,568,624

Consumer Discretionary — 11.2%
Amazon.com, Inc.(a)	61,343	7,797,923
Expedia Group, Inc.(a)	18,552	1,912,155
General Motors Co.	68,301	2,251,884
Home Depot, Inc.	14,283	4,315,751
Marriott International Inc. — Class A	16,561	3,255,230
O’Reilly Automotive, Inc.(a)	3,468	3,151,926
Total Consumer Discretionary		22,684,869

Consumer Staples — 5.8%
Costco Wholesale Corp.	8,035	4,539,453
Darling Ingredients, Inc.(a)	76,039	3,969,236
Estee Lauder Cos., Inc. – Class A	6,054	875,106
PepsiCo, Inc.	14,248	2,414,181
Total Consumer Staples		11,797,976

Energy — 2.5%
Antero Resources Corp.(a)	79,884	2,027,456
Halliburton Co.	76,279	3,089,299
Total Energy		5,116,755

Financials — 11.9%
Ameriprise Financial, Inc.	11,972	3,946,929
Bank of America Corp.	87,209	2,387,782
Chubb Ltd.	22,741	4,734,221
Intercontinental Exchange, Inc.	34,643	3,811,423
JPMorgan Chase & Co.	37,493	5,437,235
Visa, Inc. — Class A	16,629	3,824,836
Total Financials		24,142,426

Health Care — 15.5%
Abbott Laboratories	39,118	3,788,578
Adaptive Biotechnologies Corp.(a)	273,688	1,491,600
Becton Dickinson & Co.	20,772	5,370,186
Bio-Techne Corp.	46,237	3,147,353
Bristol-Myers Squibb Co.	47,552	2,759,918
Guardant Health, Inc.(a)	74,436	2,206,283
Teleflex, Inc.	12,268	2,409,558
The Cigna Group	16,777	4,799,396
Thermo Fisher Scientific, Inc.	6,729	3,406,018
Zoetis, Inc.	11,776	2,048,788
Total Health Care		31,427,678

Industrials — 9.2%
AMETEK, Inc.	33,511	4,951,586
Chart Industries, Inc.(a)	15,713	2,657,383
Honeywell International, Inc.	16,549	3,057,262
Norfolk Southern Corp.	19,765	3,892,321
Spirit AeroSystems Holdings, Inc. — Class A(a)	50,310	812,003
Trane Technologies PLC	16,115	3,269,895
Total Industrials		18,640,450

Information Technology — 29.2%
Accenture PLC — Class A	13,149	4,038,189
Apple, Inc.	91,924	15,738,308
Applied Materials, Inc.	15,508	2,147,083
Broadcom, Inc.	6,306	5,237,637
Microsoft Corp.	53,230	16,807,373
NVIDIA Corp.	17,624	7,666,264
Oracle Corp.	12,943	1,370,923
ServiceNow, Inc.(a)	6,398	3,576,226
Synopsys, Inc.(a)	5,298	2,431,623
Total Information Technology		59,013,626

Materials — 1.9%
Avery Dennison Corp.	21,024	3,840,454
Total Materials		3,840,454

Utilities — 2.2%
American Water Works Co., Inc.	16,491	2,042,081
NextEra Energy, Inc.	42,230	2,419,356
Total Utilities		4,461,437
TOTAL COMMON STOCKS (Cost $189,520,380)		196,694,295

REAL ESTATE INVESTMENT TRUSTS — 1.2%

Alexandria Real Estate Equities, Inc.	10,781	1,079,178
Prologis, Inc.	13,001	1,458,842
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,935,729)		2,538,020

TOTAL INVESTMENTS — 98.3% (Cost $192,456,109)		199,232,315
Other Assets in Excess of Liabilities — 1.7%		3,386,310
TOTAL NET ASSETS — 100.0%		$202,618,625

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

See Notes to Financial Statements

A46

Aristotle Growth Equity Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.4%

Communication Services — 9.6%(a)
Alphabet, Inc. — Class A	88,791	$11,619,189
Meta Platforms, Inc. — Class A	10,724	3,219,452
Netflix, Inc.	5,351	2,020,538
Take-Two Interactive Software, Inc.	32,350	4,541,617
Total Communication Services		21,400,796

Consumer Discretionary — 14.3%
Amazon.com, Inc.(a)	112,402	14,288,543
Expedia Group, Inc.(a)	39,877	4,110,122
Home Depot, Inc.	20,162	6,092,151
O’Reilly Automotive, Inc.(a)	4,616	4,195,298
Tesla, Inc.(a)	12,606	3,154,273
Total Consumer Discretionary		31,840,387

Consumer Staples — 4.9%
Constellation Brands, Inc. – Class A	6,432	1,616,555
Costco Wholesale Corp.	8,176	4,619,112
Darling Ingredients, Inc.(a)	71,868	3,751,510
Estee Lauder Cos., Inc. – Class A	6,982	1,009,248
Total Consumer Staples		10,996,425

Financials — 5.4%
S&P Global, Inc.	6,672	2,438,016
Visa, Inc. — Class A	41,087	9,450,420
Total Financials		11,888,436

Health Care — 12.6%
Adaptive Biotechnologies Corp.(a)	385,095	2,098,768
BioMarin Pharmaceutical, Inc.(a)	27,630	2,444,702
Bio-Techne Corp.	43,981	2,993,787
Dexcom, Inc.(a)	37,105	3,461,897
Guardant Health, Inc.(a)	66,001	1,956,270
IDEXX Laboratories, Inc.(a)	4,957	2,167,547
Thermo Fisher Scientific, Inc.	6,538	3,309,339
UnitedHealth Group, Inc.	13,197	6,653,795
Vertex Pharmaceuticals, Inc.(a)	8,448	2,937,708
Total Health Care		28,023,813

Industrials — 7.0%
AMETEK, Inc.	25,321	3,741,432
Chart Industries, Inc.(a)	14,719	2,489,277
Honeywell International, Inc.	15,315	2,829,293
Norfolk Southern Corp.	14,066	2,770,017
Quanta Services, Inc.	13,618	2,547,519
Uber Technologies, Inc.(a)	25,882	1,190,313
Total Industrials		15,567,851

Information Technology — 35.6%
Adobe, Inc.(a)	8,851	4,513,125
Apple, Inc.	64,629	11,065,131
Enphase Energy, Inc.(a)	3,649	438,427
KLA Corp.	8,341	3,825,683
Microsoft Corp.	84,339	26,630,040
NVIDIA Corp.	33,936	14,761,821
ON Semiconductor Corp.(a)	29,366	2,729,570
ServiceNow, Inc.(a)	10,253	5,731,017
Synopsys, Inc.(a)	14,288	6,557,763
Tenable Holdings, Inc.(a)	64,274	2,879,475
Total Information Technology		79,132,052
TOTAL COMMON STOCKS (Cost $170,390,485)		198,849,760

EXCHANGE TRADED FUNDS — 9.2%

Invesco QQQ Trust Series 1	28,534	10,222,876
Vanguard Russell 1000 Growth ETF	148,266	10,147,325
TOTAL EXCHANGE TRADED FUNDS (Cost $20,527,587)		20,370,201

REAL ESTATE INVESTMENT TRUSTS — 1.1%

Alexandria Real Estate Equities, Inc.	10,449	1,045,945
Prologis, Inc.	11,858	1,330,586
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,753,767)		2,376,531

TOTAL INVESTMENTS — 99.7% (Cost $193,671,839)		221,596,492
Other Assets in Excess of Liabilities — 0.3%		613,189
TOTAL NET ASSETS — 100.0%		$222,209,681

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

See Notes to Financial Statements

A47

Aristotle International Equity Fund II
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%

Austria — 1.8%
Erste Group Bank AG	101,600	$3,525,413
Total Austria		3,525,413

Canada — 9.1%
Brookfield Corp.	210,200	6,572,571
Cameco Corp.	165,800	6,578,290
Magna International, Inc.	81,600	4,373,027
Total Canada		17,523,888

France — 16.0%
Amundi SA	57,300	3,231,966
Cie Generale des Etablissements Michelin SCA	154,200	4,739,223
Dassault Systemes SE	154,300	5,757,803
LVMH Moet Hennessy Louis Vuitton SE	7,900	5,983,570
Safran SA	34,000	5,343,088
TotalEnergies SE	85,400	5,625,917
Total France		30,681,567

Germany — 8.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	20,000	7,804,620
Nemetschek SE	73,600	4,503,852
Symrise AG	36,600	3,494,964
Total Germany		15,803,436

Hong Kong — 1.9%
AIA Group Ltd.	440,700	3,593,267
Total Hong Kong		3,593,267

Ireland — 7.0%
Accenture PLC — Class A	29,900	9,182,589
Experian PLC	126,000	4,136,969
Total Ireland		13,319,558

Japan — 15.5%
FANUC Corp.	124,400	3,240,693
KDDI Corp.	157,700	4,829,985
Kubota Corp.	205,800	3,035,219
NIDEC CORP	49,700	2,305,077
Otsuka Holdings Co. Ltd.	91,000	3,235,298
Pan Pacific International Holdings Corp.	300,300	6,305,818
Sony Group Corp.	83,400	6,830,942
Total Japan		29,783,032

Netherlands — 5.9%
Akzo Nobel NV	52,200	3,779,306
DSM-Firmenich AG	36,800	3,117,602
Heineken NV	49,900	4,403,081
Total Netherlands		11,299,989

Peru — 2.4%
Credicorp Ltd.	36,200	4,632,514
Total Peru		4,632,514

Singapore — 2.8%
DBS Group Holdings Ltd.	217,400	5,349,917
Total Singapore		5,349,917

South Korea — 2.3%
Samsung Electronics Co. Ltd. — GDR(a)	2,350	2,961,000
Samsung Electronics Co. Ltd.	27,900	1,414,229
Total South Korea		4,375,229

Sweden — 1.8%
Assa Abloy AB — Class B	154,100	3,359,705
Total Sweden		3,359,705

Switzerland — 5.4%
Alcon, Inc.	72,000	5,580,030
Novartis AG(a)	45,200	4,635,302
Total Switzerland		10,215,332

United Kingdom — 16.5%
Ashtead Group PLC	111,200	6,786,511
Coca-Cola Europacific Partners PLC	88,800	5,548,224
GSK PLC	223,300	4,064,954
Haleon PLC	1,361,400	5,661,703
Rentokil Initial PLC	745,700	5,551,807
Unilever PLC	80,500	3,990,318
Total United Kingdom		31,603,517
TOTAL COMMON STOCKS (Cost $191,919,038)		185,066,364

TOTAL INVESTMENTS — 96.6% (Cost $191,919,038)		185,066,364
Other Assets in Excess of Liabilities — 3.4%		6,585,669
TOTAL NET ASSETS — 100.0%		$191,652,033

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt

PLC - Public Limited Company

(a)	Security considered restricted. The total market value of these securities was $15,400,922 which represented 8.0% of net assets as of September 30, 2023.

See Notes to Financial Statements

A48

Aristotle International Equity Fund II
Summary of Investments
as of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.1%
Industrials	17.6%
Consumer Discretionary	14.8%
Information Technology	12.4%
Consumer Staples	10.2%
Health Care	9.2%
Energy	6.4%
Materials	5.4%
Communication Services	2.5%
Total Common Stocks	96.6%
Total Investments	96.6%
Other Assets in Excess of Liabilities	3.4%
Total Net Assets	100.0%

See Notes to Financial Statements

A49

Aristotle Small Cap Equity Fund II
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.1%

Communication Services — 1.7%
ATN International, Inc.	3,793	$119,707
TKO Group Holdings, Inc.	2,987	251,087
Total Communication Services		370,794

Consumer Discretionary — 5.1%
1-800-Flowers.com, Inc. — Class A(a)	15,307	107,149
Carter’s, Inc.	4,078	281,994
Designer Brands, Inc. – Class A	13,805	174,771
KB Home	4,138	191,507
Monro, Inc.	5,256	145,959
Sonos, Inc.(a)	12,535	161,827
Wolverine World Wide, Inc.	7,299	58,830
Total Consumer Discretionary		1,122,037

Consumer Staples — 3.3%
Chefs’ Warehouse, Inc.(a)	3,104	65,743
Herbalife Ltd.(a)	7,896	110,465
J & J Snack Foods Corp.	1,270	207,836
Nu Skin Enterprises, Inc. — Class A	5,648	119,794
TreeHouse Foods, Inc.(a)	5,368	233,937
Total Consumer Staples		737,775

Energy — 5.9%
Ardmore Shipping Corp.	28,789	374,544
International Seaways, Inc.	3,867	174,015
Oceaneering International, Inc.(a)	14,637	376,463
Patterson-UTI Energy, Inc.	23,083	319,469
Ring Energy, Inc.(a)	34,243	66,774
Total Energy		1,311,265

Financials — 11.1%
BankUnited, Inc.	4,994	113,364
Banner Corp.	2,663	112,858
Berkshire Hills Bancorp, Inc.	3,058	61,313
BRP Group, Inc. — Class A(a)	10,467	243,149
Byline Bancorp, Inc.	12,172	239,910
Customers Bancorp, Inc.(a)	4,752	163,706
eHealth, Inc.(a)	5,343	39,538
Euronet Worldwide, Inc.(a)	2,872	227,979
Flushing Financial Corp.	7,315	96,046
National Bank Holdings Corp. – Class A	9,277	276,085
Pacific Premier Bancorp, Inc.	6,145	133,715
Texas Capital Bancshares, Inc.(a)	3,601	212,099
United Community Banks, Inc. of Georgia	6,079	154,467
Veritex Holdings, Inc.	8,113	145,628
Voya Financial, Inc.	3,647	242,343
Total Financials		2,462,200

Health Care — 16.0%
Acadia Healthcare Co., Inc.(a)	7,042	495,122
Avid Bioservices, Inc.(a)	7,322	69,120
Charles River Laboratories International, Inc.(a)	1,072	210,091
Chemed Corp.	696	361,711
Coherus Biosciences, Inc.(a)	16,688	62,413
Cross Country Healthcare, Inc.(a)	9,283	230,126
Enhabit, Inc.(a)	3,397	38,216
Haemonetics Corp.(a)	2,197	196,807
HealthEquity, Inc.(a)	4,380	319,959
Merit Medical Systems, Inc.(a)	6,317	435,999
ModivCare, Inc.(a)	4,381	138,045
Pediatrix Medical Group, Inc.(a)	6,018	76,489
PetIQ, Inc.(a)	8,813	173,616
Prestige Consumer Healthcare, Inc.(a)	5,519	315,632
QuidelOrtho Corp.(a)	2,832	206,849
Supernus Pharmaceuticals, Inc.(a)	7,965	219,595
Total Health Care		3,549,790

Industrials — 26.8%
AerCap Holdings NV(a)	6,597	413,434
Albany International Corp. – Class A	3,850	332,178
ASGN, Inc.(a)	4,272	348,937
AZEK Co., Inc.(a)	8,876	263,972
AZZ, Inc.	2,739	124,844
Barnes Group, Inc.	7,324	248,796
Capital Product Partners LP	5,559	77,882
Casella Waste Systems, Inc. – Class A(a)	3,068	234,088
Columbus McKinnon Corporation of New York	5,820	203,176
Dycom Industries, Inc.(a)	3,359	298,951
Enviri Corp.(a)	17,302	124,920
FTI Consulting, Inc.(a)	848	151,292
GXO Logistics, Inc.(a)	2,363	138,590
Huron Consulting Group, Inc.(a)	6,507	677,770
KBR, Inc.	5,297	312,205
Liquidity Services, Inc.(a)	8,289	146,052
Matthews International Corp. – Class A	7,261	282,526
Mercury Systems, Inc.(a)	5,644	209,336
SP Plus Corp.(a)	9,064	327,210
Titan Machinery, Inc.(a)	4,453	118,361
Viad Corp.(a)	7,416	194,299
Wabash National Corp.	8,307	175,444
Westinghouse Air Brake Technologies Corp.	2,872	305,207
WillScot Mobile Mini Holdings Corp.(a)	5,665	235,607
Total Industrials		5,945,077

Information Technology — 15.6%
ACI Worldwide, Inc.(a)	10,528	237,512
Advanced Energy Industries, Inc.	3,906	402,786
Aspen Technology, Inc.(a)	976	199,358
Belden, Inc.	4,151	400,779
Benchmark Electronics, Inc.	7,261	176,152
Box, Inc. – Class A(a)	10,375	251,179
Cerence, Inc.(a)	4,855	98,896
Infinera Corp.(a)	21,881	91,463
Insight Enterprises, Inc.(a)	1,247	181,439
Itron, Inc.(a)	5,991	362,935
Knowles Corp.(a)	16,324	241,758
MACOM Technology Solutions Holdings, Inc.(a)	5,884	480,016
Novanta, Inc.(a)	1,788	256,471

See Notes to Financial Statements

A50

Aristotle Small Cap Equity Fund II
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Shares	Value
Rogers Corp.(a)	597	$78,488
Total Information Technology		3,459,232

Materials — 2.8%
Alamos Gold, Inc. – Class A	13,736	155,079
Silgan Holdings, Inc.	5,464	235,553
Summit Materials, Inc. – Class A(a)	7,604	236,789
Total Materials		627,421

Real Estate — 0.3%
Safehold, Inc.	3,355	59,719
Total Real Estate		59,719

Utilities — 2.5%
ALLETE, Inc.	5,331	281,477
Unitil Corp.	6,392	273,002
Total Utilities		554,479
TOTAL COMMON STOCKS (Cost $20,675,035)		20,199,789

REAL ESTATE INVESTMENT TRUSTS — 4.1%

Armada Hoffler Properties, Inc.	13,655	139,827
Community Healthcare Trust, Inc.	6,461	191,892
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,016	212,339
JBG SMITH Properties	3,848	55,642
STAG Industrial, Inc.	9,053	312,419
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $999,068)		912,119

EXCHANGE TRADED FUNDS — 2.7%

iShares Russell 2000 ETF	1,727	305,230
iShares Russell 2000 Value ETF	2,154	291,975
TOTAL EXCHANGE TRADED FUNDS (Cost $599,436)		597,205

CLOSED END FUNDS — 0.8%

SLR Investment Corp.	11,286	173,692
TOTAL CLOSED END FUNDS (Cost $166,430)		173,692

TOTAL INVESTMENTS — 98.7% (Cost $22,439,969)		21,882,805
Other Assets in Excess of Liabilities — 1.3%		287,041
TOTAL NET ASSETS — 100.0%		$22,169,846

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

See Notes to Financial Statements

A51

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.2%

Communication Services — 1.1%
TKO Group Holdings, Inc.	6,889	$579,089
Total Communication Services		579,089

Consumer Discretionary — 5.9%
1-800-Flowers.com, Inc. — Class A(a)	32,001	224,007
Carter’s, Inc.	9,563	661,281
Designer Brands, Inc. – Class A	26,959	341,301
KB Home	9,954	460,671
Monro, Inc.	13,260	368,230
Newell Brands, Inc.	29,226	263,911
Pool Corp.	1,250	445,125
Sonos, Inc.(a)	16,656	215,029
Wolverine World Wide, Inc.	30,666	247,168
Total Consumer Discretionary		3,226,723

Consumer Staples — 2.9%
Herbalife Ltd.(a)	20,707	289,691
J & J Snack Foods Corp.	3,203	524,171
Nu Skin Enterprises, Inc. — Class A	11,994	254,393
TreeHouse Foods, Inc.(a)	11,811	514,723
Total Consumer Staples		1,582,978

Energy — 6.1%
Diamondback Energy, Inc.	5,256	814,049
Oceaneering International, Inc.(a)	35,119	903,261
Patterson-UTI Energy, Inc.	47,522	657,704
Range Resources Corp.	30,449	986,853
Total Energy		3,361,867

Financials — 11.3%
BankUnited, Inc.	27,851	632,218
Banner Corp.	6,630	280,979
Berkshire Hills Bancorp, Inc.	7,417	148,711
BRP Group, Inc. — Class A(a)	25,485	592,017
Cohen & Steers, Inc.	10,495	657,931
eHealth, Inc.(a)	10,694	79,136
Euronet Worldwide, Inc.(a)	6,178	490,410
Nasdaq, Inc.	13,335	647,947
National Bank Holdings Corp. – Class A	21,746	647,160
Pacific Premier Bancorp, Inc.	15,797	343,743
Texas Capital Bancshares, Inc.(a)	8,501	500,709
United Community Banks, Inc. of Georgia	15,270	388,011
Voya Financial, Inc.	8,811	585,491
WSFS Financial Corp.	6,386	233,089
Total Financials		6,227,552

Health Care — 16.0%
Acadia Healthcare Co., Inc.(a)	15,906	1,118,351
Catalent, Inc.(a)	11,270	513,123
Charles River Laboratories International, Inc.(a)	3,074	602,443
Chemed Corp.	1,804	937,539
Coherus Biosciences, Inc.(a)	37,585	140,568
Encompass Health Corp.	10,165	682,681
Enhabit, Inc.(a)	5,832	65,610
Haemonetics Corp.(a)	5,065	453,723
HealthEquity, Inc.(a)	10,589	773,526
Merit Medical Systems, Inc.(a)	15,212	1,049,932
Pediatrix Medical Group, Inc.(a)	14,426	183,354
PetIQ, Inc.(a)	21,708	427,648
Prestige Consumer Healthcare, Inc.(a)	10,758	615,250
QuidelOrtho Corp.(a)	4,249	310,347
Supernus Pharmaceuticals, Inc.(a)	21,554	594,244
Teleflex, Inc.	1,489	292,454
Total Health Care		8,760,793

Industrials — 26.5%
AerCap Holdings NV(a)	17,084	1,070,654
Albany International Corp. – Class A	9,195	793,345
ASGN, Inc.(a)	10,485	856,414
AZEK Co., Inc.(a)	21,553	640,986
AZZ, Inc.	9,263	422,208
Barnes Group, Inc.	17,173	583,367
Carlisle Cos., Inc.	3,212	832,743
Dycom Industries, Inc.(a)	8,566	762,374
Enviri Corp.(a)	52,539	379,332
Flowserve Corp.	11,097	441,328
FTI Consulting, Inc.(a)	6,848	1,221,751
GXO Logistics, Inc.(a)	5,802	340,287
HEICO Corp. – Class A	3,853	497,885
Huron Consulting Group, Inc.(a)	13,355	1,391,056
IDEX Corp.	2,583	537,316
Jacobs Solutions, Inc.	4,567	623,396
KBR, Inc.	12,876	758,911
Knight-Swift Transportation Holdings, Inc.	10,619	532,543
Matthews International Corp. – Class A	17,789	692,170
Mercury Systems, Inc.(a)	6,593	244,534
Westinghouse Air Brake Technologies Corp.	3,247	345,059
WillScot Mobile Mini Holdings Corp.(a)	13,703	569,908
Total Industrials		14,537,567

Information Technology — 18.2%
ACI Worldwide, Inc.(a)	24,440	551,366
Advanced Energy Industries, Inc.	9,880	1,018,826
Aspen Technology, Inc.(a)	2,369	483,892
Belden, Inc.	12,692	1,225,413
Box, Inc. – Class A(a)	25,317	612,925
Ciena Corp.(a)	10,342	488,763
Gartner, Inc.(a)	2,971	1,020,865
Infinera Corp.(a)	53,028	221,657
IPG Photonics Corp.(a)	3,475	352,852
Itron, Inc.(a)	13,206	800,019
Knowles Corp.(a)	35,396	524,215
MACOM Technology Solutions Holdings, Inc.(a)	16,392	1,337,258
NCR Corp.(a)	20,789	560,679
Rogers Corp.(a)	1,497	196,811
Teledyne Technologies, Inc.(a)	1,425	582,227
Total Information Technology		9,977,768

See Notes to Financial Statements

A52

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
as of September 30, 2023 (Unaudited)

	Shares	Value
Materials — 5.2%
Alamos Gold, Inc. – Class A	60,501	$683,057
AptarGroup, Inc.	6,109	763,869
Silgan Holdings, Inc.	6,879	296,554
Summit Materials, Inc. – Class A(a)	18,164	565,627
Tronox Holdings PLC	41,417	556,644
Total Materials		2,865,751

Real Estate — 0.1%
Safehold, Inc.	4,257	75,775
Total Real Estate		75,775

Utilities — 1.9%
ALLETE, Inc.	14,172	748,281
NorthWestern Corp.	6,160	296,050
Total Utilities		1,044,331
TOTAL COMMON STOCKS (Cost $51,246,044)		52,240,194

REAL ESTATE INVESTMENT TRUSTS — 2.6%

Boston Properties, Inc.	4,127	245,474
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,638	522,326
JBG SMITH Properties	25,323	366,170
STAG Industrial, Inc.	8,970	309,555
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,468,024)		1,443,525

CLOSED END FUNDS — 0.9%

SLR Investment Corp.	32,499	500,160
TOTAL CLOSED END FUNDS (Cost $479,360)		500,160

EXCHANGE TRADED FUNDS — 0.7%

iShares Core S&P Small-Cap ETF	2,807	264,784
iShares Russell 2000 ETF	674	119,123
TOTAL EXCHANGE TRADED FUNDS (Cost $387,633)		383,907

TOTAL INVESTMENTS — 99.4% (Cost $53,581,061)		54,567,786
Other Assets in Excess of Liabilities — 0.6%		328,563
TOTAL NET ASSETS — 100.0%		$54,896,349

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

See Notes to Financial Statements

A53

Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS — 53.3%(a)
Aristotle Core Equity Fund II — Class I(b)	3,768,360	$38,814,113
Aristotle Core Income Fund — Class I	985,738	9,127,934
Aristotle Growth Equity Fund — Class I(b)	2,771,149	36,523,749
Aristotle High Yield Bond Fund — Class I	435,471	3,840,858
Aristotle International Equity Fund II — Class I(b)	3,440,102	33,437,791
Aristotle Short Duration Income Fund — Class I	1,172,759	11,657,227
TOTAL AFFILIATED OPEN-END FUNDS (Cost $129,175,855)		133,401,672

EXCHANGE TRADED FUNDS — 46.4%

Vanguard Emerging Markets Government Bond ETF	64,568	3,819,843
Vanguard FTSE All World ex-US Small-Cap ETF	35,859	3,808,226
Vanguard FTSE Emerging Markets ETF	226,527	8,882,124
Vanguard International High Dividend Yield ETF	20,890	1,292,882
Vanguard Mid-Cap Growth ETF	65,333	12,724,908
Vanguard Mid-Cap Value ETF	124,783	16,341,582
Vanguard Real Estate ETF	64,373	4,870,461
Vanguard Small-Cap Growth ETF	41,202	8,824,644
Vanguard Small-Cap Value ETF	71,230	11,360,473
Vanguard Total Bond Market ETF	33,231	2,318,859
Vanguard Value ETF	304,102	41,944,789
TOTAL EXCHANGE TRADED FUNDS (Cost $118,627,011)		116,188,791

TOTAL INVESTMENTS — 99.7% (Cost $247,802,866)		249,590,463
Other Assets in Excess of Liabilities — 0.3%		825,163
TOTAL NET ASSETS — 100.0%		$250,415,626

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.

(b)	Non-income producing security.

See Notes to Financial Statements

A54

Aristotle Portfolio Optimization Conservative Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS — 71.5%(a)
Aristotle Core Equity Fund II — Class I(b)	464,454	$4,783,875
Aristotle Core Income Fund — Class I(c)	6,228,422	57,675,184
Aristotle Floating Rate Income Fund — Class I	247,006	2,336,679
Aristotle Growth Equity Fund — Class I(b)	474,799	6,257,853
Aristotle High Yield Bond Fund — Class I	687,919	6,067,450
Aristotle International Equity Fund II — Class I(b)	452,802	4,401,240
Aristotle Short Duration Income Fund — Class I	2,701,863	26,856,521
TOTAL AFFILIATED OPEN-END FUNDS (Cost $109,918,516)		108,378,802

EXCHANGE TRADED FUNDS — 28.4%

Vanguard Emerging Markets Government Bond ETF	64,505	3,816,116
Vanguard FTSE Emerging Markets ETF	38,795	1,521,152
Vanguard International High Dividend Yield ETF	12,522	774,987
Vanguard Mid-Cap Growth ETF	11,748	2,288,158
Vanguard Mid-Cap Value ETF	11,507	1,506,957
Vanguard Real Estate ETF	9,647	729,892
Vanguard Short-Term Inflation-Protected Securities ETF	150,214	7,102,118
Vanguard Total Bond Market ETF	212,468	14,826,017
Vanguard Value ETF	75,454	10,407,369
TOTAL EXCHANGE TRADED FUNDS (Cost $44,030,170)		42,972,766

TOTAL INVESTMENTS — 99.9% (Cost $153,948,686)		151,351,568
Other Assets in Excess of Liabilities — 0.1%		162,385
TOTAL NET ASSETS — 100.0%		$151,513,953

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.

(b)	Non-income producing security.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See Notes to Financial Statements

A55

Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS — 59.7%(a)
Aristotle Core Equity Fund II — Class I(b)	7,134,941	$73,489,890
Aristotle Core Income Fund — Class I	6,727,821	62,299,619
Aristotle Growth Equity Fund — Class I(b)	6,054,724	79,801,266
Aristotle High Yield Bond Fund — Class I	1,426,630	12,582,874
Aristotle International Equity Fund II — Class I(b)	8,139,770	79,118,568
Aristotle Short Duration Income Fund — Class I	6,083,237	60,467,375
TOTAL AFFILIATED OPEN-END FUNDS (Cost $363,967,772)		367,759,592

EXCHANGE TRADED FUNDS — 40.1%

Vanguard Emerging Markets Government Bond ETF	158,137	9,355,385
Vanguard FTSE All World ex-US Small-Cap ETF	58,549	6,217,904
Vanguard FTSE Emerging Markets ETF	475,538	18,645,845
Vanguard International High Dividend Yield ETF	51,163	3,166,478
Vanguard Mid-Cap Growth ETF	128,007	24,931,923
Vanguard Mid-Cap Value ETF	282,101	36,943,947
Vanguard Real Estate ETF	78,830	5,964,278
Vanguard Short-Term Inflation-Protected Securities ETF	68,195	3,224,260
Vanguard Small-Cap Growth ETF	57,663	12,350,261
Vanguard Small-Cap Value ETF	77,534	12,365,898
Vanguard Total Bond Market ETF	226,073	15,775,374
Vanguard Value ETF	714,544	98,557,053
TOTAL EXCHANGE TRADED FUNDS (Cost $252,755,040)		247,498,606

TOTAL INVESTMENTS — 99.8% (Cost $616,722,812)		615,258,198
Other Assets in Excess of Liabilities — 0.2%		1,470,621
TOTAL NET ASSETS — 100.0%		$616,728,819

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.

(b)	Non-income producing security.

See Notes to Financial Statements

A56

Aristotle Portfolio Optimization Moderate Conservative Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS — 68.1%(a)
Aristotle Core Equity Fund II — Class I(b)	1,228,694	$12,655,551
Aristotle Core Income Fund — Class I(c)	7,221,823	66,874,078
Aristotle Floating Rate Income Fund — Class I	343,591	3,250,369
Aristotle Growth Equity Fund — Class I(b)	965,272	12,722,286
Aristotle High Yield Bond Fund — Class I	1,076,755	9,496,980
Aristotle International Equity Fund II — Class I(b)	1,575,198	15,310,929
Aristotle Short Duration Income Fund — Class I	2,255,432	22,418,996
TOTAL AFFILIATED OPEN-END FUNDS (Cost $144,692,494)		142,729,189

EXCHANGE TRADED FUNDS — 31.6%

Vanguard Emerging Markets Government Bond ETF	89,151	5,274,173
Vanguard FTSE Emerging Markets ETF	107,236	4,204,724
Vanguard Mid-Cap Growth ETF	21,650	4,216,771
Vanguard Mid-Cap Value ETF	31,808	4,165,576
Vanguard Real Estate ETF	26,665	2,017,474
Vanguard Short-Term Inflation-Protected Securities ETF	161,473	7,634,443
Vanguard Small-Cap Growth ETF	4,876	1,044,342
Vanguard Small-Cap Value ETF	6,557	1,045,776
Vanguard Total Bond Market ETF	244,706	17,075,585
Vanguard Value ETF	142,454	19,648,679
TOTAL EXCHANGE TRADED FUNDS (Cost $67,971,942)		66,327,543

TOTAL INVESTMENTS — 99.7% (Cost $212,664,436)		209,056,732
Other Assets in Excess of Liabilities — 0.3%		562,451
TOTAL NET ASSETS — 100.0%		$209,619,183

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.

(b)	Non-income producing security.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See Notes to Financial Statements

A57

Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS — 68.2%(a)
Aristotle Core Equity Fund II — Class I(b)	7,081,003	$72,934,328
Aristotle Core Income Fund — Class I	14,504,386	134,310,614
Aristotle Floating Rate Income Fund — Class I	391,495	3,703,538
Aristotle Growth Equity Fund — Class I(b)	6,589,846	86,854,166
Aristotle High Yield Bond Fund — Class I	2,862,883	25,250,630
Aristotle International Equity Fund II — Class I(b)	6,103,221	59,323,308
Aristotle Short Duration Income Fund — Class I	10,279,880	102,182,009
TOTAL AFFILIATED OPEN-END FUNDS (Cost $480,632,509)		484,558,593

EXCHANGE TRADED FUNDS — 31.5%

Vanguard Emerging Markets Government Bond ETF	241,799	14,304,829
Vanguard FTSE Emerging Markets ETF	363,561	14,255,227
Vanguard Mid-Cap Growth ETF	110,098	21,443,787
Vanguard Mid-Cap Value ETF	161,755	21,183,435
Vanguard Real Estate ETF	90,401	6,839,740
Vanguard Short-Term Inflation-Protected Securities ETF	234,617	11,092,692
Vanguard Small-Cap Growth ETF	33,064	7,081,648
Vanguard Small-Cap Value ETF	44,458	7,090,606
Vanguard Total Bond Market ETF	435,554	30,392,958
Vanguard Value ETF	655,855	90,462,080
TOTAL EXCHANGE TRADED FUNDS (Cost $229,434,716)		224,147,002

TOTAL INVESTMENTS — 99.7% (Cost $710,067,225)		708,705,595
Other Assets in Excess of Liabilities — 0.3%		1,858,234
TOTAL NET ASSETS — 100.0%		$710,563,829

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.

(b)	Non-income producing security.

See Notes to Financial Statements

A58

Aristotle Funds Series Trust
Statements of Assets and Liabilities
September 30, 2023 (Unaudited)

	Aristotle Core Income Fund	Aristotle ESG Core Bond Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund	Aristotle Strategic Income Fund
ASSETS:
Investments, at value	$1,560,795,987	$25,878,666	$3,554,582,824	$84,560,130	$1,028,282,110	$1,737,356,472
Affiliated investments, at value	—	—	—	—	—	—
Cash	116,142,097	593,761	205,557,564	1,497,727	24,373,835	157,742,806
Investments receivable	832,966	—	360,052,760	1,568,623	3,181,099	11,460,845
Fund shares sold	7,929,054	8,133	8,327,469	50	2,188,752	6,014,759
Dividends and interest receivable	16,370,538	216,094	47,963,542	1,429,679	9,179,697	23,332,845
Other assets	—	—	—	21,775	—	—
Total assets	1,702,070,642	26,696,654	4,176,484,159	89,077,984	1,067,205,493	1,935,907,727

LIABILITIES:
Distributions payable	666,126	—	3,727,343	776	67,411	829,578
Investments payable	65,730,400	—	502,393,569	2,668,745	19,951,667	131,403,629
Accrued distribution and shareholder servicing fees	37,617	—	141,823	1,857	43,415	77,623
Payable for capital shares reacquired	3,212,140	2	36,343,319	162,996	7,521,929	6,370,241
Due to Adviser	613,759	1,477	2,049,635	—	331,094	870,586
Trustee fees payable	18,194	360	47,776	918	16,225	20,564
Other liabilities	—	—	6,593,747	—	126,203	—
Total liabilities	70,278,236	1,839	551,297,212	2,835,292	28,057,944	139,572,221
NET ASSETS	$1,631,792,406	$26,694,815	$3,625,186,947	$86,242,692	$1,039,147,549	$1,796,335,506

NET ASSETS CONSISTS OF:
Paid-in capital	$1,817,179,631	$31,972,789	$3,882,829,271	$109,637,532	$1,084,888,213	$1,998,082,048
Total distributable earnings/accumulated deficit	(185,387,225)	(5,277,974)	(257,642,324)	(23,394,840)	(45,740,664)	(201,746,542)
NET ASSETS	$1,631,792,406	$26,694,815	$3,625,186,947	$86,242,692	$1,039,147,549	$1,796,335,506

NET ASSET VALUE PER SHARE:
Class A
Net assets	$92,727,142		$262,761,757	$6,204,571	$101,124,092	$114,781,568
Shares of beneficial interest outstanding	10,026,542		27,801,593	694,343	10,162,690	11,473,701
Net asset value per share	$9.25		$9.45	$8.94	$9.95	$10.00
Maximum offering price per share	$9.66		$9.74	$9.34	$10.26	$10.44
Class C
Net assets	22,786,012		109,372,084	691,256	27,080,287	66,939,641
Shares of beneficial interest outstanding	2,462,548		11,587,907	77,451	2,726,614	6,711,603
Net asset value per share	$9.25		$9.44	$8.93	$9.93	$9.97
Maximum offering price per share	$9.35		$9.53	$9.02	$10.03	$10.07
Class I
Net assets	484,036,996	15,873,917	1,497,686,019	68,040,011	415,277,748	170,880,984
Shares of beneficial interest outstanding	52,298,903	1,936,466	158,264,791	7,715,443	41,798,261	17,200,615
Net asset value per share	$9.26	$8.20	$9.46	$8.82	$9.94	$9.93
Class I-2
Net assets	1,032,242,256	10,820,898	1,755,367,087	11,306,854	495,665,422	1,443,733,313
Shares of beneficial interest outstanding	111,352,322	1,320,134	185,072,125	1,262,438	49,791,048	144,307,210
Net asset value per share	$9.27	$8.20	$9.48	$8.96	$9.95	$10.00

Cost of investments	$1,704,558,298	$29,747,379	$3,572,744,197	$91,838,870	$1,053,814,499	$1,862,909,349

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Assets and Liabilities (Continued)
September 30, 2023 (Unaudited)

	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund II	Aristotle Growth Equity Fund	Aristotle International Equity Fund II	Aristotle Small Cap Equity Fund II	Aristotle Small/ Mid Cap Equity Fund
ASSETS:
Investments, at value	$50,009,809	$199,232,315	$221,596,492	$185,066,364	$21,882,805	$54,567,786
Affiliated investments, at value	—	—	—	—	—	—
Cash	1,863,404	3,746,609	1,026,180	6,209,673	309,973	417,123
Investments receivable	97,874	—	—	397,645	—	—
Fund shares sold	—	—	—	—	—	2,617
Dividends and interest receivable	488,528	47,030	34,431	400,753	17,355	27,777
Other assets	30,267	—	—	60	706	—
Total assets	52,489,882	203,025,954	222,657,103	192,074,495	22,210,839	55,015,303

LIABILITIES:
Accrued distribution and shareholder servicing fees	75	292,709	313,400	—	1,541	5,598
Payable for capital shares reacquired	67,155	111,641	130,884	294,937	39,099	87,450
Due to Adviser	—	2,979	3,138	125,224	—	24,524
Trustee fees payable	846	—	—	2,301	353	1,382
Total liabilities	68,076	407,329	447,422	422,462	40,993	118,954
NET ASSETS	$52,421,806	$202,618,625	$222,209,681	$191,652,033	$22,169,846	$54,896,349

NET ASSETS CONSISTS OF:
Paid-in capital	$52,738,337	$195,113,850	$156,527,111	$197,504,933	$21,824,913	$35,721,002
Total distributable earnings/accumulated deficit	(316,531)	7,504,775	65,682,570	(5,852,900)	344,933	19,175,347
NET ASSETS	$52,421,806	$202,618,625	$222,209,681	$191,652,033	$22,169,846	$54,896,349

NET ASSET VALUE PER SHARE:
Class A
Net assets	$369,702				$3,659,970	$11,986,171
Shares of beneficial interest outstanding	36,924				295,058	1,320,896
Net asset value per share	$10.01				$12.40	$9.07
Maximum offering price per share	$10.01				$12.95	$9.47
Class C
Net assets					890,905	3,590,438
Shares of beneficial interest outstanding					75,420	431,883
Net asset value per share					$11.81	$8.31
Maximum offering price per share					$11.93	$8.40
Class I
Net assets	14,968,282	202,618,625	222,209,681	191,652,033		189,356
Shares of beneficial interest outstanding	1,515,346	19,677,452	16,855,791	19,711,094		18,613
Net asset value per share	$9.88	$10.30	$13.18	$9.72		$10.17
Class I-2
Net assets	37,083,822				16,507,834	39,130,384
Shares of beneficial interest outstanding	3,754,338				1,298,232	4,231,511
Net asset value per share	$9.88				$12.72	$9.25
Class R6
Net assets					1,111,137
Shares of beneficial interest outstanding					90,862
Net asset value per share					$12.23

Cost of investments	$50,139,760	$192,456,109	$193,671,839	$191,919,038	$22,439,969	$53,581,061

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Assets and Liabilities (Continued)
September 30, 2023 (Unaudited)

	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
ASSETS:
Investments, at value	$116,188,791	$42,972,766	$247,498,606	$66,327,543	$224,147,002
Affiliated investments, at value	133,401,672	108,378,802	367,759,592	142,729,189	484,558,593
Cash	926,944	248,260	2,417,568	663,377	2,240,954
Investments receivable	155,295	294,685	981,699	176,839	100,953
Fund shares sold	22,314	3,690	55,821	6,980	144,125
Dividends and interest receivable	143,609	365,997	61,765	422,570	1,087,377
Other assets	—	—	—	295	570
Total assets	250,838,625	152,264,200	618,775,051	210,326,793	712,279,574

LIABILITIES:
Distributions payable	—	—	—	269	—
Investments payable	94,625	357,589	507,353	401,352	1,013,219
Accrued distribution and shareholder servicing fees	66,309	42,647	163,305	53,034	183,814
Payable for capital shares reacquired	179,276	305,972	1,150,009	186,238	258,273
Due to Adviser	79,281	41,741	216,688	63,622	250,141
Trustee fees payable	3,508	2,298	8,877	3,095	10,298
Total liabilities	422,999	750,247	2,046,232	707,610	1,715,745
NET ASSETS	$250,415,626	$151,513,953	$616,728,819	$209,619,183	$710,563,829

NET ASSETS CONSISTS OF:
Paid-in capital	$266,313,757	$165,687,831	$644,212,721	$231,117,166	$747,917,425
Total distributable earnings/accumulated deficit	(15,898,131)	(14,173,878)	(27,483,902)	(21,497,983)	(37,353,596)
NET ASSETS	$250,415,626	$151,513,953	$616,728,819	$209,619,183	$710,563,829

NET ASSET VALUE PER SHARE:
Class A
Net assets	$218,666,722	$126,898,377	$547,595,852	$189,318,264	$629,697,580
Shares of beneficial interest outstanding	19,734,314	13,584,743	52,575,306	20,088,835	63,081,854
Net asset value per share	$11.08	$9.34	$10.42	$9.42	$9.98
Maximum offering price per share	$11.72	$9.88	$11.03	$9.97	$10.56
Class C
Net assets	23,510,430	18,657,149	55,796,161	15,619,232	60,583,205
Shares of beneficial interest outstanding	2,292,034	2,083,582	5,662,335	1,733,527	6,345,861
Net asset value per share	$10.26	$8.95	$9.85	$9.01	$9.55
Maximum offering price per share	$10.36	$9.05	$9.95	$9.10	$9.64
Class I-2
Net assets	8,238,474	5,958,427	13,336,806	4,681,687	20,283,044
Shares of beneficial interest outstanding	733,223	631,771	1,262,671	490,796	2,007,373
Net asset value per share	$11.24	$9.43	$10.56	$9.54	$10.10

Cost of investments	$118,627,011	$44,030,170	$252,755,040	$67,971,942	$229,434,716
Cost of investments in affiliates	$129,175,855	$109,918,516	$363,967,772	$144,692,494	$480,632,509

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Operations
For the Period Ended September 30, 2023 (Unaudited)

	Aristotle Core Income Fund	Aristotle ESG Core Bond Fund	Aristotle Floating Rate Income Fund	Aristotle High Yield Bond Fund	Aristotle Short Duration Income Fund	Aristotle Strategic Income Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$—	$2,133,626	$65,931	$—	$—
Less: Dividend withholding taxes	—	—	—	—	—	—
Dividend income - affiliated	—	—	—	—	—	—
Interest income	37,088,829	475,272	173,280,942	2,875,862	24,974,550	50,990,980
Total investment income	37,088,829	475,272	175,414,568	2,941,793	24,974,550	50,990,980

EXPENSES:
Investment advisory fee	3,965,492	63,004	12,642,329	268,196	2,620,944	5,563,647
Distribution expenses	195,155	—	695,016	10,050	232,114	363,347
Interest expense	—	—	263,394	—	—	—
Directors’ or trustees’ fees	43,040	825	110,281	2,437	35,796	48,595
Shareholder service costs	39,538	—	162,508	1,673	49,051	90,932
Other fees and expenses	85,311	4,810	467,051	11,765	90,465	137,951
Total expenses	4,328,536	68,639	14,340,579	294,121	3,028,370	6,204,472
Expenes (waived/reimbursed) recouped	(104,923)	(4,476)	(347,626)	(12,114)	(86,736)	(129,221)
Net expenses	4,223,613	64,163	13,992,953	282,007	2,941,634	6,075,251
Net Investment income (loss)	32,865,216	411,109	161,421,615	2,659,786	22,032,916	44,915,729

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(7,127,122)	(201,153)	(49,876,444)	(897,410)	(7,470,368)	(23,135,810)
Foreign currency transactions	—	—	—	(164)	—	(1,643)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(64,125,396)	(1,055,638)	114,384,271	(64,091)	2,316,576	(13,073,322)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	172	—	—
Net realized and unrealized gain (loss) on investments and foreign currency	(71,252,518)	(1,256,791)	64,507,827	(961,493)	(5,153,792)	(36,210,775)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(38,387,302)	$(845,682)	$225,929,442	$1,698,293	$16,879,124	$8,704,954

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Operations (Continued)
For the Period Ended September 30, 2023 (Unaudited)

	Aristotle Ultra Short Income Fund	Aristotle Core Equity Fund II	Aristotle Growth Equity Fund	Aristotle International Equity Fund II	Aristotle Small Cap Equity Fund II	Aristotle Small/ Mid Cap Equity Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$1,101,347	$716,179	$2,435,640	$174,319	$423,585
Less: Dividend withholding taxes	—	—	(1,418)	(226,571)	(150)	(470)
Interest income	1,613,998	148,654	66,936	178,046	15,301	32,326
Total investment income	1,613,998	1,250,001	781,697	2,387,115	189,470	455,441

EXPENSES:
Investment advisory fee	93,848	659,795	786,427	645,120	108,830	300,143
Distribution expenses	332	—	—	—	8,103	30,456
Interest expense	—	—	—	—	—	—
Directors’ or trustees’ fees	1,938	6,513	7,187	5,017	770	2,527
Shareholder service costs	—	—	—	—	1,327	6,799
Other fees and expenses	20,859	107	24,430	79	5,043	10,166
Total expenses	116,977	666,415	818,044	650,216	124,073	350,091
Expenes (waived/reimbursed) recouped	(20,827)	—	(22,005)	—	(4,318)	(2,375)
Net expenses	96,150	666,415	796,039	650,216	119,755	347,716
Net Investment income (loss)	1,517,848	583,586	(14,342)	1,736,899	69,715	107,725

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(69,106)	147,983	31,156,691	(526,998)	3,037,700	11,359,663
Foreign currency transactions	—	—	(2,766)	(202,712)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	162,031	6,773,206	(16,212,331)	(404,948)	(2,451,272)	(13,264,534)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(6,455,141)	—	—
Net realized and unrealized gain (loss) on investments and foreign currency	92,925	6,921,189	14,941,594	(7,589,799)	586,428	(1,904,871)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,610,773	$7,504,775	$14,927,252	$(5,852,900)	$656,143	$(1,797,146)

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Operations (Continued)
For the Period Ended September 30, 2023 (Unaudited)

	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$1,356,362	$423,211	$2,970,623	$711,408	$2,609,859
Dividend income - affiliated	3,796,460	3,214,223	11,446,724	4,208,768	13,037,233
Interest income	27,294	10,006	85,339	21,123	99,560
Total investment income	5,180,116	3,647,440	14,502,686	4,941,309	15,746,652

EXPENSES:
Investment advisory fee	568,441	347,390	1,404,934	477,662	1,611,561
Distribution expenses	360,634	233,685	891,295	294,425	1,006,455
Directors’ or trustees’ fees	8,984	5,680	19,123	7,762	25,908
Shareholder service costs	57,538	42,129	140,600	44,497	156,698
Other fees and expenses	25,649	18,143	60,643	22,892	65,288
Total expenses	1,021,246	647,027	2,516,595	847,238	2,865,910
Expenes (waived/reimbursed) recouped	(8,937)	(7,485)	(15,407)	(8,411)	(16,960)
Net expenses	1,012,309	639,542	2,501,188	838,827	2,848,950
Net Investment income (loss)	4,167,807	3,007,898	12,001,498	4,102,482	12,897,702

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	(292,100)	(53,044)	78,131	(286,381)	(177,042)
Investments in securities of affiliated issuers	(20,072,049)	(8,706,059)	(37,736,078)	(12,344,746)	(30,348,150)
Distributions received from other investment companies	2,045,527	588,173	3,184,209	838,096	4,708,139
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(1,983,796)	(1,036,647)	(5,249,585)	(2,704,316)	(5,139,337)
Investments in securities of affiliated issuers	19,508,234	5,256,457	32,392,114	9,646,060	21,785,307
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—
Net realized and unrealized gain (loss) on investments and foreign currency	(794,184)	(3,951,120)	(7,331,209)	(4,851,287)	(9,171,083)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,373,623	$(943,222)	$4,670,289	$(748,805)	$3,726,619

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets

	Aristotle Core Income Fund		Aristotle ESG Core Bond Fund		Aristotle Floating Rate Income Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,865,216	$27,042,537	$411,109	$576,618	$161,421,615	$276,515,381
Net realized gain (loss) from investments and foreign currency	(7,127,122)	(28,622,791)	(201,153)	(732,635)	(49,876,444)	(72,320,227)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(64,125,396)	(34,169,112)	(1,055,638)	(909,106)	114,384,271	(106,035,238)
Net increase/(decrease) in net assets from operations	(38,387,302)	(35,749,366)	(845,682)	(1,065,123)	225,929,442	98,159,916

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(1,905,908)	(3,381,517)			(11,467,810)	(17,114,334)
Class C	(373,550)	(655,987)			(4,324,499)	(6,357,593)
Class I	(11,531,928)	(4,870,985)	(239,764)	(326,110)	(68,319,396)	(127,055,669)
Class I-2	(18,752,714)	(18,318,700)	(168,598)	(257,276)	(77,463,930)	(125,590,941)
Total distributions to shareholders	(32,564,100)	(27,227,189)	(408,362)	(583,386)	(161,575,635)	(276,118,537)

CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	15,734,441	22,054,511			42,827,904	109,999,229
Proceeds from shares sold - Class C	4,651,743	2,784,563			14,389,821	37,374,827
Proceeds from shares sold - Class I	570,184,192	86,346,540	1,478,448	1,476,527	356,989,040	1,075,722,236
Proceeds from shares sold - Class I-2	590,558,846	354,130,856	21,006	776,026	485,791,108	1,363,235,603
Reinvestments - Class A	1,796,300	3,145,628			11,004,473	16,824,418
Reinvestments - Class C	348,814	607,961			4,250,644	6,296,516
Reinvestments - Class I	11,291,828	4,638,084	239,764	326,110	48,016,943	93,222,603
Reinvestments - Class I-2	15,768,545	14,543,309	168,597	257,276	72,483,561	119,908,006
Cost of shares redeemed - Class A	(19,937,570)	(44,789,009)			(60,952,629)	(131,320,297)
Cost of shares redeemed - Class C	(4,212,633)	(13,623,292)			(21,070,530)	(38,386,996)
Cost of shares redeemed - Class I	(261,933,180)	(46,053,427)	(275,825)	(250,920)	(450,643,412)	(1,462,766,430)
Cost of shares redeemed - Class I-2	(132,179,026)	(352,193,736)	—	(779,726)	(673,856,900)	(1,341,175,400)
Net increase (decrease) in net assets from capital transactions	792,072,300	31,591,988	1,631,990	1,805,293	(170,769,977)	(151,065,685)
Total decrease in net assets	$721,120,898	$(31,384,567)	$377,946	$156,784	$(106,416,170)	$(329,024,306)

NET ASSETS:
Beginning of the period	$910,671,508	$942,056,075	$26,316,869	$26,160,085	$3,731,603,117	$4,060,627,423
End of the period	$1,631,792,406	$910,671,508	$26,694,815	$26,316,869	$3,625,186,947	$3,731,603,117

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle Core Income Fund		Aristotle ESG Core Bond Fund		Aristotle Floating Rate Income Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Class A
Shares sold	1,658,046	2,284,671			4,574,247	11,796,832
Shares reinvested	188,579	327,742			1,174,283	1,818,510
Shares redeemed	(2,090,314)	(4,613,190)			(6,523,331)	(14,124,037)
Net (Decrease)/Increase	(243,689)	(2,000,777)			(774,801)	(508,695)

Class C
Shares sold	505,090	288,589			1,534,631	4,003,254
Shares reinvested	36,619	63,344			454,143	681,910
Shares redeemed	(457,976)	(1,404,368)			(2,257,955)	(4,150,009)
Net (Decrease)/Increase	83,733	(1,052,435)			(269,181)	535,155

Class I
Shares sold	59,082,539	8,916,564	174,030	173,040	38,172,874	115,281,072
Shares reinvested	1,183,647	482,166	28,354	38,346	5,116,136	10,070,368
Shares redeemed	(27,323,837)	(4,746,290)	(32,577)	(29,708)	(48,180,786)	(157,846,776)
Net Increase	32,942,349	4,652,440	169,807	181,678	(4,891,776)	(32,495,336)

Class I-2
Shares sold	62,438,692	36,571,141	2,471	91,322	51,662,229	145,206,834
Shares reinvested	1,654,867	1,511,965	19,931	30,250	7,708,674	12,918,155
Shares redeemed	(14,621,927)	(36,128,489)	—	(91,732)	(71,919,279)	(144,117,282)
Net (Decrease)/Increase	49,471,632	1,954,617	22,402	29,840	(12,548,376)	14,007,707

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle High Yield Bond Fund		Aristotle Short Duration Income Fund		Aristotle Strategic Income Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,659,786	$6,178,829	$22,032,916	$25,522,881	$44,915,729	$64,258,220
Net realized gain (loss) from investments and foreign currency	(897,574)	(10,804,912)	(7,470,368)	(11,698,980)	(23,137,453)	(53,802,184)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(63,919)	(2,847,206)	2,316,576	(4,801,768)	(13,073,322)	(53,762,466)
Net increase/(decrease) in net assets from operations	1,698,293	(7,473,289)	16,879,124	9,022,133	8,704,954	(43,306,430)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(190,492)	(336,303)	(2,008,588)	(3,284,796)	(2,789,002)	(5,269,797)
Class C	(20,429)	(49,491)	(428,853)	(513,979)	(1,410,941)	(2,596,783)
Class I	(2,093,825)	(5,400,078)	(8,274,150)	(5,160,079)	(4,290,739)	(6,867,580)
Class I-2	(323,119)	(444,647)	(11,139,988)	(16,637,874)	(35,800,437)	(54,799,615)
Total distributions to shareholders	(2,627,865)	(6,230,519)	(21,851,579)	(25,596,728)	(44,291,119)	(69,533,775)

CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	2,027,350	2,799,692	12,416,145	42,654,321	28,572,132	31,619,874
Proceeds from shares sold - Class C	80,734	111,506	2,627,210	6,475,554	13,256,611	12,238,686
Proceeds from shares sold - Class I	79,806,632	15,828,507	302,687,238	107,089,786	62,429,607	79,875,758
Proceeds from shares sold - Class I-2	3,857,562	17,959,279	98,996,062	438,584,258	519,436,666	650,194,438
Reinvestments - Class A	187,592	330,846	1,768,681	2,726,085	2,412,360	4,441,645
Reinvestments - Class C	18,689	46,233	422,578	502,930	1,280,484	2,327,418
Reinvestments - Class I	2,093,793	5,400,017	8,274,339	5,160,079	4,291,168	6,864,000
Reinvestments - Class I-2	323,118	444,647	10,959,172	16,476,429	31,930,669	48,513,057
Cost of shares redeemed - Class A	(2,085,912)	(3,255,395)	(30,202,816)	(99,087,494)	(15,232,435)	(59,921,556)
Cost of shares redeemed - Class C	(305,083)	(439,935)	(6,749,986)	(15,330,965)	(9,418,791)	(24,520,697)
Cost of shares redeemed - Class I	(75,580,406)	(80,634,054)	(88,325,212)	(85,610,817)	(18,774,666)	(90,922,853)
Cost of shares redeemed - Class I-2	(1,430,398)	(15,819,746)	(263,437,874)	(416,534,762)	(264,667,106)	(672,769,339)
Net increase (decrease) in net assets from capital transactions	8,993,671	(57,228,403)	49,435,537	3,105,404	355,516,699	(12,059,569)
Total decrease in net assets	$8,064,099	$(70,932,211)	$44,463,082	$(13,469,191)	$319,930,534	$(124,899,774)

NET ASSETS:
Beginning of the period	$78,178,593	$149,110,804	$994,684,467	$1,008,153,658	$1,476,404,972	$1,601,304,746
End of the period	$86,242,692	$78,178,593	$1,039,147,549	$994,684,467	$1,796,335,506	$1,476,404,972

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle High Yield Bond Fund		Aristotle Short Duration Income Fund		Aristotle Strategic Income Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Class A
Shares sold	223,590	311,720	1,241,942	4,272,840	2,806,541	3,098,699
Shares reinvested	20,753	36,846	177,198	274,161	237,404	438,090
Shares redeemed	(230,174)	(360,533)	(3,022,625)	(9,958,096)	(1,496,172)	(5,890,225)
Net (Decrease)/Increase	14,169	(11,967)	(1,603,485)	(5,411,095)	1,547,773	(2,353,436)

Class C
Shares sold	8,930	12,438	263,120	651,404	1,307,156	1,201,935
Shares reinvested	2,070	5,155	42,422	50,690	126,392	230,197
Shares redeemed	(33,695)	(48,705)	(676,737)	(1,539,743)	(927,428)	(2,405,666)
Net (Decrease)/Increase	(22,695)	(31,112)	(371,195)	(837,649)	506,120	(973,534)

Class I
Shares sold	8,882,693	1,812,088	30,277,402	10,741,734	6,153,382	7,768,110
Shares reinvested	234,650	607,296	830,177	519,688	425,263	681,251
Shares redeemed	(8,398,925)	(9,203,519)	(8,848,113)	(8,597,170)	(1,858,526)	(9,036,790)
Net Increase	718,418	(6,784,135)	22,259,466	2,664,252	4,720,119	(587,429)

Class I-2
Shares sold	421,683	1,934,422	9,895,014	43,938,995	50,983,451	63,402,693
Shares reinvested	35,655	49,315	1,097,292	1,656,149	3,142,048	4,785,425
Shares redeemed	(157,319)	(1,704,390)	(26,322,318)	(41,759,878)	(25,962,733)	(65,659,710)
Net (Decrease)/Increase	300,019	279,347	(15,330,012)	3,835,266	28,162,766	2,528,408

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle Ultra Short Income Fund		Aristotle Core Equity Fund II	Aristotle Growth Equity Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Inception Period Ended September 30, 2023 (Unaudited)	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,517,848	$1,419,500	$583,586	$(14,342)	$25,025
Net realized gain (loss) from investments and foreign currency	(69,106)	(53,103)	147,983	31,153,925	33,777,301
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	162,031	(95,820)	6,773,206	(16,212,331)	(56,348,853)
Net increase/(decrease) in net assets from operations	1,610,773	1,270,577	7,504,775	14,927,252	(22,546,527)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	(6,731)
Class I	(362,149)	(374,437)	—	—	(37,976,618)
Class I-2	(1,137,629)	(1,033,556)
Total distributions to shareholders	(1,506,509)	(1,407,993)	—	—	(37,976,618)

CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	400,465
Proceeds from shares sold - Class I	1,355,000	—	227,958,467	100,432,437	78,304,215
Proceeds from shares sold - Class I-2	3,444,566	37,547,428
Reinvestments - Class A	6,653
Reinvestments - Class I	361,811	374,437	—	—	37,976,618
Reinvestments - Class I-2	1,129,140	1,033,556
Cost of shares redeemed - Class A	(38,247)
Cost of shares redeemed - Class I	(8,073)	—	(32,844,617)	(39,318,083)	(68,181,365)
Cost of shares redeemed - Class I-2	(17,733,778)	(6,945,859)
Net increase (decrease) in net assets from capital transactions	(11,082,463)	32,009,562	195,113,850	61,114,354	48,099,468
Total decrease in net assets	$(10,978,199)	$31,872,146	$202,618,625	$76,041,606	$(12,423,677)

NET ASSETS:
Beginning of the period	$63,400,005	$31,527,859	—	$146,168,075	$158,591,752
End of the period	$52,421,806	$63,400,005	$202,618,625	$222,209,681	$146,168,075

Class A
Shares sold	40,081
Shares reinvested	665
Shares redeemed	(3,822)
Net (Decrease)/Increase	36,924

Class I
Shares sold	137,407	—	22,793,142	7,979,187	6,238,602
Shares reinvested	36,656	38,368	—	—	3,273,846
Shares redeemed	(817)	—	(3,115,690)	(2,951,705)	(3,131,075)
Net Increase	173,246	38,368	19,677,452	5,027,482	6,381,373

Class I-2
Shares sold	349,138	3,814,102
Shares reinvested	114,410	106,238
Shares redeemed	(1,798,562)	(706,235)
Net (Decrease)/Increase	(1,335,014)	3,214,105

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle International Equity Fund II	Aristotle Small Cap Equity Fund II		Aristotle Small/Mid Cap Equity Fund
	Inception Period Ended September 30, 2023 (Unaudited)	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,736,899	$69,715	$31,327	$107,725	$690,519
Net realized gain (loss) from investments and foreign currency	(729,710)	3,037,700	(1,597,503)	11,359,663	16,889,816
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,860,089)	(2,451,272)	(1,510,621)	(13,264,534)	(42,506,240)
Net increase/(decrease) in net assets from operations	(5,852,900)	656,143	(3,076,797)	(1,797,146)	(24,925,905)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A		—	—	—	(5,368,144)
Class C		—	—	—	(2,259,619)
Class I	—			—	—
Class R6		—	—	—	(245,950)
Class I-2		—	—	—	(29,206,718)
Total distributions to shareholders	—	—	—	—	(37,080,431)

CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A		2,679,859	197,246	1,541,245	4,739,586
Proceeds from shares sold - Class C		561,163	74,346	87,000	276,869
Proceeds from shares sold - Class I	221,574,613			23,996	—
Proceeds from shares sold - Class I-2		15,195,684	1,658,558	2,952,641	10,953,341
Proceeds from shares sold - Class R6		1,766,928	—	—	—
Reinvestments - Class A		—	—	—	5,308,176
Reinvestments - Class C		—	—	—	2,248,976
Reinvestments - Class I	—			—	245,950
Reinvestments - Class I-2		—	—	—	28,791,233
Cost of shares redeemed - Class A		(650,341)	(187,426)	(2,288,593)	(8,937,355)
Cost of shares redeemed - Class C		(116,298)	(192,881)	(1,648,511)	(3,287,957)
Cost of shares redeemed - Class I	(24,069,680)			(324,736)	(394,591)
Cost of shares redeemed - Class I-2		(8,398,133)	(9,191,801)	(34,755,216)	(101,613,079)
Cost of shares redeemed - Class R6		(565,879)	(387,285)
Net increase (decrease) in net assets from capital transactions	197,504,933	10,472,983	(8,029,243)	(34,412,174)	(61,668,851)
Total decrease in net assets	$191,652,033	$11,129,126	$(11,106,040)	$(36,209,320)	$(123,675,187)

NET ASSETS:
Beginning of the period	—	$11,040,720	$22,146,760	$91,105,669	$214,780,856
End of the period	$191,652,033	$22,169,846	$11,040,720	$54,896,349	$91,105,669

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle International Equity Fund II	Aristotle Small Cap Equity Fund II		Aristotle Small/Mid Cap Equity Fund
	Inception Period Ended September 30, 2023 (Unaudited)	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Class A
Shares sold		213,859	15,454	165,453	410,750
Shares reinvested		—	—	—	576,976
Shares redeemed		(50,308)	(15,019)	(249,079)	(814,543)
Net (Decrease)/Increase		163,551	435	(83,626)	173,183

Class C
Shares sold		40,360	6,017	10,240	23,784
Shares reinvested		—	—	—	265,210
Shares redeemed		(9,668)	(15,716)	(193,717)	(288,625)
Net (Decrease)/Increase		30,692	(9,699)	(183,477)	369

Class I
Shares sold	22,093,528			2,259	—
Shares reinvested	—			—	23,902
Shares redeemed	(2,382,434)			(31,428)	(35,340)
Net Increase	19,711,094			(29,169)	(11,438)

Class I-2
Shares sold		1,351,932	127,038	321,549	909,036
Shares reinvested		—	—	—	3,075,986
Shares redeemed		(629,310)	(722,446)	(3,733,511)	(7,797,313)
Net (Decrease)/Increase		722,622	(595,408)	(3,411,962)	(3,812,291)

Class R6
Shares sold		49,927	—
Shares reinvested		—	—
Shares redeemed		(44,866)	(31,191)
Net (Decrease)/Increase		5,061	(31,191)

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund		Aristotle Portfolio Optimization Conservative Fund		Aristotle Portfolio Optimization Growth Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,167,807	$1,060,246	$3,007,898	$4,913,070	$12,001,498	$6,245,544
Net realized gain (loss) from investments and foreign currency	(18,318,622)	273,133	(8,170,930)	(7,595,605)	(34,473,738)	(1,022,134)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	17,524,438	(32,386,334)	4,219,810	(12,882,219)	27,142,529	(81,767,519)
Net increase/(decrease) in net assets from operations	3,373,623	(31,052,955)	(943,222)	(15,564,754)	4,670,289	(76,544,109)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	—	(59,536,219)	—	(9,267,521)	—	(121,650,909)
Class C	—	(7,828,149)	—	(1,756,674)	—	(14,782,406)
Class I-2	—	(2,585,172)	—	(438,209)	—	(3,691,696)
Total distributions to shareholders	—	(69,949,540)	—	(11,462,404)	—	(140,124,011)

CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	5,722,121	13,736,643	3,292,671	11,603,488	12,133,167	26,947,384
Proceeds from shares sold - Class C	1,359,504	2,685,136	290,944	2,554,355	2,292,555	6,551,717
Proceeds from shares sold - Class I-2	544,562	1,977,238	491,975	1,955,624	1,292,481	5,051,919
Reinvestments - Class A	—	59,208,465	—	9,141,818	—	120,529,951
Reinvestments - Class C	—	7,825,578	—	1,750,820	—	14,705,190
Reinvestments - Class I-2	—	2,455,493	—	433,772	—	3,668,488
Cost of shares redeemed - Class A	(20,184,262)	(27,586,234)	(15,031,117)	(34,069,288)	(54,902,362)	(85,958,248)
Cost of shares redeemed - Class C	(5,050,226)	(7,410,394)	(5,496,443)	(13,572,969)	(11,684,819)	(22,147,134)
Cost of shares redeemed - Class I-2	(1,763,884)	(2,438,542)	(1,376,680)	(8,033,835)	(4,007,889)	(7,087,892)
Net increase (decrease) in net assets from capital transactions	(19,372,185)	50,453,383	(17,828,650)	(28,236,215)	(54,876,867)	62,261,375
Total decrease in net assets	$(15,998,562)	$(50,549,112)	$(18,771,872)	$(55,263,373)	$(50,206,578)	$(154,407,745)

NET ASSETS:
Beginning of the period	$266,414,188	$316,963,300	$170,285,825	$225,549,198	$666,935,397	$821,343,142
End of the period	$250,415,626	$266,414,188	$151,513,953	$170,285,825	$616,728,819	$666,935,397

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund		Aristotle Portfolio Optimization Conservative Fund		Aristotle Portfolio Optimization Growth Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Class A
Shares sold	507,090	1,076,073	347,987	1,174,712	1,147,919	2,299,432
Shares reinvested	—	5,580,439	—	985,636	—	11,969,210
Shares redeemed	(1,791,514)	(2,178,427)	(1,586,920)	(3,496,666)	(5,168,216)	(7,358,607)
Net (Decrease)/Increase	(1,284,424)	4,478,085	(1,238,933)	(1,336,318)	(4,020,297)	6,910,035

Class C
Shares sold	130,131	222,285	31,934	269,496	227,577	570,665
Shares reinvested	—	792,063	—	196,060	—	1,534,989
Shares redeemed	(180,885)	(634,176)	(604,586)	(1,432,785)	(1,163,342)	(1,967,097)
Net (Decrease)/Increase	(50,754)	380,172	(572,652)	(967,229)	(935,765)	138,557

Class I-2
Shares sold	47,529	148,780	51,354	200,359	120,418	408,839
Shares reinvested	—	228,844	—	46,379	—	360,009
Shares redeemed	(155,777)	(199,880)	(144,211)	(781,586)	(371,063)	(628,824)
Net (Decrease)/Increase	(108,248)	177,744	(92,857)	(534,848)	(250,645)	140,024

See Notes to Financial Statements

Aristotle Funds Series Trust
Statements of Changes in Net Assets (Continued)

	Aristotle Portfolio Optimization Moderate Conservative Fund		Aristotle Portfolio Optimization Moderate Fund
	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,102,482	$5,541,485	$12,897,702	$11,903,469
Net realized gain (loss) from investments and foreign currency	(11,793,031)	(11,111,646)	(25,817,053)	(24,856,228)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	6,941,744	(18,208,806)	16,645,970	(74,482,130)
Net increase/(decrease) in net assets from operations	(748,805)	(23,778,967)	3,726,619	(87,434,889)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders
Class A	—	(25,776,823)	—	(127,446,015)
Class C	—	(2,598,112)	—	(14,551,355)
Class I-2	—	(537,128)	—	(4,285,301)
Total distributions to shareholders	—	(28,912,063)	—	(146,282,671)

CAPITAL TRANSACTIONS:
Proceeds from shares sold - Class A	3,384,804	13,065,376	12,713,592	33,148,797
Proceeds from shares sold - Class C	311,365	1,674,262	2,053,201	5,962,233
Proceeds from shares sold - Class I-2	805,764	597,286	1,999,561	5,263,323
Reinvestments - Class A	—	25,550,196	—	126,228,109
Reinvestments - Class C	—	2,594,049	—	14,521,994
Reinvestments - Class I-2	—	525,764	—	4,221,505
Cost of shares redeemed - Class A	(20,944,928)	(47,161,117)	(63,708,628)	(124,994,773)
Cost of shares redeemed - Class C	(3,641,510)	(11,539,599)	(12,065,649)	(32,647,986)
Cost of shares redeemed - Class I-2	(587,612)	(2,280,652)	(3,731,822)	(11,042,677)
Net increase (decrease) in net assets from capital transactions	(20,672,117)	(16,974,435)	(62,739,745)	20,660,525
Total decrease in net assets	$(21,420,922)	$(69,665,465)	$(59,013,126)	$(213,057,035)

NET ASSETS:
Beginning of the period	$231,040,105	$300,705,570	$769,576,955	$982,633,990
End of the period	$209,619,183	$231,040,105	$710,563,829	$769,576,955

Class A
Shares sold	351,908	1,268,432	1,253,570	2,939,581
Shares reinvested	—	2,750,290	—	12,986,431
Shares redeemed	(2,184,484)	(4,686,192)	(6,274,617)	(11,238,323)
Net (Decrease)/Increase	(1,832,576)	(667,470)	(5,021,047)	4,687,689

Class C
Shares sold	33,986	168,575	210,052	541,923
Shares reinvested	—	290,487	—	1,553,155
Shares redeemed	(396,885)	(1,156,664)	(1,241,934)	(2,977,630)
Net (Decrease)/Increase	(362,899)	(697,602)	(1,031,882)	(882,552)

Class I-2
Shares sold	83,602	60,059	194,582	469,588
Shares reinvested	—	56,051	—	429,888
Shares redeemed	(60,813)	(221,437)	(363,587)	(987,947)
Net (Decrease)/Increase	22,789	(105,327)	(169,005)	(88,471)

See Notes to Financial Statements

Aristotle Core Income Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.68	$10.41	$11.18	$10.60	$10.52	$10.45

INVESTMENTS OPERATIONS:
Net investment income(a)	0.20	0.31	0.20	0.22	0.29	0.33
Net realized and unrealized gain (loss) on investments	(0.44)	(0.72)	(0.52)	0.66	0.08	0.07
Total from investment operations	(0.24)	(0.41)	(0.32)	0.88	0.37	0.40

LESS DISTRIBUTIONS FROM:
From net investment income	(0.19)	(0.32)	(0.21)	(0.22)	(0.29)	(0.33)
From net realized gains	—	—	(0.24)	(0.08)	—	—
Total distributions	(0.19)	(0.32)	(0.45)	(0.30)	(0.29)	(0.33)

Net asset value, end of period	$9.25	$9.68	$10.41	$11.18	$10.60	$10.52

TOTAL RETURN(b)(c)	(2.52)%	(3.90)%	(3.11)%	8.29%	3.51%	3.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,727	$99,406	$127,727	$160,701	$140,650	$82,136
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.87%	0.97%	0.97%	0.98%	1.09%	1.13%
After expense reimbursement (recapture)(d)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.26%	3.25%	1.83%	1.95%	2.70%	3.22%
Portfolio turnover rate(b)	16%	118%	82%	102%	70%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Core Income Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.68	$10.41	$11.18	$10.60	$10.52	$10.46

INVESTMENTS OPERATIONS:
Net investment income(a)	0.17	0.24	0.12	0.14	0.21	0.26
Net realized and unrealized gain (loss) on investments	(0.44)	(0.73)	(0.53)	0.66	0.08	0.06
Total from investment operations	(0.27)	(0.49)	(0.41)	0.80	0.29	0.32

LESS DISTRIBUTIONS FROM:
From net investment income	(0.16)	(0.24)	(0.12)	(0.14)	(0.21)	(0.26)
From net realized gains	—	—	(0.24)	(0.08)	—	—
Total distributions	(0.16)	(0.24)	(0.36)	(0.22)	(0.21)	(0.26)

Net asset value, end of period	$9.25	$9.68	$10.41	$11.18	$10.60	$10.52

TOTAL RETURN(b)(c)	(2.88)%	(4.63)%	(3.84)%	7.48%	2.73%	3.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,786	$23,038	$35,731	$53,990	$58,397	$81,309
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.62%	1.72%	1.72%	1.73%	1.84%	1.88%
After expense reimbursement (recapture)(d)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.52%	2.50%	1.08%	1.20%	1.95%	2.47%
Portfolio turnover rate(b)	16%	118%	82%	102%	70%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Core Income Fund
Financial Highlights
Class I(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.69	$10.42	$11.19	$10.61	$10.53	$10.46

INVESTMENTS OPERATIONS:
Net investment income(b)	0.22	0.34	0.24	0.25	0.33	0.36
Net realized and unrealized gain (loss) on investments	(0.45)	(0.72)	(0.53)	0.67	0.07	0.08
Total from investment operations	(0.23)	(0.38)	(0.29)	0.92	0.40	0.44

LESS DISTRIBUTIONS FROM:
From net investment income	(0.20)	(0.35)	(0.24)	(0.26)	(0.32)	(0.37)
From net realized gains	—	—	(0.24)	(0.08)	—	—
Total distributions	(0.20)	(0.35)	(0.48)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$9.26	$9.69	$10.42	$11.19	$10.61	$10.53

TOTAL RETURN(c)(d)	(2.37)%	(3.60)%	(2.81)%	8.61%	3.81%	4.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$484,037	$116,338	$118,420	$107,857	$60,355	$26,394
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.57%	0.72%	0.72%	0.73%	0.73%	0.73%
After expense reimbursement (recapture)(e)	0.56%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.66%	3.55%	2.13%	2.25%	3.00%	3.52%
Portfolio turnover rate(c)	16%	118%	82%	102%	70%	93%

(a)	On April 17, 2023 the Fund’s Class P shares were merged into the Class I shares. The Class P name was subsequently discontinued following the merger.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Core Income Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.70	$10.43	$11.21	$10.62	$10.54	$10.48

INVESTMENTS OPERATIONS:
Net investment income(a)	0.22	0.34	0.24	0.26	0.33	0.36
Net realized and unrealized gain (loss) on investments	(0.44)	(0.72)	(0.54)	0.67	0.08	0.07
Total from investment operations	(0.22)	(0.38)	(0.30)	0.93	0.41	0.43

LESS DISTRIBUTIONS FROM:
From net investment income	(0.21)	(0.35)	(0.24)	(0.26)	(0.33)	(0.37)
From net realized gains	—	—	(0.24)	(0.08)	—	—
Total distributions	(0.21)	(0.35)	(0.48)	(0.34)	(0.33)	(0.37)

Net asset value, end of period	$9.27	$9.70	$10.43	$11.21	$10.62	$10.54

TOTAL RETURN(c)(d)	(2.36)%	(3.60)%	(2.89)%	8.70%	3.81%	4.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,032,242	$600,431	$625,283	$801,154	$679,287	$393,645
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.57%	0.72%	0.72%	0.73%	0.84%	0.88%
After expense reimbursement (recapture)(e)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.61%	3.55%	2.13%	2.25%	3.00%	3.52%
Portfolio turnover rate(c)	16%	118%	82%	102%	70%	93%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle ESG Core Bond Fund
Financial Highlights
Class I

	Period ended September 30, 2023	Year ended March 31,		For the period December 14, 2020(a) - March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021
Net asset value, beginning of period	$8.59	$9.17	$9.70	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.13	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.39)	(0.58)	(0.52)	(0.30)
Total from investment operations	(0.26)	(0.38)	(0.42)	(0.27)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.13)	(0.20)	(0.11)	(0.03)
Total distributions	(0.13)	(0.20)	(0.11)	(0.03)

Net asset value, end of period	$8.20	$8.59	$9.17	$9.70

TOTAL RETURN(c)(d)	(3.08)%	(4.12)%	(4.37)%	(2.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,874	$15,172	$14,534	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.51%	0.88%	1.01%	0.97%
After expense reimbursement (recapture)(e)	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.08%	2.30%	1.06%	0.88%
Portfolio turnover rate(c)	14%	42%	51%	26%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle ESG Core Bond Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,		For the period December 14, 2020(a) - March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021
Net asset value, beginning of period	$8.59	$9.17	$9.70	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.13	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.39)	(0.58)	(0.52)	(0.30)
Total from investment operations	(0.26)	(0.38)	(0.42)	(0.27)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.13)	(0.20)	(0.11)	(0.03)
Total distributions	(0.13)	(0.20)	(0.11)	(0.03)

Net asset value, end of period	$8.20	$8.59	$9.17	$9.70

TOTAL RETURN(c)	(3.08)%	(4.12)%	(4.37)%	(2.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,821	$11,444	$11,626	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.51%	0.88%	1.01%	0.97%
After expense reimbursement (recapture)	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.07%	2.30%	1.06%	0.88%
Portfolio turnover rate(c)	14%	42%	51%	26%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Commencement of operations.
(c)	Net investment income per share has been calculated based on average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Floating Rate Income Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023		2022	2021	2020	2019
Net asset value, beginning of period	$9.28	$9.66		$9.72	$8.80	$9.88	$10.12

INVESTMENTS OPERATIONS:
Net investment income(a)	0.41	0.59		0.35	0.34	0.46	0.49
Net realized and unrealized gain (loss) on investments	0.17	(0.38)		(0.06)	0.92	(1.08)	(0.24)
Total from investment operations	0.58	0.21		0.29	1.26	(0.62)	0.25

LESS DISTRIBUTIONS FROM:
From net investment income	(0.41)	(0.59)		(0.35)	(0.34)	(0.46)	(0.49)
Total distributions	(0.41)	(0.59)		(0.35)	(0.34)	(0.46)	(0.49)

Net asset value, end of period	$9.45	$9.28		$9.66	$9.72	$8.80	$9.88

TOTAL RETURN(b)(c)	6.42%	2.50%		2.87%	14.52%	(6.69)%	2.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$262,762	$265,188		$280,827	$170,353	$162,511	$202,929
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.04%	1.13%		1.13%	1.17%	1.27%	1.29%
After expense reimbursement (recapture)(d)	1.02%	0.98	%(e)	1.00%	1.02%	1.02%	1.01%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	8.85%	6.35%		3.56%	3.63%	4.64%	4.92%
Portfolio turnover rate(b)	63%	66%		90%	116%	116%	122%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the year ended March 31, 2023 was 0.96%

See Notes to Financial Statements

Aristotle Floating Rate Income Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023		2022	2021	2020	2019
Net asset value, beginning of period	$9.27	$9.64		$9.71	$8.79	$9.86	$10.10

INVESTMENTS OPERATIONS:
Net investment income(a)	0.38	0.52		0.28	0.28	0.39	0.42
Net realized and unrealized gain (loss) on investments	0.17	(0.37)		(0.07)	0.92	(1.08)	(0.24)
Total from investment operations	0.55	0.15		0.21	1.20	(0.69)	0.18

LESS DISTRIBUTIONS FROM:
From net investment income	(0.38)	(0.52)		(0.28)	(0.28)	(0.38)	(0.42)
Total distributions	(0.38)	(0.52)		(0.28)	(0.28)	(0.38)	(0.42)

Net asset value, end of period	$9.44	$9.27		$9.64	$9.71	$8.79	$9.86

TOTAL RETURN(b)(c)	6.03%	1.75%		2.15%	13.74%	(7.31)%	1.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,372	$109,877		$109,161	$87,940	$102,846	$197,081
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.79%	1.88%		1.88%	1.92%	2.03%	2.04%
After expense reimbursement (recapture)(d)	1.77%	1.71	%(e)	1.70%	1.72%	1.72%	1.71%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	8.10%	5.61%		2.86%	2.93%	3.94%	4.22%
Portfolio turnover rate(b)	63%	66%		90%	116%	116%	122%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.
(e)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the year ended March 31, 2023 was 1.69%

See Notes to Financial Statements

Aristotle Floating Rate Income Fund
Financial Highlights
Class I(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023		2022	2021	2020	2019
Net asset value, beginning of period	$9.29	$9.67		$9.73	$8.81	$9.90	$10.14

INVESTMENTS OPERATIONS:
Net investment income(b)	0.43	0.62		0.38	0.38	0.49	0.52
Net realized and unrealized gain (loss) on investments	0.17	(0.38)		(0.06)	0.91	(1.09)	(0.23)
Total from investment operations	0.60	0.24		0.32	1.29	(0.60)	0.29

LESS DISTRIBUTIONS FROM:
From net investment income	(0.43)	(0.62)		(0.38)	(0.37)	(0.49)	(0.53)
Total distributions	(0.43)	(0.62)		(0.38)	(0.37)	(0.49)	(0.53)

Net asset value, end of period	$9.46	$9.29		$9.67	$9.73	$8.81	$9.90

TOTAL RETURN(c)(d)	6.61%	2.69%		3.29%	14.87%	(6.49)%	2.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,497,686	$1,486,461		$1,838,625	$1,019,062	$415,170	$497,335
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.72%	0.88%		0.88%	0.91%	0.91%	0.90%
After expense reimbursement (recapture)(e)	0.69%	0.68	%(f)	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	9.18%	6.65%		3.86%	3.93%	4.94%	5.22%
Portfolio turnover rate(c)	63%	66%		90%	116%	116%	122%

(a)	On April 17, 2023 the Fund’s Class P shares were merged into the Class I shares. The Class P name was subsequently discontinued following the merger.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the year ended March 31, 2023 was 0.66%

See Notes to Financial Statements

Aristotle Floating Rate Income Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023		2022	2021	2020	2019
Net asset value, beginning of period	$9.31	$9.69		$9.75	$8.83	$9.92	$10.16

INVESTMENTS OPERATIONS:
Net investment income(b)	0.43	0.61		0.37	0.37	0.48	0.52
Net realized and unrealized gain (loss) on investments	0.17	(0.37)		(0.06)	0.92	(1.09)	(0.24)
Total from investment operations	0.60	0.24		0.31	1.29	(0.61)	0.28

LESS DISTRIBUTIONS FROM:
From net investment income	(0.43)	(0.62)		(0.37)	(0.37)	(0.48)	(0.52)
Total distributions	(0.43)	(0.62)		(0.37)	(0.37)	(0.48)	(0.52)

Net asset value, end of period	$9.48	$9.31		$9.69	$9.75	$8.83	$9.92

TOTAL RETURN(c)(d)	6.54%	2.66%		3.25%	14.78%	(6.52)%	2.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,755,367	$1,840,333		$1,778,969	$716,233	$506,347	$830,452
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.79%	0.88%		0.88%	0.91%	1.03%	1.04%
After expense reimbursement (recapture)(e)	0.77%	0.73	%(f)	0.75%	0.77%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	9.08%	6.60%		3.81%	3.88%	4.89%	5.17%
Portfolio turnover rate(c)	63%	66%		90%	116%	116%	122%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the year ended March 31, 2023 was 0.71%

See Notes to Financial Statements

Aristotle High Yield Bond Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.03	$9.85	$10.34	$8.75	$10.07	$10.23

INVESTMENTS OPERATIONS:
Net investment income(a)	0.28	0.49	0.47	0.51	0.52	0.55
Net realized and unrealized gain (loss) on investments	(0.10)	(0.81)	(0.50)	1.59	(1.33)	(0.16)
Total from investment operations	0.18	(0.32)	(0.03)	2.10	(0.81)	0.39

LESS DISTRIBUTIONS FROM:
From net investment income	(0.27)	(0.50)	(0.46)	(0.51)	(0.51)	(0.55)
Total distributions	(0.27)	(0.50)	(0.46)	(0.51)	(0.51)	(0.55)

Net asset value, end of period	$8.94	$9.03	$9.85	$10.34	$8.75	$10.07

TOTAL RETURN(b)(c)	2.01%	(3.09)%	(0.36)%	24.45%	(8.61)%	3.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,205	$6,141	$6,816	$7,496	$7,227	$5,174
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.98%	1.16%	1.12%	1.13%	1.24%	1.31%
After expense reimbursement (recapture)(d)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	6.20%	5.37%	4.53%	5.13%	5.11%	5.48%
Portfolio turnover rate(b)	31%	35%	40%	66%	63%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle High Yield Bond Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.02	$9.83	$10.33	$8.74	$10.06	$10.21

INVESTMENTS OPERATIONS:
Net investment income(a)	0.25	0.42	0.40	0.44	0.45	0.48
Net realized and unrealized gain (loss) on investments	(0.10)	(0.80)	(0.51)	1.59	(1.33)	(0.15)
Total from investment operations	0.15	(0.38)	(0.11)	2.03	(0.88)	0.33

LESS DISTRIBUTIONS FROM:
From net investment income	(0.24)	(0.43)	(0.39)	(0.44)	(0.44)	(0.48)
Total distributions	(0.24)	(0.43)	(0.39)	(0.44)	(0.44)	(0.48)

Net asset value, end of period	$8.93	$9.02	$9.83	$10.33	$8.74	$10.06

TOTAL RETURN(b)(c)	1.72%	(3.81)%	(1.17)%	23.61%	(9.28)%	3.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$691	$903	$1,291	$1,937	$2,007	$3,726
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.73%	1.91%	1.87%	1.88%	2.00%	2.06%
After expense reimbursement (recapture)(d)	1.70%	1.68%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.42%	4.64%	3.83%	4.43%	4.41%	4.78%
Portfolio turnover rate(b)	31%	35%	40%	66%	63%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle High Yield Bond Fund
Financial Highlights
Class I(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.91	$9.74	$10.24	$8.66	$9.98	$10.14

INVESTMENTS OPERATIONS:
Net investment income(b)	0.32	0.50	0.49	0.53	0.54	0.57
Net realized and unrealized gain (loss) on investments	(0.13)	(0.80)	(0.50)	1.59	(1.33)	(0.16)
Total from investment operations	0.19	(0.30)	(0.01)	2.12	(0.79)	0.41

LESS DISTRIBUTIONS FROM:
From net investment income	(0.28)	(0.53)	(0.49)	(0.54)	(0.53)	(0.57)
Total distributions	(0.28)	(0.53)	(0.49)	(0.54)	(0.53)	(0.57)

Net asset value, end of period	$8.82	$8.91	$9.74	$10.24	$8.66	$9.98

TOTAL RETURN(c)(d)	2.19%	(2.91)%	(0.20)%	24.76%	(8.36)%	4.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,040	$1,694	$86	$62	$54	$175
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.74%	0.92%	0.87%	0.88%	0.88%	0.91%
After expense reimbursement (recapture)(e)	0.71%	0.65%	0.69%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	7.13%	5.67%	4.79%	5.38%	5.36%	5.73%
Portfolio turnover rate(c)	31%	35%	40%	66%	63%	64%

(a)	On April 17, 2023 the Fund’s Class P shares were merged into the Class I shares. The Class P name was subsequently discontinued following the merger.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle High Yield Bond Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.05	$9.87	$10.36	$8.76	$10.08	$10.24

INVESTMENTS OPERATIONS:
Net investment income(b)	0.29	0.51	0.50	0.54	0.54	0.58
Net realized and unrealized gain (loss) on investments	(0.10)	(0.81)	(0.50)	1.60	(1.33)	(0.17)
Total from investment operations	0.19	(0.30)	0.00 (c)	2.14	(0.79)	0.41

LESS DISTRIBUTIONS FROM:
From net investment income	(0.28)	(0.52)	(0.49)	(0.54)	(0.53)	(0.57)
Total distributions	(0.28)	(0.52)	(0.49)	(0.54)	(0.53)	(0.57)

Net asset value, end of period	$8.96	$9.05	$9.87	$10.36	$8.76	$10.08

TOTAL RETURN(d)(e)	2.13%	(2.84)%	(0.11)%	24.86%	(8.38)%	4.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,307	$8,707	$6,741	$3,937	$3,329	$3,669
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.72%	0.91%	0.87%	0.88%	1.00%	1.06%
After expense reimbursement (recapture)(f)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	6.47%	5.62%	4.78%	5.38%	5.36%	5.73%
Portfolio turnover rate(d)	31%	35%	40%	66%	63%	64%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Short Duration Income Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.00	$10.16	$10.57	$10.05	$10.30	$10.24

INVESTMENTS OPERATIONS:
Net investment income(a)	0.19	0.23	0.12	0.16	0.24	0.26
Net realized and unrealized gain (loss) on investments	(0.05)	(0.16)	(0.31)	0.52	(0.25)	0.05
Total from investment operations	0.14	0.07	(0.19)	0.68	(0.01)	0.31

LESS DISTRIBUTIONS FROM:
From net investment income	(0.19)	(0.23)	(0.12)	(0.16)	(0.24)	(0.25)
From net realized gains	—	—	(0.10)	—	—	—
Total distributions	(0.19)	(0.23)	(0.22)	(0.16)	(0.24)	(0.25)

Net asset value, end of period	$9.95	$10.00	$10.16	$10.57	$10.05	$10.30

TOTAL RETURN(b)(c)	1.37%	0.75%	(1.85)%	6.78%	(0.13)%	3.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,124	$117,609	$174,444	$204,761	$154,309	$118,395
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.77%	0.87%	0.87%	0.88%	0.99%	1.03%
After expense reimbursement (recapture)(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.77%	2.33%	1.14%	1.50%	2.33%	2.57%
Portfolio turnover rate(b)	41%	61%	60%	76%	56%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Short Duration Income Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.98	$10.14	$10.55	$10.03	$10.28	$10.22

INVESTMENTS OPERATIONS:
Net investment income(a)	0.15	0.16	0.04	0.08	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.05)	(0.16)	(0.31)	0.52	(0.25)	0.05
Total from investment operations	0.10	0.00 (b)	(0.27)	0.60	(0.09)	0.24

LESS DISTRIBUTIONS FROM:
From net investment income	(0.15)	(0.16)	(0.04)	(0.08)	(0.16)	(0.18)
From net realized gains	—	—	(0.10)	—	—	—
Total distributions	(0.15)	(0.16)	(0.14)	(0.08)	(0.16)	(0.18)

Net asset value, end of period	$9.93	$9.98	$10.14	$10.55	$10.03	$10.28

TOTAL RETURN(c)(d)	0.99%	0.00%	(2.59)%	6.00%	(0.87)%	2.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,080	$30,904	$39,891	$51,385	$48,816	$46,167
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.52%	1.62%	1.62%	1.63%	1.74%	1.78%
After expense reimbursement (recapture)(e)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.02%	1.58%	0.39%	0.75%	1.58%	1.82%
Portfolio turnover rate(c)	41%	61%	60%	76%	56%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Short Duration Income Fund
Financial Highlights
Class I

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.98	$10.14	$10.56	$10.03	$10.29	$10.22

INVESTMENTS OPERATIONS:
Net investment income(a)	0.20	0.26	0.15	0.18	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.04)	(0.16)	(0.32)	0.54	(0.26)	0.06
Total from investment operations	0.16	0.10	(0.17)	0.72	0.01	0.35

LESS DISTRIBUTIONS FROM:
From net investment income	(0.20)	(0.26)	(0.15)	(0.19)	(0.27)	(0.28)
From net realized gains	—	—	(0.10)	—	—	—
Total distributions	(0.20)	(0.26)	(0.25)	(0.19)	(0.27)	(0.28)

Net asset value, end of period	$9.94	$9.98	$10.14	$10.56	$10.03	$10.29

TOTAL RETURN(b)(c)	1.63%	1.06%	(1.69)%	7.16%	0.03%	3.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$415,278	$195,023	$171,154	$141,974	$106,402	$83,436
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.46%	0.62%	0.62%	0.63%	0.63%	0.63%
After expense reimbursement (recapture)(d)	0.45%	0.45%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.11%	2.63%	1.40%	1.75%	2.58%	2.82%
Portfolio turnover rate(b)	41%	61%	60%	76%	56%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Short Duration Income Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.00	$10.16	$10.58	$10.05	$10.31	$10.24

INVESTMENTS OPERATIONS:
Net investment income(b)	0.20	0.26	0.15	0.18	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	(0.16)	(0.32)	0.54	(0.26)	0.06
Total from investment operations	0.15	0.10	(0.17)	0.72	0.01	0.35

LESS DISTRIBUTIONS FROM:
From net investment income	(0.20)	(0.26)	(0.15)	(0.19)	(0.27)	(0.28)
From net realized gains	—	—	(0.10)	—	—	—
Total distributions	(0.20)	(0.26)	(0.25)	(0.19)	(0.27)	(0.28)

Net asset value, end of period	$9.95	$10.00	$10.16	$10.58	$10.05	$10.31

TOTAL RETURN(c)(d)	1.49%	1.01%	(1.70)%	7.14%	0.02%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$495,665	$651,148	$622,664	$778,271	$717,804	$483,476
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.52%	0.62%	0.62%	0.63%	0.73%	0.78%
After expense reimbursement (recapture)(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.01%	2.58%	1.39%	1.75%	2.58%	2.82%
Portfolio turnover rate(c)	41%	61%	60%	76%	56%	50%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Strategic Income Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.20	$10.96	$11.52	$9.72	$10.60	$10.71

INVESTMENTS OPERATIONS:
Net investment income(a)	0.27	0.44	0.33	0.40	0.43	0.47
Net realized and unrealized gain (loss) on investments	(0.21)	(0.72)	(0.47)	1.79	(0.88)	(0.11)
Total from investment operations	0.06	(0.28)	(0.14)	2.19	(0.45)	0.36

LESS DISTRIBUTIONS FROM:
From net investment income	(0.26)	(0.44)	(0.32)	(0.39)	(0.43)	(0.47)
From net realized gains	—	(0.04)	(0.10)	—	—	—
Total distributions	(0.26)	(0.48)	(0.42)	(0.39)	(0.43)	(0.47)

Net asset value, end of period	$10.00	$10.20	$10.96	$11.52	$9.72	$10.60

TOTAL RETURN(b)(c)	0.57%	(2.41)%	(1.30)%	22.82%	(4.58)%	3.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$114,782	$101,292	$134,612	$104,659	$71,510	$61,503
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.96%	1.07%	1.07%	1.08%	1.19%	1.23%
After expense reimbursement (recapture)(d)	0.94%	0.94%	0.94%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.27%	4.34%	2.85%	3.57%	3.94%	4.43%
Portfolio turnover rate(b)	24%	45%	40%	86%	98%	99%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Strategic Income Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.18	$10.93	$11.49	$9.69	$10.58	$10.69

INVESTMENTS OPERATIONS:
Net investment income(a)	0.23	0.37	0.25	0.32	0.35	0.39
Net realized and unrealized gain (loss) on investments	(0.22)	(0.72)	(0.47)	1.80	(0.89)	(0.11)
Total from investment operations	0.01	(0.35)	(0.22)	2.12	(0.54)	0.28

LESS DISTRIBUTIONS FROM:
From net investment income	(0.22)	(0.36)	(0.24)	(0.32)	(0.35)	(0.39)
From net realized gains	—	(0.04)	(0.10)	—	—	—
Total distributions	(0.22)	(0.40)	(0.34)	(0.32)	(0.35)	(0.39)

Net asset value, end of period	$9.97	$10.18	$10.93	$11.49	$9.69	$10.58

TOTAL RETURN(b)(c)	0.10%	(3.04)%	(1.99)%	22.04%	(5.35)%	2.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$66,940	$63,154	$78,497	$72,157	$63,134	$58,634
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.71%	1.82%	1.82%	1.83%	1.94%	1.98%
After expense reimbursement (recapture)(d)	1.69%	1.68%	1.64%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.51%	3.60%	2.15%	2.87%	3.24%	3.73%
Portfolio turnover rate(b)	24%	45%	40%	86%	98%	99%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Strategic Income Fund
Financial Highlights
Class I

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.14	$10.89	$11.45	$9.66	$10.54	$10.65

INVESTMENTS OPERATIONS:
Net investment income(a)	0.28	0.47	0.36	0.42	0.46	0.50
Net realized and unrealized gain (loss) on investments	(0.21)	(0.71)	(0.46)	1.80	(0.88)	(0.11)
Total from investment operations	0.07	(0.24)	(0.10)	2.22	(0.42)	0.39

LESS DISTRIBUTIONS FROM:
From net investment income	(0.28)	(0.47)	(0.36)	(0.43)	(0.46)	(0.50)
From net realized gains	—	(0.04)	(0.10)	—	—	—
Total distributions	(0.28)	(0.51)	(0.46)	(0.43)	(0.46)	(0.50)

Net asset value, end of period	$9.93	$10.14	$10.89	$11.45	$9.66	$10.54

TOTAL RETURN(b)(c)	0.63%	(2.03)%	(1.02)%	23.23%	(4.32)%	3.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$170,881	$126,525	$142,365	$13,842	$16,622	$5,750
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	0.66%	0.82%	0.82%	0.84%	0.83%	0.83%
After expense reimbursement (recapture)(d)	0.64%	0.64%	0.64%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	5.59%	4.64%	3.15%	3.87%	4.24%	4.73%
Portfolio turnover rate(b)	24%	45%	40%	86%	98%	99%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Strategic Income Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.21	$10.97	$11.52	$9.72	$10.60	$10.71

INVESTMENTS OPERATIONS:
Net investment income(a)	0.28	0.47	0.36	0.43	0.45	0.49
Net realized and unrealized gain (loss) on investments	(0.22)	(0.73)	(0.46)	1.79	(0.87)	(0.11)
Total from investment operations	0.06	(0.26)	(0.10)	2.22	(0.42)	0.38

LESS DISTRIBUTIONS FROM:
From net investment income	(0.27)	(0.46)	(0.35)	(0.42)	(0.46)	(0.49)
From net realized gains	—	(0.04)	(0.10)	—	—	—
Total distributions	(0.27)	(0.50)	(0.45)	(0.42)	(0.46)	(0.49)

Net asset value, end of period	$10.00	$10.21	$10.97	$11.52	$9.72	$10.60

TOTAL RETURN(c)(d)	0.60%	(2.16)%	(0.97)%	23.12%	(4.34)%	3.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,443,733	$1,185,434	$1,245,830	$832,054	$491,221	$456,428
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.71%	0.82%	0.82%	0.83%	0.94%	0.98%
After expense reimbursement (recapture)(e)	0.69%	0.69%	0.69%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.53%	4.59%	3.10%	3.82%	4.19%	4.68%
Portfolio turnover rate(c)	24%	45%	40%	86%	98%	99%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Ultra Short Income Fund
Financial Highlights
Class A

For the period April 17, 2023(a) - September 30, 2023
PER SHARE DATA:	(Unaudited)
Net asset value, beginning of period	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	0.23

LESS DISTRIBUTIONS FROM:
From net investment income	(0.22)
From net realized gains	—
Total distributions	(0.22)

Net asset value, end of period	$10.01

TOTAL RETURN(c)(d)	2.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$370
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.57%
After expense reimbursement (recapture)(e)	0.57%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	5.08%
Portfolio turnover rate(c)	48%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Ultra Short Income Fund
Financial Highlights
Class I

	Period ended September 30, 2023	Year ended March 31,			For the period June 28, 2019(b) - March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020
Net asset value, beginning of period	$9.86	$9.92	$10.07	$9.65	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.25	0.31	0.06	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.02	(0.09)	(0.10)	0.44	(0.35)
Total from investment operations	0.27	0.22	(0.04)	0.56	(0.18)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.25)	(0.28)	(0.07)	(0.12)	(0.17)
From net realized gains	—	—	(0.04)	(0.02)	(0.00	)(c)
Total distributions	(0.25)	(0.28)	(0.11)	(0.14)	(0.17)

Net asset value, end of period	$9.88	$9.86	$9.92	$10.07	$9.65

TOTAL RETURN(d)(e)	2.77%	2.30%	(0.42)%	5.81%	(1.81)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,968	$13,231	$12,929	$12,993	$12,273
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.38%	0.73%	0.66%	0.70%	0.87%
After expense reimbursement (recapture)(f)	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	5.12%	3.16%	0.62%	1.16%	2.27%
Portfolio turnover rate(d)	48%	51%	75%	96%	81%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Ultra Short Income Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,			For the period June 28, 2019(b) - March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020
Net asset value, beginning of period	$9.86	$9.92	$10.07	$9.65	$10.00

INVESTMENTS OPERATIONS:
Net investment income(c)	0.25	0.31	0.06	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.02	(0.09)	(0.10)	0.44	(0.35)
Total from investment operations	0.27	0.22	(0.04)	0.56	(0.18)

LESS DISTRIBUTIONS FROM:
From net investment income	(0.25)	(0.28)	(0.07)	(0.12)	(0.17)
From net realized gains	—	—	(0.04)	(0.02)	(0.00	)(d)
Total distributions	(0.25)	(0.28)	(0.11)	(0.14)	(0.17)

Net asset value, end of period	$9.88	$9.86	$9.92	$10.07	$9.65

TOTAL RETURN(e)(f)	2.77%	2.30%	(0.42)%	5.81%	(1.81)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,084	$50,169	$18,598	$18,449	$12,401
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(g)	0.39%	0.77%	0.66%	0.69%	0.97%
After expense reimbursement (recapture)(g)	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	5.05%	3.16%	0.62%	1.16%	2.27%
Portfolio turnover rate(e)	48%	51%	75%	96%	81%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Commencement of operations.
(c)	Net investment income per share has been calculated based on average shares outstanding method.
(d)	Amount is less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Core Equity Fund II
Financial Highlights
Class I

For the period April 17, 2023(a) - September 30, 2023
PER SHARE DATA:	(Unaudited)
Net asset value, beginning of period	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments	0.27
Total from investment operations	0.30

Net asset value, end of period	$10.30

TOTAL RETURN(c)(d)	3.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$202,619
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.66%
After expense reimbursement (recapture)(e)	0.66%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.57%
Portfolio turnover rate(c)	19%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Growth Equity Fund
Financial Highlights
Class I(a)

	Period ended September 30, 2023		Year ended March 31,
PER SHARE DATA:	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$12.36		$29.12	$30.54	$27.10	$27.18		$25.38

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.00	)(c)	0.01	(0.10)	(0.08)	(0.02)		—
Net realized and unrealized gain (loss) on investments	0.82		(4.62)	3.07	13.51	0.93		3.62
Total from investment operations	0.82		(4.61)	2.97	13.43	0.91		3.62

LESS DISTRIBUTIONS FROM:
From net investment income	—		—	—	—	(0.00	)(c)	(0.01)
From net realized gains	—		(12.15)	(4.39)	(9.99)	(0.99)		(1.81)
Total distributions	—		(12.15)	(4.39)	(9.99)	(0.99)		(1.82)

Net asset value, end of period	$13.18		$12.36	$29.12	$30.54	$27.10		$27.18

TOTAL RETURN(d)(e)	6.63%		(13.10)%	7.84%	50.42%	3.04%		14.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$220,210		$146,168	$158,592	$179,183	$163,575		$186,331
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.72%		0.86%	0.77%	0.78%	0.77%		0.77%
After expense reimbursement (recapture)(f)	0.70%		0.70%	0.70%	0.70%	0.70%		0.70%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	(0.01)%		0.03%	(0.30)%	(0.24)%	(0.06)%		0.01%
Portfolio turnover rate(d)	64%		78%	10%	32%	20%		28%

(a)	Class P shares were renamed to Class I shares on April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount calculated is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle International Equity Fund II
Financial Highlights
Class I

For the period April 17, 2023(a) - September 30, 2023
PER SHARE DATA:	(Unaudited)
Net asset value, beginning of period	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments	(0.38)
Total from investment operations	(0.28)

Net asset value, end of period	$9.72

TOTAL RETURN(c)(d)	(2.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$191,652
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.79%
After expense reimbursement (recapture)(e)	0.79%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	2.10%
Portfolio turnover rate(c)	11%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small Cap Equity Fund II (a)
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.01	$14.81	$16.02	$8.56	$12.12	$12.86

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03	0.00 (c)	(0.05)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.64)	(1.80)	(0.43)	7.51	(3.51)	(0.06)
Total from investment operations	(0.61)	(1.80)	(0.48)	7.46	(3.54)	(0.09)

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	—	(0.02)	—
From net realized gains	—	—	(0.73)	—	—	(0.65)
Total distributions	—	—	(0.73)	—	(0.02)	(0.65)

Net asset value, end of period	$12.40	$13.01	$14.81	$16.02	$8.56	$12.12

TOTAL RETURN(d)(e)	(4.69)%	(12.15)%	(3.38)%	87.15%	(29.27)%	(0.53)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,660	$1,711	$1,941	$2,659	$3,343	$4,986
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	1.19%	1.88%	1.60%	1.88%	1.73%	1.72%
After expense reimbursement (recapture)(f)	1.16%	1.20%	1.20%	1.20%	1.23%	1.30%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.41%	0.03%	(0.34)%	(0.40)%	(0.21)%	(0.21)%
Portfolio turnover rate(d)	109%	34%	63%	75%	42%	56%

(a)	On April 17, 2023 the Pacific Funds Small Cap Value Fund merged into Aristotle Small Cap Equity Fund II. See the “Reorganization” note in the Notes to Financials Statements for more information.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small Cap Equity Fund II
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.43	$14.26	$15.56	$8.38	$11.94	$12.76

INVESTMENTS OPERATIONS:
Net investment loss(a)	(0.02)	(0.09)	(0.17)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.60)	(1.74)	(0.40)	7.31	(3.45)	(0.05)
Total from investment operations	(0.62)	(1.83)	(0.57)	7.18	(3.56)	(0.17)

LESS DISTRIBUTIONS FROM:
From net realized gains	—	—	(0.73)	—	—	(0.65)
Total distributions	—	—	(0.73)	—	—	(0.65)

Net asset value, end of period	$11.81	$12.43	$14.26	$15.56	$8.38	$11.94

TOTAL RETURN(b)(c)	(4.99)%	(12.83)%	(4.07)%	85.68%	(29.82)%	(1.17)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$891	$556	$776	$789	$538	$902
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.95%	2.62%	2.35%	2.65%	2.48%	2.47%
After expense reimbursement (recapture)(d)	1.91%	1.95%	1.95%	1.95%	1.98%	2.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	(0.36)%	(0.72)%	(1.09)%	(1.15)%	(0.96)%	(0.96)%
Portfolio turnover rate(b)	109%	34%	63%	75%	42%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small Cap Equity Fund II
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.33	$15.14	$16.32	$8.71	$12.32	$13.04

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04	0.04	(0.01)	(0.02)	0.00 (c)	0.01
Net realized and unrealized gain (loss) on investments	(0.65)	(1.85)	(0.44)	7.64	(3.57)	(0.07)
Total from investment operations	(0.61)	(1.81)	(0.45)	7.62	(3.57)	(0.06)

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	(0.01)	(0.04)	(0.01)
From net realized gains	—	—	(0.73)	—	—	(0.65)
Total distributions	—	—	(0.73)	(0.01)	(0.04)	(0.66)

Net asset value, end of period	$12.72	$13.33	$15.14	$16.32	$8.71	$12.32

TOTAL RETURN(d)(e)	(4.58)%	(11.96)%	(3.13)%	87.51%	(29.07)%	(0.26)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,508	$7,676	$17,732	$11,402	$7,897	$13,220
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.94%	1.59%	1.34%	1.65%	1.48%	1.47%
After expense reimbursement (recapture)(f)	0.91%	0.95%	0.95%	0.95%	0.98%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.65%	0.28%	(0.09)%	(0.15)%	0.04%	0.04%
Portfolio turnover rate(d)	109%	34%	63%	75%	42%	56%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small Cap Equity Fund II
Financial Highlights
Class R6

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.80	$14.52	$14.98	$7.97	$11.29	$12.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.04	0.05	0.00 (b)	(0.01)	0.01	0.01
Net realized and unrealized gain (loss) on investments	(0.61)	(1.77)	(0.46)	7.02	(3.28)	(0.06)
Total from investment operations	(0.57)	(1.72)	(0.46)	7.01	(3.27)	(0.05)

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	—	(0.05)	(0.01)
From net realized gains	—	—	—	—	—	(0.65)
Total distributions	—	—	—	—	(0.05)	(0.66)

Net asset value, end of period	$12.23	$12.80	$14.52	$14.98	$7.97	$11.29

TOTAL RETURN(c)(d)	(4.45)%	(11.85)%	(3.07)%	87.72%	(29.05)%	(0.18)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,111	$1,098	$1,699	$1,752	$731	$658
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	0.93%	1.62%	1.35%	1.64%	1.37%	1.32%
After expense reimbursement (recapture)(e)	0.85%	0.85%	0.85%	0.86%	0.93%	1.00%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.65%	0.38%	0.01%	(0.06)%	0.09%	0.09%
Portfolio turnover rate(c)	109%	34%	63%	75%	42%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020		2019
Net asset value, beginning of period	$9.29	$15.98	$17.47	$9.52	$13.02		$13.23

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.01	0.04	(0.07)	(0.04)	(0.00	)(b)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.23)	(1.91)	(0.34)	7.99	(3.47)		0.16
Total from investment operations	(0.22)	(1.87)	(0.41)	7.95	(3.47)		0.14

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	—	(0.03)		—
From net realized gains	—	(4.82)	(1.08)	—	—		(0.35)
Total distributions	—	(4.82)	(1.08)	—	(0.03)		(0.35)

Net asset value, end of period	$9.07	$9.29	$15.98	$17.47	$9.52		$13.02

TOTAL RETURN(c)(d)	(2.37)%	(11.41)%	(2.82)%	83.51%	(26.71)%		1.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,986	$13,055	$19,675	$22,988	$14,379		$21,872
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)	1.17%	1.29%	1.23%	1.24%	1.37%		1.48%
After expense reimbursement (recapture)(e)	1.16%	1.21%	1.20%	1.20%	1.23%		1.30%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	0.19%	0.34%	(0.38)%	(0.33)%	(0.03)%		(0.11)%
Portfolio turnover rate(c)	118%	33%	34%	64%	36%		33%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.55	$15.24	$16.83	$9.24	$12.70	$13.01

INVESTMENTS OPERATIONS:
Net investment loss(a)	(0.02)	(0.05)	(0.19)	(0.14)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.22)	(1.82)	(0.32)	7.73	(3.36)	0.15
Total from investment operations	(0.24)	(1.87)	(0.51)	7.59	(3.46)	0.04

LESS DISTRIBUTIONS FROM:
From net realized gains	—	(4.82)	(1.08)	—	—	(0.35)
Total distributions	—	(4.82)	(1.08)	—	—	(0.35)

Net asset value, end of period	$8.31	$8.55	$15.24	$16.83	$9.24	$12.70

TOTAL RETURN(b)(c)	(2.81)%	(12.01)%	(3.53)%	82.14%	(27.24)%	0.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,590	$5,260	$9,370	$10,990	$9,277	$16,875
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)	1.92%	2.04%	1.98%	1.99%	2.13%	2.23%
After expense reimbursement (recapture)(d)	1.91%	1.96%	1.95%	1.95%	1.98%	2.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	(0.57)%	(0.41)%	(1.13)%	(1.08)%	(0.78)%	(0.87)%
Portfolio turnover rate(b)	118%	33%	34%	64%	36%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class I(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.40	$17.17	$17.61	$9.59	$13.12	$13.29

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.02	0.09	(0.01)	0.00 (c)	0.04	0.02
Net realized and unrealized gain (loss) on investments	(0.25)	(2.04)	(0.43)	8.08	(3.50)	0.16
Total from investment operations	(0.23)	(1.95)	(0.44)	8.08	(3.46)	0.18

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	(0.06)	(0.07)	(0.00	)(c)
From net realized gains	—	(4.82)	—	—	—	(0.35)
Total distributions	—	(4.82)	—	(0.06)	(0.07)	(0.35)

Net asset value, end of period	$10.17	$10.40	$17.17	$17.61	$9.59	$13.12

TOTAL RETURN(d)(e)	(2.21)%	(11.11)%	(2.44)%	84.32%	(26.57)%	1.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$189	$497	$1,017	$1,558	$4,802	$6,422
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.88%	1.03%	0.98%	0.99%	1.01%	1.08%
After expense reimbursement (recapture)(f)	0.85%	0.86%	0.85%	0.86%	0.93%	1.00%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.47%	0.69%	(0.03)%	0.01%	0.27%	0.19%
Portfolio turnover rate(d)	118%	33%	34%	64%	36%	33%

(a)	On April 17, 2023 the Fund’s Class P shares and Class R6 shares were merged into the Class I shares. The Class P and Class R6 names were subsequently discontinued following the merger.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Small/Mid Cap Equity Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.46	$16.12	$17.57	$9.58	$13.11	$13.28

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.02	0.08	(0.02)	(0.01)	0.03	0.02
Net realized and unrealized gain (loss) on investments	(0.23)	(1.92)	(0.35)	8.05	(3.50)	0.16
Total from investment operations	(0.21)	(1.84)	(0.37)	8.04	(3.47)	0.18

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	(0.05)	(0.06)	(0.00	)(c)
From net realized gains	—	(4.82)	(1.08)	—	—	(0.35)
Total distributions	—	(4.82)	(1.08)	(0.05)	(0.06)	(0.35)

Net asset value, end of period	$9.25	$9.46	$16.12	$17.57	$9.58	$13.11

TOTAL RETURN(d)(e)	(2.22)%	(11.15)%	(2.52)%	84.04%	(26.61)%	1.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,130	$72,294	$184,718	$312,981	$214,344	$328,171
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(f)	0.92%	1.04%	0.98%	1.00%	1.12%	1.23%
After expense reimbursement (recapture)(f)	0.91%	0.96%	0.95%	0.95%	0.98%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(f)	0.42%	0.59%	(0.13)%	(0.08)%	0.22%	0.13%
Portfolio turnover rate(d)	118%	33%	34%	64%	36%	33%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.95	$16.37	$17.62	$11.38	$14.25	$17.03

INVESTMENTS OPERATIONS:
Net investment income(a)	0.18	0.06	0.02	0.09	0.19	0.10
Net realized and unrealized gain (loss) on investments	(0.05)	(1.74)	0.63	6.70	(1.89)	0.25
Total from investment operations	0.13	(1.68)	0.65	6.79	(1.70)	0.35

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.52)	(0.21)	(0.23)	(0.25)
From net realized gains	—	(3.74)	(1.38)	(0.34)	(0.94)	(2.88)
Total distributions	—	(3.74)	(1.90)	(0.55)	(1.17)	(3.13)

Net asset value, end of period	$11.08	$10.95	$16.37	$17.62	$11.38	$14.25

TOTAL RETURN(b)(c)	1.19%	(9.53)%	2.80%	60.05%	(13.66)%	3.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$218,667	$230,188	$270,691	$275,818	$191,505	$193,470
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	0.70%	0.66%	0.65%	0.66%	0.67%	0.68%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.20%	0.46%	0.12%	0.56%	1.31%	0.61%
Portfolio turnover rate(b)	101%	29%	15%	31%	19%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.18	$15.62	$16.92	$10.97	$13.76	$16.59

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.13	(0.04)	(0.11)	(0.03)	0.08	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)	(1.66)	0.60	6.45	(1.82)	0.24
Total from investment operations	0.08	(1.70)	0.49	6.42	(1.74)	0.22

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.41)	(0.13)	(0.11)	(0.17)
From net realized gains	—	(3.74)	(1.38)	(0.34)	(0.94)	(2.88)
Total distributions	—	(3.74)	(1.79)	(0.47)	(1.05)	(3.05)

Net asset value, end of period	$10.26	$10.18	$15.62	$16.92	$10.97	$13.76

TOTAL RETURN(b)(c)	0.79%	(10.16)%	2.04%	58.83%	(14.25)%	2.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,510	$26,893	$35,333	$43,705	$35,339	$85,434
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	1.45%	1.41%	1.40%	1.41%	1.42%	1.43%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	2.50%	(0.29)%	(0.63)%	(0.19)%	0.56%	(0.14)%
Portfolio turnover rate(b)	101%	29%	15%	31%	19%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Aggressive Growth Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.09	$16.48	$17.72	$11.44	$14.29	$17.07

INVESTMENTS OPERATIONS:
Net investment income(b)	0.20	0.09	0.07	0.12	0.23	0.14
Net realized and unrealized gain (loss) on investments	(0.05)	(1.74)	0.62	6.74	(1.89)	0.23
Total from investment operations	0.15	(1.65)	0.69	6.86	(1.66)	0.37

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.55)	(0.24)	(0.25)	(0.27)
From net realized gains	—	(3.74)	(1.38)	(0.34)	(0.94)	(2.88)
Total distributions	—	(3.74)	(1.93)	(0.58)	(1.19)	(3.15)

Net asset value, end of period	$11.24	$11.09	$16.48	$17.72	$11.44	$14.29

TOTAL RETURN(c)(d)	1.35%	(9.25)%	3.02%	60.35%	(13.34)%	3.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,238	$9,333	$10,940	$14,855	$9,606	$10,860
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)(f)	0.45%	0.41%	0.40%	0.41%	0.42%	0.43%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.54%	0.71%	0.37%	0.81%	1.56%	0.86%
Portfolio turnover rate(c)	101%	29%	15%	31%	19%	55%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.40	$10.77	$11.46	$9.83	$10.23	$11.24

INVESTMENTS OPERATIONS:
Net investment income(a)	0.18	0.27	0.18	0.16	0.17	0.20
Net realized and unrealized gain (loss) on investments	(0.24)	(1.00)	(0.39)	1.80	(0.35)	(0.04)
Total from investment operations	(0.06)	(0.73)	(0.21)	1.96	(0.18)	0.16

LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.02)	(0.28)	(0.33)	(0.20)	(0.21)
From net realized gains	—	(0.62)	(0.20)	—	(0.02)	(0.96)
Total distributions	—	(0.64)	(0.48)	(0.33)	(0.22)	(1.17)

Net asset value, end of period	$9.34	$9.40	$10.77	$11.46	$9.83	$10.23

TOTAL RETURN(b)(c)	(0.64)%	(6.71)%	(2.13)%	19.96%	(1.95)%	1.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$126,898	$139,384	$174,061	$191,406	$159,186	$121,012
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	0.71%	0.68%	0.67%	0.67%	0.68%	0.68%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.79%	2.74%	1.53%	1.47%	1.60%	1.83%
Portfolio turnover rate(b)	110%	28%	20%	37%	22%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.05	$10.44	$11.14	$9.59	$9.97	$11.00

INVESTMENTS OPERATIONS:
Net investment income(a)	0.14	0.19	0.09	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments	(0.24)	(0.96)	(0.38)	1.74	(0.35)	(0.03)
Total from investment operations	(0.10)	(0.77)	(0.29)	1.82	(0.26)	0.08

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.21)	(0.27)	(0.10)	(0.15)
From net realized gains	—	(0.62)	(0.20)	—	(0.02)	(0.96)
Total distributions	—	(0.62)	(0.41)	(0.27)	(0.12)	(1.11)

Net asset value, end of period	$8.95	$9.05	$10.44	$11.14	$9.59	$9.97

TOTAL RETURN(b)(c)	(1.11)%	(7.34)%	(2.85)%	18.96%	(2.72)%	1.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,657	$24,031	$37,841	$46,869	$46,909	$111,233
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	1.46%	1.43%	1.42%	1.42%	1.43%	1.43%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.05%	1.99%	0.78%	0.72%	0.86%	1.08%
Portfolio turnover rate(b)	110%	28%	20%	37%	22%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Conservative Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.48	$10.84	$11.52	$9.88	$10.26	$11.26

INVESTMENTS OPERATIONS:
Net investment income(b)	0.19	0.29	0.21	0.19	0.20	0.22
Net realized and unrealized gain (loss) on investments	(0.24)	(1.00)	(0.39)	1.80	(0.35)	(0.03)
Total from investment operations	(0.05)	(0.71)	(0.18)	1.99	(0.15)	0.19

LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.03)	(0.30)	(0.35)	(0.21)	(0.23)
From net realized gains	—	(0.62)	(0.20)	—	(0.02)	(0.96)
Total distributions	—	(0.65)	(0.50)	(0.35)	(0.23)	(1.19)

Net asset value, end of period	$9.43	$9.48	$10.84	$11.52	$9.88	$10.26

TOTAL RETURN(c)(d)	(0.53)%	(6.50)%	(1.84)%	20.17%	(1.68)%	2.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,958	$6,871	$13,647	$11,299	$6,994	$6,893
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)(f)	0.46%	0.43%	0.42%	0.42%	0.43%	0.43%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	4.02%	2.99%	1.78%	1.72%	1.85%	2.08%
Portfolio turnover rate(c)	110%	28%	20%	37%	22%	30%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.36	$14.33	$15.50	$10.59	$12.77	$15.46

INVESTMENTS OPERATIONS:
Net investment income(b)	0.20	0.11	0.07	0.11	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.14)	(1.47)	0.39	5.19	(1.45)	0.13
Total from investment operations	0.06	(1.36)	0.46	5.30	(1.26)	0.25

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.40)	(0.23)	(0.22)	(0.21)
From net realized gains	—	(2.61)	(1.23)	(0.16)	(0.70)	(2.73)
Total distributions	—	(2.61)	(1.63)	(0.39)	(0.92)	(2.94)

Net asset value, end of period	$10.42	$10.36	$14.33	$15.50	$10.59	$12.77

TOTAL RETURN(c)(d)	0.58%	(8.93)%	2.22%	50.27%	(11.24)%	2.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$547,596	$586,164	$712,010	$743,213	$544,605	$529,247
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)(f)	0.70%	0.64%	0.64%	0.64%	0.66%	0.66%
After expense reimbursement (recapture)(e)(f)	0.70%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.71%	0.97%	0.46%	0.80%	1.45%	0.84%
Portfolio turnover rate(c)	112%	30%	19%	28%	18%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.84	$13.86	$15.06	$10.33	$12.45	$15.18

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.15	0.03	(0.04)	0.01	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.14)	(1.44)	0.38	5.03	(1.41)	0.13
Total from investment operations	0.01	(1.41)	0.34	5.04	(1.32)	0.14

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.31)	(0.15)	(0.10)	(0.14)
From net realized gains	—	(2.61)	(1.23)	(0.16)	(0.70)	(2.73)
Total distributions	—	(2.61)	(1.54)	(0.31)	(0.80)	(2.87)

Net asset value, end of period	$9.85	$9.84	$13.86	$15.06	$10.33	$12.45

TOTAL RETURN(b)(c)	0.10%	(9.63)%	1.51%	48.99%	(11.81)%	2.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,796	$64,896	$89,501	$116,482	$100,768	$271,000
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	1.45%	1.39%	1.39%	1.39%	1.41%	1.42%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.03%	0.22%	(0.29)%	0.05%	0.70%	0.08%
Portfolio turnover rate(b)	112%	30%	19%	28%	18%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Growth Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.49	$14.44	$15.60	$10.65	$12.82	$15.51

INVESTMENTS OPERATIONS:
Net investment income(a)	0.22	0.15	0.11	0.14	0.22	0.16
Net realized and unrealized gain (loss) on investments	(0.15)	(1.49)	0.39	5.23	(1.45)	0.12
Total from investment operations	0.07	(1.34)	0.50	5.37	(1.23)	0.28

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.43)	(0.26)	(0.24)	(0.24)
From net realized gains	—	(2.61)	(1.23)	(0.16)	(0.70)	(2.73)
Total distributions	—	(2.61)	(1.66)	(0.42)	(0.94)	(2.97)

Net asset value, end of period	$10.56	$10.49	$14.44	$15.60	$10.65	$12.82

TOTAL RETURN(b)(c)	0.67%	(8.72)%	2.46%	50.62%	(10.98)%	3.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,337	$15,875	$19,833	$20,137	$14,485	$19,458
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	0.45%	0.39%	0.39%	0.39%	0.41%	0.41%
After expense reimbursement (recapture)(d)(e)	0.45%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	4.07%	1.22%	0.71%	1.05%	1.70%	1.09%
Portfolio turnover rate(b)	112%	30%	19%	28%	18%	53%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.47	$11.62	$12.52	$9.95	$10.70	$12.58

INVESTMENTS OPERATIONS:
Net investment income(a)	0.18	0.23	0.15	0.15	0.17	0.18
Net realized and unrealized gain (loss) on investments	(0.23)	(1.14)	(0.20)	2.74	(0.66)	(0.06)
Total from investment operations	(0.05)	(0.91)	(0.05)	2.89	(0.49)	0.12

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.29)	(0.32)	(0.22)	(0.20)
From net realized gains	—	(1.24)	(0.56)	—	(0.04)	(1.80)
Total distributions	—	(1.24)	(0.85)	(0.32)	(0.26)	(2.00)

Net asset value, end of period	$9.42	$9.47	$11.62	$12.52	$9.95	$10.70

TOTAL RETURN(b)(c)	(0.53)%	(7.59)%	(0.83)%	29.06%	(4.94)%	1.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$189,318	$207,516	$262,457	$283,474	$231,749	$199,827
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	0.70%	0.67%	0.65%	0.66%	0.67%	0.68%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.72%	2.26%	1.14%	1.25%	1.55%	1.55%
Portfolio turnover rate(b)	107%	26%	19%	28%	20%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.08	$11.29	$12.20	$9.72	$10.44	$12.34

INVESTMENTS OPERATIONS:
Net investment income(a)	0.14	0.15	0.05	0.06	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.21)	(1.12)	(0.18)	2.66	(0.66)	(0.06)
Total from investment operations	(0.07)	(0.97)	(0.13)	2.72	(0.57)	0.03

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.22)	(0.24)	(0.11)	(0.13)
From net realized gains	—	(1.24)	(0.56)	—	(0.04)	(1.80)
Total distributions	—	(1.24)	(0.78)	(0.24)	(0.15)	(1.93)

Net asset value, end of period	$9.01	$9.08	$11.29	$12.20	$9.72	$10.44

TOTAL RETURN(b)(c)	(0.77)%	(8.37)%	(1.54)%	28.06%	(5.63)%	1.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,619	$19,045	$31,538	$45,349	$48,929	$136,522
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	1.46%	1.42%	1.41%	1.41%	1.42%	1.43%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.01%	1.51%	0.39%	0.50%	0.80%	0.80%
Portfolio turnover rate(b)	107%	26%	19%	28%	20%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Moderate Conservative Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.57	$11.70	$12.60	$10.00	$10.75	$12.62

INVESTMENTS OPERATIONS:
Net investment income(b)	0.19	0.26	0.18	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments	(0.22)	(1.15)	(0.20)	2.76	(0.67)	(0.06)
Total from investment operations	(0.03)	(0.89)	(0.02)	2.94	(0.47)	0.15

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.32)	(0.34)	(0.24)	(0.22)
From net realized gains	—	(1.24)	(0.56)	—	(0.04)	(1.80)
Total distributions	—	(1.24)	(0.88)	(0.34)	(0.28)	(2.02)

Net asset value, end of period	$9.54	$9.57	$11.70	$12.60	$10.00	$10.75

TOTAL RETURN(c)(d)	(0.31)%	(7.36)%	(0.64)%	29.44%	(4.67)%	2.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,682	$4,479	$6,710	$6,126	$5,659	$7,701
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)(f)	0.46%	0.41%	0.40%	0.41%	0.42%	0.42%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.91%	2.51%	1.39%	1.50%	1.80%	1.80%
Portfolio turnover rate(c)	107%	26%	19%	28%	20%	45%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class A

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.94	$13.33	$14.35	$10.60	$12.01	$14.26

INVESTMENTS OPERATIONS:
Net investment income(a)	0.18	0.17	0.10	0.12	0.17	0.16
Net realized and unrealized gain (loss) on investments	(0.14)	(1.38)	0.11	4.06	(0.95)	0.04
Total from investment operations	0.04	(1.21)	0.21	4.18	(0.78)	0.20

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.36)	(0.32)	(0.19)	(0.23)
From net realized gains	—	(2.18)	(0.87)	(0.11)	(0.44)	(2.22)
Total distributions	—	(2.18)	(1.23)	(0.43)	(0.63)	(2.45)

Net asset value, end of period	$9.98	$9.94	$13.33	$14.35	$10.60	$12.01

TOTAL RETURN(b)(c)	0.40%	(8.67)%	0.92%	39.61%	(7.24)%	2.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$629,698	$677,263	$845,027	$897,486	$714,447	$652,731
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	0.70%	0.64%	0.63%	0.64%	0.66%	0.66%
After expense reimbursement (recapture)(d)(e)	0.70%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	3.48%	1.52%	0.68%	0.95%	1.38%	1.17%
Portfolio turnover rate(b)	107%	32%	20%	27%	19%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class C

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.55	$12.98	$14.03	$10.39	$11.77	$14.04

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.14	0.08	(0.01)	0.03	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.14)	(1.33)	0.11	3.96	(0.94)	0.06
Total from investment operations	0.00	(1.25)	0.10	3.99	(0.86)	0.11

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.28)	(0.24)	(0.08)	(0.16)
From net realized gains	—	(2.18)	(0.87)	(0.11)	(0.44)	(2.22)
Total distributions	—	(2.18)	(1.15)	(0.35)	(0.52)	(2.38)

Net asset value, end of period	$9.55	$9.55	$12.98	$14.03	$10.39	$11.77

TOTAL RETURN(b)(c)	0.00%	(9.24)%	0.14%	38.56%	(7.97)%	1.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,583	$70,433	$107,229	$143,244	$142,846	$381,170
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(d)(e)	1.45%	1.39%	1.38%	1.39%	1.41%	1.41%
After expense reimbursement (recapture)(d)(e)	1.45%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(d)	2.78%	0.77%	(0.07)%	0.20%	0.63%	0.42%
Portfolio turnover rate(b)	107%	32%	20%	27%	19%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(d)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(e)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Portfolio Optimization Moderate Fund
Financial Highlights
Class I-2(a)

	Period ended September 30, 2023	Year ended March 31,
PER SHARE DATA:	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.05	$13.41	$14.42	$10.64	$12.05	$14.29

INVESTMENTS OPERATIONS:
Net investment income(b)	0.19	0.20	0.14	0.16	0.20	0.19
Net realized and unrealized gain (loss) on investments	(0.14)	(1.38)	0.11	4.07	(0.96)	0.04
Total from investment operations	0.05	(1.18)	0.25	4.23	(0.76)	0.23

LESS DISTRIBUTIONS FROM:
From net investment income	—	—	(0.39)	(0.34)	(0.21)	(0.25)
From net realized gains	—	(2.18)	(0.87)	(0.11)	(0.44)	(2.22)
Total distributions	—	(2.18)	(1.26)	(0.45)	(0.65)	(2.47)

Net asset value, end of period	$10.10	$10.05	$13.41	$14.42	$10.64	$12.05

TOTAL RETURN(c)(d)	0.50%	(8.39)%	1.17%	39.99%	(7.07)%	2.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,283	$21,881	$30,378	$35,732	$21,729	$26,959
Ratio of expenses to average net assets:
Before expense reimbursement (recapture)(e)(f)	0.45%	0.39%	0.38%	0.39%	0.41%	0.41%
After expense reimbursement (recapture)(e)(f)	0.45%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement (recapture)(e)	3.74%	1.77%	0.93%	1.20%	1.63%	1.42%
Portfolio turnover rate(c)	107%	32%	20%	27%	19%	41%

(a)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and do not include deduction of any applicable sales charges.
(e)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios do not include fees and expenses of the Funds in which they invest.

(f)	Annualized for periods less than one year.

See Notes to Financial Statements

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 1 – Organization

Aristotle Funds Series Trust (which may be referred to as “Aristotle Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, investment management company, and is organized as a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. Aristotle Investment Services, LLC (“AIS” or the “Adviser”) serves as investment adviser to the Trust. As of September 30, 2023, the Trust was comprised of the following nineteen separate funds (each individually a “Fund”, and collectively the “Funds”):

● Aristotle Core Income Fund

● Aristotle ESG Core Bond Fund

● Aristotle Floating Rate Income Fund

● Aristotle High Yield Bond Fund

● Aristotle Short Duration Income Fund

● Aristotle Strategic Income Fund

● Aristotle Ultra Short Income Fund

● Aristotle Core Equity Fund II

● Aristotle Growth Equity Fund

● Aristotle International Equity Fund II

● Aristotle Small Cap Equity Fund II

● Aristotle Small/Mid Cap Equity Fund

● Aristotle Value Equity Fund II

● Aristotle/Saul Global Equity Fund II

● Aristotle Portfolio Optimization Aggressive Growth Fund

● Aristotle Portfolio Optimization Conservative Fund

● Aristotle Portfolio Optimization Growth Fund

● Aristotle Portfolio Optimization Moderate Conservative Fund

● Aristotle Portfolio Optimization Moderate Fund

All of the Funds are classified and operate as diversified funds as of the date of this shareholder report under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The Aristotle Core Income Fund, Aristotle ESG Core Bond Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund are collectively the “Income Funds”. The Aristotle Core Equity Fund II, Aristotle Growth Equity Fund, Aristotle International Equity Fund II, Aristotle Small Cap Equity Fund II, Aristotle Value Equity Fund II, Aristotle/Saul Global Equity Fund II, and Aristotle Small/Mid Cap Equity Fund are collectively the “Equity Funds”. The Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund are collectively the “Portfolio Optimization Funds”.

The Aristotle Core Income Fund’s primary investment objective is to seek a high level of current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Core Income Fund acquired the assets and assumed the liabilities of the Pacific Funds Core Income, a series of Pacific Funds Series Trust.

The Aristotle ESG Core Bond Fund’s primary investment objective is to seek total return, consisting of current income and capital appreciation, while giving consideration to certain environmental, social, and governance (“ESG”) criteria. The Fund offers Class I and Class I-2 shares. Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the ESG Core Bond Fund acquired the assets and assumed the liabilities of the Pacific Funds ESG Core Bond, a series of Pacific Funds Series Trust.

The Aristotle Floating Rate Income Fund’s primary investment objective is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Floating Rate Income Fund acquired the assets and assumed the liabilities of the Pacific Funds Floating Rate Income, a series of Pacific Funds Series Trust.

The Aristotle High Yield Bond Fund’s primary investment objective is to seek a high level of current income and also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the High Yield Bond Fund acquired the assets and assumed the liabilities of the Pacific Funds High Income, a series of Pacific Funds Series Trust.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

The Aristotle Short Duration Income Fund’s primary investment objective is to seek current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Short Duration Income Fund acquired the assets and assumed the liabilities of the Pacific Funds Short Duration Income, a series of Pacific Funds Series Trust.

The Aristotle Strategic Income Fund’s primary investment objective is to seek a high level of current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Strategic Income Fund acquired the assets and assumed the liabilities of the Pacific Funds Strategic Income, a series of Pacific Funds Series Trust.

The Aristotle Ultra Short Income Fund’s primary investment objective is to seek current income consistent with capital preservation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable level of distribution and/or service fees. Class A, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Ultra Short Income Fund acquired the assets and assumed the liabilities of the Pacific Funds Ultra Short Income, a series of Pacific Funds Series Trust.

The Aristotle Core Equity Fund II’s primary investment objective is to seek long-term growth of capital. The Fund offers Class A, Class I, and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. In general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I, and Class I-2 shares are sold at net asset value without a sales charge.

The Aristotle Growth Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Growth Equity Fund acquired the assets and assumed the liabilities of the PF Growth Fund, a series of Pacific Funds Series Trust.

The Aristotle International Equity Fund II’s primary investment objective is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge.

The Aristotle Small Cap Equity Fund II’s primary investment objective is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I, Class R6, Class I-2 and Class I-3 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class R6, Class I-2 and Class I-3 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Small Cap Equity Fund acquired the assets and assumed the liabilities of the Pacific Funds Small-Cap and the Pacific Funds Small-Cap Value, both series of Pacific Funds Series Trust.

The Aristotle Small/Mid Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Small/Mid Cap Equity Fund acquired the assets and assumed the liabilities of the Pacific Funds Small/Mid-Cap, a series of Pacific Funds Series Trust.

The Aristotle Value Equity Fund II’s primary investment objective is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. As of September 30, 2023, this Fund was a shell Fund without any net assets.

The Aristotle Saul/Global Equity Fund II’s primary investment objective is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. As of September 30, 2023, this Fund was a shell Fund without any net assets.

The Aristotle Portfolio Optimization Aggressive Growth Fund’s primary investment objective is to seek high long-term capital appreciation. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Portfolio Optimization Aggressive Growth Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Aggressive Growth, a series of Pacific Funds Series Trust.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

The Aristotle Portfolio Optimization Conservative Fund’s primary investment objective is to seek current income and preservation of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Portfolio Optimization Conservative Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Conservative, a series of Pacific Funds Series Trust.

The Aristotle Portfolio Optimization Growth Fund’s primary investment objective is to seek moderately high long-term capital appreciation with low current income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Portfolio Optimization Growth Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Growth, a series of Pacific Funds Series Trust.

The Aristotle Portfolio Optimization Moderate Conservative Fund’s primary investment objective is to seek current income and moderate growth of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Portfolio Optimization Moderate Conservative Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Moderate Conservative, a series of Pacific Funds Series Trust.

The Aristotle Portfolio Optimization Moderate Fund’s primary investment objective is to seek moderate growth of capital and low to moderate income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective April 17, 2023, the Portfolio Optimization Moderate Fund acquired the assets and assumed the liabilities of the Pacific Funds Portfolio Optimization Moderate, a series of Pacific Funds Series Trust.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Valuation Procedures

AIS has been designated by the Board as the “valuation designee” pursuant to 1940 Act Rule 2a-5. The Adviser’s valuation procedures are designed to ensure accurate market valuations and consistent pricing in accordance with the Trust’s Valuation Policy and relevant SEC rules. Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares reflects its net asset value (“NAV”), which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding. For the purpose of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data from various sources detailed in the Adviser’s valuation procedures.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of the close of trading of the NYSE (typically 4:00 p.m. Eastern Time) on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day.

Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

Investment Valuation

Investments for which market quotations are readily available are valued at market value. Investments in Underlying Funds that are open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated AIS, as the valuation designee, to make fair value determinations in good faith.

In determining the fair value of a Fund’s portfolio holdings, AIS, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or a Fund’s sub-adviser. Issuer-specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Domestic Equity Investments

Domestic equity investments (including exchange-traded funds) are generally valued using the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are generally valued using the official closing price or the last reported sale price from the principal foreign exchanges. The Funds may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. With respect to foreign equity Holdings (traded in a foreign market which closes prior to the NYSE close), the values determined in accordance with the above, may be modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service or other service approved by the Valuation Oversight Committee (“VOC”), to the extent that such foreign fair values are available. Certain Funds may hold investments that are primarily listed on foreign exchanges.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using broker quotes, cost, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Foreign Forward Currency Contracts

Foreign forward currency contracts values are generally determined at the mean between the bid and offer forward rates. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A position hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated. Interpolated forward rates shall be used when the life of the contract is not the same as a life for which quotations are available.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Investments in Mutual Funds

With respect to shares of the following: registered and unregistered investment companies (including series thereof, or underlying funds held by Funds that are “funds-of-funds”), the NAV per share of the acquired fund whose time of determination coincides with the time of valuation of the Fund, provided that the NAV is published daily or provided by agents of the acquired fund that the VOC believes to be reliable.

Investment Values Determined by the Valuation Oversight Committee

The Adviser’s valuation procedures also include methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the valuation procedures provide that the value of such investments may be determined in accordance with pre-approved fair valuation methodologies (“Pre-Approved Fair Valuation Methods”). These Pre-Approved Fair Valuation Methods may include, among others, amortized cost, intrinsic value, the use of broker dealer quotes, use of purchase price, use of merger or acquisition price, use of a reference instrument.

In the event pricing data from approved sources or a Pre-Approved Fair Valuation Methods are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Charter. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Fair Value Measurements and Disclosure

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the VOC determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Funds’ assets carried at fair value:

Aristotle Core Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds*	$—	$710,814,702	$—	$710,814,702
U.S. Treasury Obligations	—	299,577,352	—	299,577,352
Bank Loans*	—	212,505,011	—	212,505,011
Asset Backed Securities	—	189,553,338	—	189,553,338
Collateralized Loan Obligations	—	101,839,402	—	101,839,402
Mortgage Backed Securities	—	46,506,182	—	46,506,182
Total Investments	$—	$1,560,795,987	$—	$1,560,795,987

Aristotle ESG Core Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds*	$—	$15,521,672	$—	$15,521,672
U.S. Treasury Obligations	—	5,205,129	—	5,205,129
Asset Backed Securities	—	2,903,273	—	2,903,273
Collateralized Loan Obligations	—	1,607,241	—	1,607,241
Mortgage Backed Securities	—	641,351	—	641,351
Total Investments	$—	$25,878,666	$—	$25,878,666

Aristotle Floating Rate Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans*	$—	$3,221,120,292	$—	$3,221,120,292
Corporate Bonds*	—	183,712,867	—	183,712,867
Exchange Traded Funds	149,749,665	—	—	149,749,665
Total Investments	$149,749,665	$3,404,833,159	$—	$3,554,582,824

Aristotle High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds*	$—	$70,941,251	$—	$70,941,251
Bank Loans*	—	7,359,089	—	7,359,089
Collateralized Loan Obligations	—	4,874,023	—	4,874,023
Exchange Traded Funds	1,223,416	—	—	1,223,416
Asset Backed Securities	—	157,565	—	157,565
Common Stocks	4,786	—	—	4,786
Total Investments	$1,228,202	$83,331,928	$—	$84,560,130

Aristotle Short Duration Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds*	$—	$495,421,251	$—	$495,421,251
Asset Backed Securities	—	179,084,856	—	179,084,856
Bank Loans*	—	155,483,952	—	155,483,952
U.S. Treasury Obligations	—	120,298,881	—	120,298,881
Collateralized Loan Obligations	—	77,993,170	—	77,993,170
Total Investments	$—	$1,028,282,110	$—	$1,028,282,110

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Aristotle Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds*	$—	$1,246,977,075	$—	$1,246,977,075
Bank Loans*	—	400,530,204	—	400,530,204
Collateralized Loan Obligations	—	77,906,596	—	77,906,596
Asset Backed Securities	—	11,915,232	—	11,915,232
Common Stocks	27,365	—	—	27,365
Total Investments	$27,365	$1,737,329,107	$—	$1,737,356,472

Aristotle Ultra Short Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds*	$—	$29,967,699	$—	$29,967,699
Collateralized Loan Obligations	—	10,608,927	—	10,608,927
Asset Backed Securities	—	3,238,762	—	3,238,762
Bank Loans*	—	2,580,935	—	2,580,935
U.S. Treasury Obligations	—	1,853,264	—	1,853,264
U.S. Treasury Bills	—	1,760,222	—	1,760,222
Total Investments	$—	$50,009,809	$—	$50,009,809

Aristotle Core Equity Fund II

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$196,694,295	$—	$—	$196,694,295
Real Estate Investment Trusts	2,538,020	—	—	2,538,020
Total Investments	$199,232,315	$—	$—	$199,232,315

Aristotle Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$198,849,760	$—	$—	$198,849,760
Exchange Traded Funds	20,370,201	—	—	20,370,201
Real Estate Investment Trusts	2,376,531	—	—	2,376,531
Total Investments	$221,596,492	$—	$—	$221,596,492

Aristotle International Equity Fund II

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$185,066,364	$—	$—	$185,066,364
Total Investments	$185,066,364	$—	$—	$185,066,364

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Aristotle Small Cap Equity Fund II

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$20,199,789	$—	$—	$20,199,789
Real Estate Investment Trusts	912,119	—	—	912,119
Exchange Traded Funds	597,205	—	—	597,205
Closed End Funds	173,692	—	—	173,692
Total Investments	$21,882,805	$—	$—	$21,882,805

Aristotle Small/Mid Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$52,240,194	$—	$—	$52,240,194
Real Estate Investment Trusts	1,443,525	—	—	1,443,525
Closed End Funds	500,160	—	—	500,160
Exchange Traded Funds	383,907	—	—	383,907
Total Investments	$54,567,786	$—	$—	$54,567,786

Aristotle Portfolio Optimization Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$133,401,672	$—	$—	$133,401,672
Exchange Traded Funds	116,188,791	—	—	116,188,791
Total Investments	$249,590,463	$—	$—	$249,590,463

Aristotle Portfolio Optimization Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$108,378,802	$—	$—	$108,378,802
Exchange Traded Funds	42,972,766	—	—	42,972,766
Total Investments	$151,351,568	$—	$—	$151,351,568

Aristotle Portfolio Optimization Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$367,759,592	$—	$—	$367,759,592
Exchange Traded Funds	247,498,606	—	—	247,498,606
Total Investments	$615,258,198	$—	$—	$615,258,198

Aristotle Portfolio Optimization Moderate Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$142,729,189	$—	$—	$142,729,189
Exchange Traded Funds	66,327,543	—	—	66,327,543
Total Investments	$209,056,732	$—	$—	$209,056,732

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Aristotle Portfolio Optimization Moderate Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$484,558,593	$—	$—	$484,558,593
Exchange Traded Funds	224,147,002	—	—	224,147,002
Total Investments	$708,705,595	$—	$—	$708,705,595

*	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.

Bank Loans

Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2023, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Aristotle Floating Rate Income Fund	$5,200,321	$5,200,321	$46,344

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses payable by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders

Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders.

Dividends on net investment income, if any, are generally distributed according to the following schedule, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders:

●	Portfolio Optimization Funds and Equity Funds – dividends, if any, are generally declared and paid annually.

●	Income Funds (except Aristotle Floating Rate Income Fund and Aristotle Ultra Short Income Fund) – dividends, if any, are generally declared and paid monthly.

●	Aristotle Floating Rate Income Fund and Aristotle Ultra Short Income Fund – dividends, if any, are generally accrued daily and paid monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the period ended September 30, 2023 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Annual Investment Advisory Fee Rate (as a percentage of average daily net assets)
Aristotle Core Income Fund	0.50%
Aristotle ESG Core Bond Fund	0.38%
Aristotle Floating Rate Income Fund	0.62%
Aristotle High Yield Bond Fund	0.60%
Aristotle Short Duration Income Fund	0.40%
Aristotle Strategic Income Fund	0.59%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Core Equity Fund II	0.50%
Aristotle Growth Equity Fund	0.55%
Aristotle International Equity Fund II	0.70%
Aristotle Small Cap Equity Fund II	0.70%
Aristotle Small/Mid Cap Equity Fund	0.70%
Aristotle Value Equity Fund II	0.69%
Aristotle/Saul Global Equity Fund II	0.78%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Portfolio Optimization Conservative Fund	0.20%
Aristotle Portfolio Optimization Growth Fund	0.20%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.20%
Aristotle Portfolio Optimization Moderate Fund	0.20%

The Adviser engages the following sub-advisers to manage the Funds (each a “Sub Adviser” and collectively the “Sub Advisers”). The Adviser pays the Sub Advisers from its advisory fees.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)

Aristotle Atlantic, located at 50 Central Avenue, Suite 750, Sarasota, Florida 34236, acts as sub-adviser to Aristotle Core Equity Fund II and Aristotle Growth Equity Fund.

Aristotle Capital Boston, LLC (“Aristotle Boston”)

Aristotle Boston, located at One Federal Street, 36th Floor, Boston, Massachusetts 02110, acts as sub-adviser to the Aristotle Small/Mid Cap Equity Fund and Aristotle Small Cap Equity Fund II.

Aristotle Capital Management, LLC (“Aristotle Capital”)

Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as sub-adviser to Aristotle International Equity Fund II, Aristotle/Saul Global Equity Fund II, and Aristotle Value Equity Fund II.

Aristotle Pacific Capital, LLC (“Aristotle Pacific”)

Aristotle Pacific, located at 840 Newport Center Drive, 7th Floor, Newport Beach, California 92660, acts as sub-adviser to Aristotle Ultra Short Income Fund, Aristotle Short Duration Income Fund, Aristotle Core Income Fund, Aristotle ESG Core Bond Fund, Aristotle Strategic Income Fund, Aristotle Floating Rate Income Fund, and Aristotle High Yield Bond Fund.

Pacific Life Fund Advisors LLC (“PLFA”)

PLFA, located at 700 Newport Center Drive, Newport Beach, California 92660, acts as sub-adviser to the Portfolio Optimization Funds.

Aristotle Investment Services, LLC (“AIS”) in its capacity as the Funds’ Administrator (AIS, in its capacity as administrator, the “Administrator”), performs certain administrative services for each of the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The Administrator receives a supervision and administration fee in return for its services. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (i) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Funds, including coordination of the services performed by the Funds’ advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Funds’ business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Income Fund
Class A	0.10%
Class C	0.10%
Class I	0.05%
Class I-2	0.05%
Aristotle ESG Core Bond Fund
Class I	0.10%
Class I-2	0.10%
Aristotle Floating Rate Income Fund
Class A	0.13%
Class C	0.13%
Class I	0.05%
Class I-2	0.13%
Aristotle High Yield Bond Fund
Class A	0.10%
Class C	0.10%
Class I	0.05%
Class I-2	0.10%
Aristotle Short Duration Income Fund
Class A	0.10%
Class C	0.10%
Class I	0.05%
Class I-2	0.10%
Aristotle Strategic Income Fund
Class A	0.10%
Class C	0.10%
Class I	0.05%
Class I-2	0.10%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class I	0.07%
Class I-2	0.07%
Aristotle Core Equity Fund II
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle International Equity Fund II
Class A	0.08%
Class I	0.08%
Class I-2	0.08%
Aristotle Small Cap Equity Fund II
Class A	0.20%
Class C	0.20%
Class I	0.20%
Class R6	0.15%
Class I-2	0.20%
Class I-3	0.20%

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Fund	Supervision and Administration Fee
Aristotle Small/Mid Cap Equity Fund
Class A	0.20%
Class C	0.20%
Class I	0.15%
Class I-2	0.20%
Aristotle Value Equity Fund II
Class A	0.09%
Class I	0.09%
Class I-2	0.09%
Aristotle Saul/Global Equity Fund II
Class A	0.08%
Class I	0.08%
Class I-2	0.08%
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%

The Adviser has contractually agreed that to the extent that the aggregate expenses (the “Expenses”) incurred by a Fund, including but not limited to organizational and offering costs and the Fees (but excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), exceed on an annual basis the amount specified below, AIS shall waive its fees under either or both of the Supervision and Administration Agreement and Advisory Agreement in an amount equal to such excess amount so that the Expenses incurred by a Fund in any fiscal year do not exceed the Expense Limit. Waived expenses are not subject to future recoupment.

		Total Limit on Annual Operating Expenses†
Fund	Agreement Expires	Class A	Class C	Class I	Class R6	Class I-2	Class I-3
Aristotle Core Income Fund	July 31, 2025	0.85%	1.60%	0.55%	—	0.55%	—
Aristotle ESG Core Bond Fund	July 31, 2025	—	—	0.48%	—	0.48%	—
Aristotle Floating Rate Income Fund	July 31, 2025	1.02%	1.77%	0.72%	—	0.77%	—
Aristotle High Yield Bond Fund	July 31, 2025	0.95%	1.70%	0.65%	—	0.70%	—
Aristotle Short Duration Income Fund	July 31, 2025	0.75%	1.50%	0.45%	—	0.50%	—
Aristotle Strategic Income Fund	July 31, 2025	0.94%	1.69%	0.64%	—	0.69%	—
Aristotle Ultra Short Income Fund	July 31, 2025	0.57%	—	0.32%	—	0.32%	—
Aristotle Core Equity Fund II	July 31, 2026	—	—	—	—	0.65%	—

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

		Total Limit on Annual Operating Expenses†
Fund	Agreement Expires	Class A	Class C	Class I	Class R6	Class I-2	Class I-3
Aristotle Growth Equity Fund	July 31, 2025	—	—	0.70%	—	—	—
Aristotle International Equity Fund II	July 31, 2026	—	—	—	—	0.78%	—
Aristotle Small Cap Equity Fund II	July 31, 2025	1.20%	1.95%	0.90%*	0.85%	0.90%**	0.90%
Aristotle Small/Mid Cap Equity Fund	July 31, 2025	1.20%	1.95%	0.85%	—	0.95%	—
Aristotle Value Equity Fund II	July 31, 2026	—	—	—	—	0.69%	—
Aristotle Saul/Global Equity Fund II	July 31, 2026	—	—	—	—	0.78%	—
Aristotle Portfolio Optimization Aggressive Growth Fund	July 31, 2025	1.26%	2.01%	—	—	1.01%	—
Aristotle Portfolio Optimization Conservative Fund	July 31, 2025	1.22%	1.97%	—	—	0.97%	—
Aristotle Portfolio Optimization Growth Fund	July 31, 2025	1.25%	2.00%	—	—	1.00%	—
Aristotle Portfolio Optimization Moderate Conservative Fund	July 31, 2025	1.22%	1.97%	—	—	0.97%	—
Aristotle Portfolio Optimization Moderate Fund	July 31, 2025	1.23%	1.98%	—	—	0.98%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective September 1, 2023, the Small Cap Equity Fund II Class I changed expense limits from 0.95% to 0.90%.
**	See subsequent event note on a merger occurring in this class.

Note 4 – FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2023, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2023:

		Distributable Earning		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Aristotle Core Income Fund	$(34,717,151)	$512,535	$—	$—	$—	$—	$—
Aristotle ESG Core Bond Fund	(1,211,112)	258	—	—	—	—	—
Aristotle Floating Rate Income Fund	(181,330,884)	3,874,345	—	—	—	—	—
Aristotle High Yield Bond Fund	(15,208,905)	—	—	—	—	—	—
Aristotle Short Duration Income Fund	(12,907,799)	115,884	—	—	—	—	—
Aristotle Strategic Income Fund	(53,477,083)	578,091	—	—	—	—	—
Aristotle Ultra Short Income Fund	(128,750)	17	—	—	—	—	—
Aristotle Growth Equity Fund	—	21,552	6,914,246	—	—	—	—
Aristotle Small Cap Equity Fund II	(2,003,919)	27,485	—	—	—	—	—
Aristotle Small/Mid Cap Equity Fund	—	617,937	8,321,896	—	—	—	—
Aristotle Portfolio Optimization Aggressive Growth Fund	—	1,212,150	3,245,439	—	—	—	—
Aristotle Portfolio Optimization Conservative Fund	(6,791,043)	4,932,819	—	—	—	—	—
Aristotle Portfolio Optimization Growth Fund	—	6,481,696	2,104,118	—	—	—	—
Aristotle Portfolio Optimization Moderate Conservative Fund	(8,622,434)	5,591,090	—	—	—	—	—
Aristotle Portfolio Optimization Moderate Fund	(17,665,139)	12,160,226	—	—	—	—	—

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2023 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2023:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss	Capital Loss Carryover Utilized During the Year Ended
Fund	Short Term	Long Term	Carryover	March 31, 2023
Aristotle Core Income Fund	$(16,831,625)	$(17,885,526)	$(34,717,151)	$—
Aristotle ESG Core Bond Fund	(598,549)	(612,563)	$(1,211,112)	$—
Aristotle Floating Rate Income Fund	(49,322,834)	(132,008,050)	$(181,330,884)	$—
Aristotle High Yield Bond Fund	(4,513,912)	(10,694,993)	$(15,208,905)	$—
Aristotle Short Duration Income Fund	(5,236,231)	(7,671,568)	$(12,907,799)	$—
Aristotle Strategic Income Fund	(17,197,817)	(36,279,266)	$(53,477,083)	$—
Aristotle Ultra Short Income Fund	(107,784)	(20,966)	$(128,750)	$—
Aristotle Small Cap Equity Fund II	(2,003,919)	—	$(2,003,919)	$—
Aristotle Portfolio Optimization Conservative Fund	(2,048,433)	(4,742,610)	$(6,791,043)	$—
Aristotle Portfolio Optimization Moderate Conservative Fund	(3,189,997)	(5,432,437)	$(8,622,434)	$—
Aristotle Portfolio Optimization Moderate Fund	(17,665,139)	—	$(17,665,139)	$—

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of March 31, 2023, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Aristotle Core Income Fund	$1,023,748,072	$3,911,156	$(83,713,285)	$(79,802,129)	$—	$(79,802,129)
Aristotle ESG Core Bond Fund	28,889,619	71,937	(2,885,012)	$(2,813,075)	—	$(2,813,075)
Aristotle Floating Rate Income Fund	3,747,740,081	10,264,337	(151,890,231)	$(141,625,894)	—	$(141,625,894)
Aristotle High Yield Bond Fund	85,042,765	416,794	(7,672,175)	$(7,255,381)	(172)	$(7,255,553)
Aristotle Short Duration Income Fund	1,033,597,071	2,152,506	(30,056,784)	$(27,904,278)	—	$(27,904,278)
Aristotle Strategic Income Fund	1,577,467,277	4,565,438	(117,135,688)	$(112,570,250)	(1,712)	$(112,571,962)
Aristotle Ultra Short Income Fund	63,910,833	55,041	(347,106)	$(292,065)	1	$(292,064)
Aristotle Growth Equity Fund	102,574,831	44,675,399	(850,016)	$43,825,383	11	$43,825,394
Aristotle Small Cap Equity Fund II	9,319,985	2,527,936	(861,616)	$1,666,320	—	$1,666,320
Aristotle Small/Mid Cap Equity Fund	79,290,860	20,979,953	(8,947,294)	$12,032,659	—	$12,032,659
Aristotle Portfolio Optimization Aggressive Growth Fund	290,345,201	8,527,912	(32,252,018)	$(23,724,106)	—	$(23,724,106)
Aristotle Portfolio Optimization Conservative Fund	181,782,806	1,813,924	(13,179,676)	$(11,365,752)	—	$(11,365,752)
Aristotle Portfolio Optimization Growth Fund	708,282,471	24,364,710	(65,088,450)	$(40,723,740)	—	$(40,723,740)
Aristotle Portfolio Optimization Moderate Conservative Fund	248,919,246	2,645,946	(20,355,397)	$(17,709,451)	—	$(17,709,451)
Aristotle Portfolio Optimization Moderate Fund	805,698,823	17,305,097	(52,856,927)	$(35,551,830)	—	$(35,551,830)

(1)

The difference between the total cost of invesments on tax basis and invesments, at cost, as presented in the Statement of Assets and Liabilities is primarily due to wash sale loss deferrals, investments in passive foreign investment companies, straddle loss deferrals, partnerships, defaulted securities, and differing treatments for sale-buyback financing transactions and U.S. Treasury Inflation Protected Securities.

(2)	Other includes net appreciation or depreciation on derivatives, short sales, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2019.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2023 and March 31, 2022 were as follows:

	For the Year Ended March 31, 2023			For the Year Ended March 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Income Fund	$27,227,189	$—	$27,227,189	$30,847,639	$16,399,705	$47,247,344
Aristotle ESG Core Bond Fund	583,386	—	583,386	315,297	—	315,297
Aristotle Floating Rate Income Fund	276,118,537	—	276,118,537	104,455,304	—	104,455,304
Aristotle High Yield Bond Fund	6,230,519	—	6,230,519	7,738,747	—	7,738,747
Aristotle Short Duration Income Fund	25,596,728	—	25,596,728	18,664,157	7,553,957	26,218,114
Aristotle Strategic Income Fund	63,781,346	5,752,429	69,533,775	42,035,248	11,278,290	53,313,538
Aristotle Ultra Short Income Fund	1,407,993	—	1,407,993	299,573	48,968	348,541
Aristotle Growth Equity Fund	—	37,976,618	37,976,618	731,645	21,388,699	22,120,344
Aristotle Small Cap Equity Fund II	—	—	—	—	1,116,905	1,116,905
Aristotle Small/Mid Cap Equity Fund	—	37,080,431	37,080,431	—	20,392,724	20,392,724
Aristotle Portfolio Optimization Aggressive Growth Fund	—	69,949,540	69,949,540	9,554,507	25,218,335	34,772,842
Aristotle Portfolio Optimization Conservative Fund	343,974	11,118,430	11,462,404	5,505,199	4,099,284	9,604,483
Aristotle Portfolio Optimization Growth Fund	—	140,125,011	140,125,011	22,040,493	66,517,270	88,557,763
Aristotle Portfolio Optimization Moderate Conservative Fund	499	28,911,564	28,912,063	7,502,753	14,169,221	21,671,974
Aristotle Portfolio Optimization Moderate Fund	493	146,282,178	146,282,671	25,611,893	62,568,898	88,180,791

Note 5 – Distribution and Service Plan

Class A shares and Class C shares have adopted a Distribution and Service Plan in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act. For the period ended September 30, 2023, distribution and service fees incurred are disclosed on the Statements of Operations. The Plan provides for the payment of distribution and service fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

Note 6 – Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties of the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fund of Funds

The Portfolio Optimization Conservative Fund, Portfolio Optimization Moderate Conservative Fund, Portfolio Optimization Moderate Fund, Portfolio Optimization Growth Fund and Portfolio Optimization Aggressive Growth Fund each operate as a “Fund of Funds,” by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the Adviser and unaffiliated ETFs (“Underlying Funds”). The allocation of the Funds’ assets between underlying funds sub-advised by an affiliate of the Adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances within the asset breakout shown below in Underlying Funds. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges below. The Adviser believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Adviser or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

Broad Asset Class Allocations
	Debt	Equity
Aristotle Portfolio Optimization Conservative Fund	70-85%	15-30%
Aristotle Portfolio Optimization Moderate Conservative Fund	50-70%	30-50%
Aristotle Portfolio Optimization Moderate Fund	30-50%	50-70%
Aristotle Portfolio Optimization Growth Fund	15-30%	70-85%
Aristotle Portfolio Optimization Aggressive Growth Fund	0-15%	85-100%

Aristotle Portfolio Optimization Conservative Fund

Transactions with Affiliates

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund II - Class I*	$—	$5,678,347	$(1,091,745)	$57,936	$139,337	$4,783,875	$—	$—	464,454
Aristotle Core Income Fund - Class I**	12,954,697	73,311,526	(25,765,571)	(754,620)	(2,070,848)	57,675,184	—	1,507,214	6,228,422
Aristotle Floating Rate Income Fund - Class I**	4,330,270	4,479,317	(6,486,338)	(52,964)	66,394	2,336,679	161,108	(40)	247,006
Aristotle Growth Equity Fund - Class I**	4,789,510	2,434,588	(1,391,281)	(327,773)	752,809	6,257,853	—	—	474,799
Aristotle High Yield Bond Fund - Class I**	7,722,052	1,204,437	(2,790,835)	140,907	(209,111)	6,067,450	—	221,339	687,919
Aristotle International Equity Fund II - Class I*	—	5,145,770	(595,132)	(2,950)	(146,448)	4,401,240	—	—	452,802
Aristotle Short Duration Income Fund - Class I**	—	30,814,997	(3,797,642)	(5,632)	(155,202)	26,856,521	—	556,332	2,701,863
PF Emerging Markets Debt - Class P	4,262,568	—	(4,288,599)	(190,882)	216,913	—	—	—	—
PF Emerging Markets - Class P	1,738,909	4,100	(1,773,206)	29,682	515	—	4,100	—	—
PF Inflation Managed - Class P	7,619,544	—	(7,654,866)	(3,113)	38,435	—	—	—	—
PF International Growth - Class P	437,993	—	(447,418)	25,019	(15,594)	—	—	—	—
PF International Value - Class P	2,031,157	5,737	(2,086,599)	118,011	(68,306)	—	5,737	—	—
PF Large-Cap Value - Class P	8,065,481	598,679	(8,181,605)	411,085	(893,640)	—	598,679	—	—
PF Managed Bond - Class P	66,252,605	27,221	(66,282,212)	(6,755,359)	6,757,745	—	27,221	—	—
PF Multi-Asset - Class P	18,929,165	385,685	(19,092,906)	(210,000)	(11,944)	—	385,685	—	—
PF Real Estate - Class P	1,784,671	44,744	(1,767,173)	(406,727)	344,485	—	44,744	—	—
PF Short Duration Bond - Class P	28,627,493	242,408	(28,661,091)	(821,095)	612,285	—	242,408	—	—
PF Small-Cap Value - Class P	870,939	48,916	(860,903)	42,416	(101,368)	—	48,916	—	—
	$170,417,054	$124,426,472	$(183,015,122)	$(8,706,059)	$5,256,457	$108,378,802	$1,518,598	$2,284,845	$11,257,265

*	The Aristotle Core Equity Fund II Class I and the Aristotle International Equity Fund II Class I reflect activity from the inception date of April 17, 2023 through September 30, 2023.
**

Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Moderate Conservative Fund

Transactions with Affiliates

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund II - Class I*	$—	$14,653,243	$(2,503,584)	$137,221	$368,671	$12,655,551	$—	$—	1,228,694
Aristotle Core Income Fund - Class I**	14,499,588	84,746,109	(29,005,172)	(824,868)	(2,541,578)	66,874,079	—	1,753,971	7,221,823
Aristotle Floating Rate Income Fund - Class I**	5,816,367	2,581,081	(5,187,248)	(48,900)	89,069	3,250,369	199,538	—	343,591
Aristotle Growth Equity Fund - Class I**	7,749,474	7,041,691	(4,292,461)	(975,081)	3,198,663	12,722,286	—	—	965,272
Aristotle High Yield Bond Fund - Class I**	10,412,163	606,540	(1,428,918)	(108,600)	15,795	9,496,980	—	315,711	1,076,755
Aristotle International Equity Fund II - Class I*	—	17,499,059	(1,684,007)	(8,398)	(495,725)	15,310,929	—	—	1,575,198
Aristotle Short Duration Income Fund - Class I**	—	27,580,687	(5,009,296)	(18,845)	(133,550)	22,418,996	—	472,374	2,255,432
PF Emerging Markets Debt - Class P	5,747,558	—	(5,782,667)	(330,238)	365,347	—	—	—	—
PF Emerging Markets - Class P	4,689,335	11,090	(4,782,006)	112,463	(30,882)	—	11,090	—	—
PF Inflation Managed - Class P	7,990,966	—	(8,027,966)	(121,119)	158,119	—	—	—	—
PF International Growth - Class P	1,889,805	—	(1,930,575)	(53,783)	94,553	—	—	—	—
PF International Value - Class P	4,286,594	12,144	(4,403,881)	642,666	(537,523)	—	12,144	—	—
PF Large-Cap Value - Class P	11,111,311	827,301	(11,271,486)	1,235,162	(1,902,288)	—	827,301	—	—
PF Managed Bond - Class P	74,124,307	30,553	(74,157,088)	(8,504,844)	8,507,072	—	30,553	—	—
PF Multi-Asset - Class P	50,808,832	1,036,925	(51,249,117)	(2,849,597)	2,252,957	—	1,036,925	—	—
PF Real Estate - Class P	3,609,425	90,770	(3,573,953)	(131,902)	5,660	—	90,770	—	—
PF Short Duration Bond - Class P	26,112,623	221,828	(26,143,257)	(432,625)	241,431	—	221,828	—	—
PF Small-Cap Growth - Class P	1,187,130	—	(1,193,631)	54,583	(48,082)	—	—	—	—
PF Small-Cap Value - Class P	1,174,317	66,163	(1,160,789)	(118,041)	38,350	—	66,163	—	—
	$231,209,795	$157,005,184	$(242,787,102)	$(12,344,746)	$9,646,060	$142,729,190	$2,496,312	$2,542,056	14,666,765

*	The Aristotle Core Equity Fund II Class I and the Aristotle International Equity Fund II Class I reflect activity from the inception date of April 17, 2023 through September 30, 2023.
**

Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Moderate Fund

Transactions with Affiliates

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund II - Class I*	$—	$82,152,899	$(11,974,479)	$631,606	$2,124,302	$72,934,328	$—	$—	7,081,003
Aristotle Core Income Fund - Class I**	28,717,154	184,567,729	(72,108,597)	(2,001,252)	(4,864,420)	134,310,614	—	3,510,863	14,504,386
Aristotle Floating Rate Income Fund - Class I**	11,594,443	12,022,699	(19,890,394)	(97,295)	74,085	3,703,538	335,934	—	391,495
Aristotle Growth Equity Fund - Class I**	71,501,607	20,906,049	(10,942,824)	(1,089)	5,390,423	86,854,166	—	—	6,589,846
Aristotle High Yield Bond Fund - Class I**	26,801,969	5,470,566	(6,811,576)	(700,802)	490,473	25,250,630	—	806,684	2,862,883
Aristotle International Equity Fund II - Class I*	—	67,585,380	(6,402,232)	(16,064)	(1,843,776)	59,323,308	—	—	6,103,221
Aristotle Short Duration Income Fund - Class I**	—	113,649,469	(10,839,958)	(18,085)	(609,417)	102,182,009	—	2,022,659	10,279,880
PF Emerging Markets Debt - Class P	11,413,082	—	(11,482,790)	(529,619)	599,327	—	—	—	—
PF Emerging Markets - Class P	15,519,324	36,730	(15,826,439)	1,414,556	(1,144,171)	—	36,730	—	—
PF Inflation Managed - Class P	11,334,388	—	(11,386,843)	(828,358)	880,813	—	—	—	—
PF International Growth - Class P	5,472,496	—	(5,590,629)	(191,291)	309,424	—	—	—	—
PF International Value - Class P	17,338,697	49,156	(17,813,375)	2,237,826	(1,812,304)	—	49,156	—	—
PF Large-Cap Value - Class P	61,418,565	4,576,145	(62,304,855)	3,329,110	(7,018,965)	—	4,576,145	—	—
PF Managed Bond - Class P	148,020,343	61,056	(148,084,541)	(16,028,581)	16,031,723	—	61,056	—	—
PF Multi-Asset - Class P	231,986,731	4,736,523	(233,998,405)	(17,456,273)	14,731,424	—	4,736,523	—	—
PF Real Estate - Class P	11,945,415	300,613	(11,828,135)	594,586	(1,012,479)	—	300,613	—	—
PF Short Duration Bond - Class P	101,452,141	862,454	(101,570,696)	(1,385,850)	641,951	—	862,454	—	—
PF Small-Cap Growth - Class P	7,857,717	—	(7,900,968)	1,662,931	(1,619,680)	—	—	—	—
PF Small-Cap Value - Class P	7,772,921	438,260	(7,683,549)	(964,206)	436,574	—	438,260	—	—
	$770,146,993	$497,415,728	$(774,441,285)	$(30,348,150)	$21,785,307	$484,558,593	$11,396,871	$6,340,206	47,812,714

*	The Aristotle Core Equity Fund II Class I and the Aristotle International Equity Fund II Class I reflect activity from the inception date of April 17, 2023 through September 30, 2023.
**

Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Growth Fund

Transactions with Affiliates

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund II - Class I*	$—	$82,533,591	$(11,773,037)	$588,854	$2,140,482	$73,489,890	$—	$—	7,134,941
Aristotle Core Income Fund - Class I**	13,315,995	88,101,385	(35,930,238)	(824,344)	(2,363,179)	62,299,619	—	1,622,599	6,727,821
Aristotle Floating Rate Income Fund - Class I**	6,665,130	10,230,182	(16,815,248)	(74,341)	(5,723)	—	152,760	4,322	—
Aristotle Growth Equity Fund - Class I**	33,067,190	55,794,580	(14,171,912)	394,288	4,717,120	79,801,266	—	—	6,054,724
Aristotle High Yield Bond Fund - Class I**	13,164,279	1,475,878	(1,929,649)	(166,419)	38,785	12,582,874	—	410,200	1,426,630
Aristotle International Equity Fund II - Class I*	—	91,391,726	(9,829,390)	(13,497)	(2,430,271)	79,118,568	—	—	8,139,770
Aristotle Short Duration Income Fund - Class I**	—	75,240,449	(14,359,397)	(53,273)	(360,404)	60,467,375	—	1,224,879	6,083,237
PF Emerging Markets Debt - Class P	6,540,091	—	(6,580,039)	(303,577)	343,525	—	—	—	—
PF Emerging Markets - Class P	23,344,619	55,196	(23,806,247)	1,434,154	(1,027,722)	—	55,196	—	—
PF Inflation Managed - Class P	6,494,874	—	(6,524,929)	(433,315)	463,370	—	—	—	—
PF International Growth - Class P	4,031,950	—	(4,118,903)	(713,270)	800,223	—	—	—	—
PF International Small-Cap - Class P	6,682,683	89,639	(6,764,403)	818,793	(826,712)	—	89,639	—	—
PF International Value - Class P	14,226,516	40,294	(14,615,623)	5,629,466	(5,280,653)	—	40,294	—	—
PF Large-Cap Value - Class P	29,591,040	2,202,620	(30,017,792)	4,827,973	(6,603,841)	—	2,202,620	—	—
PF Managed Bond - Class P	67,488,648	27,810	(67,517,791)	(5,155,017)	5,156,350	—	27,810	—	—
PF Multi-Asset - Class P	337,761,631	6,896,653	(340,690,424)	(48,485,553)	44,517,693	—	6,896,653	—	—
PF Real Estate - Class P	10,267,646	258,144	(10,166,923)	5,595,053	(5,953,920)	—	258,144	—	—
PF Short Duration Bond - Class P	61,364,329	521,135	(61,435,997)	(626,165)	176,698	—	521,135	—	—
PF Small-Cap Growth - Class P	13,508,206	—	(13,582,266)	1,511,430	(1,437,370)	—	—	—	—
PF Small-Cap Value - Class P	20,043,904	1,129,003	(19,813,252)	(1,687,318)	327,663	—	1,129,003	—	—
	$667,558,731	$415,988,285	$(710,443,460)	$(37,736,078)	$32,392,114	$367,759,592	$11,373,254	$3,262,001	35,567,123

*	The Aristotle Core Equity Fund II Class I and the Aristotle International Equity Fund II Class I reflect activity from the inception date of April 17, 2023 through September 30, 2023.
**

Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Aristotle Portfolio Optimization Aggressive Growth Fund

Transactions with Affiliates

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Equity Fund II - Class I*	$—	$42,940,385	$(5,501,773)	$244,541	$1,130,960	$38,814,113	$—	$—	3,768,360
Aristotle Core Income Fund - Class I**	1,937,451	12,801,504	(5,191,497)	(90,789)	(328,735)	9,127,934	—	232,824	985,738
Aristotle Floating Rate Income Fund - Class I**	1,329,126	2,718,944	(4,028,234)	(18,428)	(1,408)	—	37,157	(2,630)	—
Aristotle Growth Equity Fund - Class I**	29,090,122	14,255,528	(9,755,604)	(235,419)	3,169,122	36,523,749	—	—	2,771,149
Aristotle High Yield Bond Fund - Class I**	2,617,630	2,921,885	(1,678,153)	(144)	(20,360)	3,840,858	—	97,449	435,471
Aristotle International Equity Fund II - Class I*	—	39,952,676	(5,558,917)	28,751	(984,719)	33,437,791	—	—	3,440,102
Aristotle Short Duration Income Fund - Class I**	—	13,212,704	(1,483,595)	(2,399)	(69,483)	11,657,227	—	236,203	1,172,759
PF Emerging Markets Debt - Class P	2,600,912	—	(2,616,806)	(89,064)	104,958	—	—	—	—
PF Emerging Markets - Class P	10,609,946	24,943	(10,819,118)	758,106	(573,877)	—	24,943	—	—
PF International Growth - Class P	6,948,122	—	(7,097,225)	(1,089,917)	1,239,020	—	—	—	—
PF International Small-Cap - Class P	3,986,358	53,163	(4,034,761)	534,949	(539,709)	—	53,163	—	—
PF International Value - Class P	4,310,449	12,140	(4,427,869)	2,103,067	(1,997,787)	—	12,140	—	—
PF Large-Cap Value - Class P	19,924,701	1,474,684	(20,211,374)	1,033,266	(2,221,277)	—	1,474,684	—	—
PF Managed Bond - Class P	9,631,621	3,945	(9,635,757)	(21,249)	21,440	—	3,945	—	—
PF Multi-Asset - Class P	133,912,215	2,729,107	(135,070,929)	(23,036,651)	21,466,258	—	2,729,107	—	—
PF Real Estate - Class P	6,805,298	170,132	(6,738,867)	2,063,988	(2,300,551)	—	170,132	—	—
PF Short Duration Bond - Class P	11,559,924	97,588	(11,573,418)	(158,588)	74,494	—	97,588	—	—
PF Small-Cap Growth - Class P	9,400,788	—	(9,451,705)	(652,278)	703,195	—	—	—	—
PF Small-Cap Value - Class P	11,956,432	669,539	(11,818,873)	(1,443,791)	636,693	—	669,539	—	—
	$266,621,095	$134,038,867	$(266,694,475)	$(20,072,049)	$19,508,234	$133,401,672	$5,272,398	$563,846	12,573,579

*	The Aristotle Core Equity Fund II Class I and the Aristotle International Equity Fund II Class I reflect activity from the inception date of April 17, 2023 through September 30, 2023.
**

Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Note 8 – Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Adviser, with the assistance of the sub-advisers and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

Note 9 – Foreign Securities

For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

Foreign Currency

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Note 10 – Investment Transactions

Investment Transactions

For the period ended September 30, 2023, purchases and sales of investments were as follows:

	Purchases	Sales
Aristotle Core Income Fund	$995,354,429	$214,788,660
Aristotle ESG Core Bond Fund	$6,077,094	$3,507,139
Aristotle Floating Rate Income Fund	$2,177,215,552	$2,164,144,426
Aristotle High Yield Bond Fund	$36,536,626	$24,100,661
Aristotle Short Duration Income Fund	$489,285,719	$438,875,108
Aristotle Strategic Income Fund	$771,796,103	$377,763,769
Aristotle Ultra Short Income Fund	$22,226,734	$25,241,638
Aristotle Core Equity Fund II	$234,398,367	$42,087,240

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

	Purchases	Sales
Aristotle Growth Equity Fund	$202,919,484	$140,187,745
Aristotle International Equity Fund II	$212,354,731	$19,908,696
Aristotle Small Cap Equity Fund II	$24,647,047	$29,478,155
Aristotle Small/Mid Cap Equity Fund	$80,978,936	$113,994,919
Aristotle Portfolio Optimization Aggressive Growth Fund	$267,582,138	$281,772,994
Aristotle Portfolio Optimization Conservative Fund	$178,253,573	$192,760,412
Aristotle Portfolio Optimization Growth Fund	$734,895,666	$776,680,786
Aristotle Portfolio Optimization Moderate Conservative Fund	$239,698,997	$256,162,080
Aristotle Portfolio Optimization Moderate Fund	$802,205,576	$849,767,184

Included in these amounts were the following purchases and sales of U.S. Government Securities:

	Purchases	Sales
Aristotle Core Income Fund	$232,218,069	$13,750,357
Aristotle ESG Core Bond Fund	$1,349,969	$39,264
Aristotle Short Duration Income Fund	$116,068,866	$33,761,759
Aristotle Strategic Income Fund	$54,130,274	$52,866,171
Aristotle Ultra Short Income Fund	$2,470,117	$2,564,118

Note 11 – Reorganization

Merger of Pacific Funds Small-Cap and Pacific Funds Small-Cap Value

Effective April 17, 2023, Pacific Funds Small-Cap (Predecessor Fund) was deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights of the Small Cap Equity Fund II reflects the operation of the Predecessor Fund for the periods prior to the reorganization date.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of the reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Predecessor Fund was as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation
$10,885,137	$10,891,885	$1,768,153

At the date of reorganization, fund shares outstanding totaled 833,700 for the Predecessor Fund

In connection with the reorganization, the net assets of the Pacific Funds Small-Cap and Pacific Funds Small-Cap Value (the “Acquired Funds”) were acquired by the Small Cap Equity Fund II (the “Acquiring Fund”) on April 17, 2023. The Acquiring Fund commenced operations on April 17, 2023. The acquisition was accomplished by a tax-free exchange of all shares of the Acquired Funds for shares of the Small Cap Equity Fund II as described in the prior table. For financial reporting purposes, the Predecessor Fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of Pacific Funds Small-Cap Value. The assets received and shares issued by the Acquiring Fund were recorded at fair value; and, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Acquired Funds on the merger date are included below:

Acquired Funds
Pacific Funds Small-Cap
Class A
Net Assets	$1,699,489
Shares Outstanding	131,914
Net asset value	$12.88
Class C
Net Assets	$549,842
Shares Outstanding	44,668
Net asset value	$12.31

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Acquired Funds
Class I-2
Net Assets	$7,592,934
Shares Outstanding	574,873
Net asset value	$13.21
Class R6
Net Assets	$1,042,872
Shares Outstanding	82,246
Net asset value	$12.68
Investments at fair value	$10,891,885
Unrealized appreciation	$1,768,153
Tax capital loss carryforward	$(2,003,919)
Pacific Funds Small-Cap Value
Class A
Net Assets	$2,601,268
Shares Outstanding	250,833
Net asset value	$10.37
Class C
Net Assets	$447,744
Shares Outstanding	44,706
Net asset value	$10.02
Class I-2
Net Assets	$13,199,397
Shares Outstanding	1,257,828
Net asset value	$10.49
Class R6
Net Assets	$632,876
Shares Outstanding	59,894
Net asset value	$10.57
Investments at fair value	$16,975,579
Unrealized appreciation	$1,535,561
Tax capital loss carryforward	$(37,379)

Acquiring Fund
Net assets immediately prior to merger	$—
Net assets immediately after merger	$24,035,530
Class A
Fund shares issued in exchange for Acquired Funds	201,910
Exchange rate for shares issued	0.805
Class C
Fund shares issued in exchange for Acquired Funds	36,374
Exchange rate for shares issued	0.814
Class I-2
Fund shares issued in exchange for Acquired Funds	999,346
Exchange rate for shares issued	0.795
Class R6
Fund shares issued in exchange for Acquired Funds	49,911
Exchange rate for shares issued	0.833

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that had been included in the Acquiring Fund’s statement of operations since April 17, 2023.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Assuming the merger had been completed on April 1, 2023, the beginning of the reporting period of the Small Cap Equity Fund II, the Small Cap Equity Fund II’s pro forma results of operations for the period ended September 30, 2023, are as follows:

Net investment gain/loss	$67,028
Net realized and unrealized gain/loss on investments	$(951,136)
Total increase/decrease from operations	$(884,108)

Note 12 – Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Funds have established an uncommitted line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral, for all Funds except the Floating Rate Income Fund, shell funds and funds utilized only for Portfolio Optimization investments. Advances under the uncommitted LoC are limited to the lesser of the facility amount of $400,000,000, 20% of the Borrowing Fund’s market value, or 33 1/3% of the Borrowing Fund’s unencumbered assets. The uncommitted LoC has drawn pricing of the Prime Rate minus 1%.

The Floating Rate Income Fund (the “Fund”) has established a committed LoC with certain leaders that is administered by USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Advances under the committed line of credit facility would be limited to $275,000,000. The commited line of credit has drawn pricing of the overnight rate + 120 basis points (“bps”) (10 bp credit spread adjustment) and a commitment fee of 20 basis points.

The aggregate outstanding principal balance of all Loans and other borrowings shall not exceed:

●	The maximum amount permitted to be borrowed by the Borrower under the Borrower’s fundamental policies and operating policies

●

The maximum amount permitted to be lent to the Borrower under the intercreditor agreement and in conformity with applicable law and with the regulations of the Board of Governors of the Federal Reserve System.

●	20% (or such lower percentage as may be stated in the Borrower’s offering documents) of the Adjusted Total Net Assets of the Borrower.

The Funds did not draw on either LoC during the period ended September 30, 2023.

On November 21, 2023, the Floating Rate Income Fund renewed the committed LoC through November 19, 2024. Advances under the renewed committed LoC would be limited to $225,000,000. The renewed line has a commitment fee of 30 bps.

Note 13 – Directors & Officers Note

Management Information

The business and affairs of the Trust are managed under the direction of the Board under the Trust’s Declaration of the Trust. Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Certain Trustees and officers are deemed to be “interested persons” of the Trust and thus are referred to as “Interested Persons” because of their positions with the AIS and/or a Manager or their affiliates. The Trustees and officers of the Trust and their principal occupations during the past five years as well as certain additional occupational information are shown below. The address of each Trustee and officer is c/o Aristotle Funds, 11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025. None of the Trustees hold directorships in companies that file periodic reports with the SEC or in other investment companies, other than those listed below.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

I. Trustees

The following table sets out the Trustees of the Trust, their principal occupations and the other trusteeships held during the last five years, and certain other information:

Name and Year of Birth	Position(s) with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) and Other Trusteeships Held During Past 5 Years	Number of Funds in Fund Complex Overseen
Independent Trustees
Joseph Chi 1966	Trustee	2022 to Present	Head of Responsible Investment of Dimensional Fund Advisors (2019 to 2021) Vice President and Senior Portfolio Manager, Dimensional Fund Advisors (March 2019 to October 2019) Chair of Investment Committee and Co-Head of Portfolio Management, Dimensional Fund Advisors (2012 to March 2019)	19
Wendy Greuel 1961	Trustee	2022 to Present	Executive in Residence and Strategic Advisor, California State University, Northridge, David Nazarian College of Business and Economics (2016 to Present) Consultant and Vice Chairperson, Discovery Cube Los Angeles, Discovery Cube Los Angeles (2014 to Present) Director, Fisker Inc. (2020 to Present)	19
Warren Henderson 1949	Trustee (Chair)	2022 to Present	President, Mosaic Global Partners (2002 to Present) President, Mosaic Investment Advisors (2002 to Present) Advisory Board Member, Intercontinental Real Estate Corporation (2003 to Present)	19
Dennis R. Sugino 1952	Trustee	2022 to Present	Founder, Kansa Advisory, LLC (2017 to Present)	19
Interested Trustees
Richard Schweitzer 1964	Trustee and President	2022 to Present	Chief Financial Officer and Chief Operating Officer of Aristotle Capital Management LLC (July 2011 to Present)	19

1	A Trustee serves until he or she resigns, retires, or his or her successor has been duly elected and qualified.

II. Trust Officers

The following table sets out the officers of the Trust (other than those listed above), their principal occupations during the last five years, and certain other information:

Name and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) and Other Trusteeships Held During Past 5 Years
Joanne Chyun 1978	Assistant Treasurer and Vice President	2023 to Present

Senior Vice President of Aristotle Pacific Capital, LLC and Aristotle Investment Services, LLC (April 2023 to present)

Senior Vice President of Pacific Asset Management LLC (March 2018 to April 2023)

Associate Vice President of PAAMCO Prisma (December 2006 to September 2017)

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Name and Year of Birth	Position(s) with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) and Other Trusteeships Held During Past 5 Years
Thomas J. Fuccillo 1968	Vice President, Chief Compliance Officer and Chief Legal Officer	2023 to Present

Managing Director and Chief Legal Officer of Aristotle Investment Services, LLC (January 2023 to present)

Senior Attorney, Ropes & Gray LLP (law firm) (May 2022 to December 2022)

President, and Chief Executive Officer (April 2016 to February 2021) and Trustee (April 2019 to February 2021) of AllianzGI Funds Complex

Managing Director and Head of U.S. Funds of Allianz Global Investors U.S. Holdings LLC (April 2019 to March 2021)

Associate General Counsel, Head of U.S. Funds and Retail Legal of Allianz Global Investors U.S. Holdings LLC (2004 to April 2019)

Managing Director, Chief Legal Officer and Secretary of Allianz Global Investors Distributors LLC (2013 to April 2019)

Joseph Lallande 1970	Secretary and Vice President	2022 to Present

General Counsel of Aristotle Pacific Capital, LLC and Deputy Chief Legal Officer of Aristotle Investment Services, LLC (April 2023 to present)

Assistant Vice President and Assistant General Counsel of Pacific Life Insurance Company (September 2010 to April 2023)

Chief Operating Officer and President of Pacific Global ETF Trust (July 2021 to June 2022)

Vice President, Assistant Secretary of Pacific Global ETF Trust (December 2018 to July 2021)

Legal Counsel and Assistant Secretary of Pacific Global Advisors LLC (June 2018 to December 2021)

Joshua B. Schwab 1981	Treasurer and Vice President	2022 to Present

Chief Financial officer/Chief Operating Officer of Aristotle Pacific Capital, LLC and Chief Financial Officer of Aristotle Investment Services, LLC (April 2023 to Present)

Assistant Vice President of Pacific Asset Management LLC (December 2019 to April 2023)

Assistant Vice President, Finance of Pacific Select Distributors, LLC (January 2022 to Present)

Vice President, Treasurer and Principal Financial Officer of Pacific Global ETF Trust (December 2018 to June 2022)

Managing Director of Pacific Global Advisors LLC (June 2018 to December 2021)

Assistant Vice President of Pacific Life Fund Advisors LLC d/b/a Pacific Asset Management (August 2015 to December 2019)

Kim M. St. Hilaire 1972	Vice President	2022 to Present

Managing Director of Aristotle Capital Management, LLC (May 2021 to Present)

Chief Operating Officer of First Pacific Advisors, LLC (August 2018 to May 2021)

Senior Vice President of First Pacific Advisors, LLC (March 2016 to August 2018)

[1]	The officers serve at the pleasure of the Trustees or until their successors have been duly elected and qualified.

Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling 844-ARISTTL (844-274-7885) or on the Funds’ website at www.aristotlefunds.com.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Note 14 – Trustee Compensation

For each fiscal year, each Independent Trustee receives a retainer fee of $150,000. The Chairperson of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $5,000, respectively. Along with this compensation, the Trustees are reimbursed for expenses incurred in connection with attendance at quarterly meetings. The retainer fees and expense reimbursements are allocated proportionally to each Fund within the Trust based on net assets. No compensation is paid by the Trust to any of the Trust’s Officers or the Interested Trustee.

Note 15 – Subsequent Events Evaluation

Phase II Conversion

On June 14, 2023, the Board of Trustees of Investment Managers Series Trust (“ IMST”), upon the recommendation of Aristotle Capital Management, LLC, the current investment adviser to Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund and Aristotle International Equity Fund; Aristotle Atlantic Partners, LLC, the current investment adviser to Aristotle Core Equity Fund; and Aristotle Capital Boston, LLC, the current investment adviser to Aristotle Small Cap Equity Fund, considered and approved each Plan of Reorganization, subject to shareholder approval.

On October 6, 2023, shareholders of certain series of IMST voted to approve the transfer of all of the assets of the respective Predecessor Fund (listed below) to certain series of the Trust in exchange for shares of the Acquiring Fund (listed below) and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Predecessor Fund. The reorganizations of the series of IMST into series of the Trust were completed on October 23, 2023.

Change of Classification to Non-Diversified for Aristotle Growth Equity Fund

Under the 1940 Act, shareholder approval is required to change a fund’s classification from “diversified” to “non-diversified.” Because Aristotle Portfolio Optimization Funds are Aristotle Growth Equity Fund’s only shareholders, the Board was asked to take two actions via a written consent dated October 4, 2023. First, in its capacity as the Board of the Fund, to approve the classification change. Second, in its capacity as the Board of Aristotle Portfolio Optimization Funds, the only shareholders of the Fund, to approve the classification change, including authorizing an officer of Aristotle Portfolio Optimization Funds to sign a written consent reflecting such approval. All necessary approvals were received, and effective October 23, 2023, Aristotle Growth Equity Fund changed from a “diversified” fund to a “non-diversified” fund.

Name Change

Effective as of the close of business on October 20, 2023, the names of the Aristotle Funds listed in the table below were changed to remove the “II” designation:

Current Fund Name	New Fund Name Effective at Close of Business on October 20, 2023
Aristotle Small Cap Equity Fund II	Aristotle Small Cap Equity Fund
Aristotle International Equity Fund II	Aristotle International Equity Fund
Aristotle Value Equity Fund II	Aristotle Value Equity Fund
Aristotle/Saul Global Equity Fund II	Aristotle/Saul Global Equity Fund
Aristotle Core Equity Fund II	Aristotle Core Equity Fund

Class Merger

Effective as of the close of business on November 3, 2023, Aristotle Small Cap Equity Fund Class I-2 converted into Aristotle Small Cap Equity Fund Class I-3, and the merged class was renamed to Class I-2. Following the conversion and name change, the Class I-2 now reflects the details below:

Fund Name	Ticker	CUSIP
Aristotle Small Cap Equity Fund Class I-2	AIBBX	04045F337

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Note 16 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Aristotle ESG Core Bond Fund	Pacific Life Insurance Company	80.92%
Aristotle Ultra Short Income Fund	Pacific Life Insurance Company	51.87%
Aristotle International Equity Fund II	Aristotle Portfolio Optimization Growth Fund	41.34%
Aristotle Growth Equity Fund	Aristotle Portfoio Optimization Moderate Fund	39.05%
Aristotle Core Equity Fund II	Aristotle Portfolio Optimization Growth Fund	36.31%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Growth Fund	35.97%
Aristotle Core Equity Fund II	Aristotle Portfoio Optimization Moderate Fund	35.94%
Aristotle Small Cap Equity Fund II	Pacific Life Insurance Company	34.42%
Aristotle International Equity Fund II	Aristotle Portfoio Optimization Moderate Fund	30.92%
Aristotle High Yield Bond Fund	Aristotle Portfoio Optimization Moderate Fund	29.34%
Aristotle Ultra Short Income Fund	Charles Schwab & Co. Inc.	28.79%
Aristotle Small/Mid Cap Equity Fund	National Financial Services LLC	26.54%

Accounting Standards Update

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

Principal Risks

The following provides information about the principal risks of the Funds identified in the annual Prospectus update.

Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for a Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risks. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.

Asset Allocation Fund of Funds Risk: As a fund of funds, a Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, this theory assumes that asset classes do not move in tandem and that positive returns in one asset class will help offset negative returns in another asset class. You still may lose money if this theory proves incorrect and/or experience price volatility. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, the sub-adviser estimates each Underlying Fund’s investment exposures to determine a Fund’s allocations to the Underlying Fund. As a result, a Fund’s actual allocation to an Underlying Fund, as applicable, may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds. Fund shareholders also bear indirectly their proportionate share of the expenses of the respective Underlying Fund in which the Fund invests.

Conflicts of Interest Risk: The adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. With respect to retaining new Managers for Underlying Funds, if an affiliate of the adviser has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then the adviser may be influenced to recommend its affiliate as Manager of that Underlying

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Fund. With respect to Underlying Funds already managed by an affiliate of the adviser, these competing interests may influence the adviser with regard to remedial measures that it might recommend in the event such a Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by an affiliate of the adviser, the adviser may be influenced to recommend the pursuit of remedial measures other than replacement of its affiliate as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might be the case if the Underlying Fund were managed by an unaffiliated Manager. In addition, the sub-adviser may be influenced by its or the adviser’s view of the best interests of Underlying Funds, such as a view that an Underling Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.

PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds sub-advised by PLFA may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.

Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.

Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.

Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.

ESG Criteria Risk: The sub-adviser’s consideration of ESG Criteria in its investment process could cause a Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. The sub-adviser’s determination of what constitutes ESG Criteria and its process to evaluate the ESG Criteria may differ from other investment advisers. Further, there can be no assurance that the ESG Criteria utilized by the sub-adviser or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. An independent third-party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, and the provider could delay ESG data delivery and evaluation (e.g., changing geo-political risks that may impact involvement in one or more excluded activity), which may have an adverse impact on the Fund’s performance or cause the Fund to hold a security that might be ranked low from an environmental, social or governance perspective, or its methodology could be based on a methodology or perspective different from another provider’s. Because the methodologies for providers are different, if one of the third-party ESG data providers were to be replaced, the Fund’s portfolio could look different. Application of the ESG Criteria may also affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. Given that the ESG Criteria is qualitative and subjective by nature, there can be no assurance that the ESG Criteria utilized by the sub-adviser or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. Given the subjective nature of ESG Criteria, it is also possible that the ESG exclusions and metrics screens may not always be effective in screening out all ESG issues that an issuer might have. In addition, regulations and industry practices related to ESG are evolving rapidly, and the sub-adviser’s practices may change if required to comply with such regulations or adopt such practices.

ETF Risk: Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even cease operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

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Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.

In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.

Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders and may be adversely impacted. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).

It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.

Foreign Investment Risk: Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations.

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Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Changes in exchange rates and interest rates, and the imposition of foreign taxes, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of a Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. A Fund’s investments in depository receipts (including ADRs) are subject to these risks, even if denominated in U.S. Dollars, because changes in currency and exchange rates affect the values of the issuers of depository receipts. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Foreign Markets Risk: Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of the relevant foreign market. Political, social, and economic instability, the impact of economic sanctions, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Foreign countries may also have different auditing standards than the U.S. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes.

These factors can make investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities that represent interests in a foreign (non-U.S.) company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter are subject to the same risks of investments in emerging market countries described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

Geographic Focus Risk: If a Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.

High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.

Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

Information Technology Sector Risk: Information Technology companies face several risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to information technological innovations or changing consumer preferences. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. A Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.

Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

Leverage Risk: A Fund’s investment in forward commitments, futures contracts, options, or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. There is no guarantee that a Fund will use leverage, or when it does, that a Fund’s leveraging strategy will be successful or produce a high return on an investment.

LIBOR Transition Risk: Certain investments in which the Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it would no longer compel the banks to continue to submit the

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Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

daily rates for the calculation of LIBOR after 2021. The IBA ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023. In addition, global regulators previously announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law in the U.S, and regulations implementing the law became effective on February 27, 2023. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on the Secured Overnight Financing Rate (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for certain contracts that reference LIBOR and contain no, or insufficient, fallback provisions.

Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the transition to, and nature of, any selected replacement rates, as well as the impact on investments that utilized LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that relied on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. Each Fund may borrow money to the extent permitted under the 1940 Act to meet redemption requests by Fund shareholders; however, these actions may increase the expenses for a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.

Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.

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Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Extension Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.

Interest Rate Risk – When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.

Subprime Risk – Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.

Prepayment Risk – In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.

Call Risk – Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.

U.S. Government Securities Risk – Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.

Issuer Risk – Mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies.

Stripped Mortgage-Related Securities Risk – Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.

In addition, for Aristotle ESG Core Bond Fund, current ESG metrics used by the sub-adviser are limited for mortgage-related and asset-backed securities as ESG metrics are available only for the corporate issuer of those securities and not for each underlying individual security. This results in the evaluation of ESG considerations for the corporate issuer of a pool of mortgage-related securities and asset-backed securities at the corporate issuer level but not the underlying securities that constitute the pool.

Non-Diversification Risk: A “non-diversified” mutual fund may hold a smaller number of portfolio securities than many other funds. To the extent a non-diversified fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the fund may affect its value more than if it invested in a larger number of issuers. The value of the fund’s shares may be more volatile than the values of shares of more diversified funds.

Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.

Aristotle Funds Series Trust
Notes to Financial Statements (Continued)
September 30, 2023 (Unaudited)

Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.

Underlying Fund Risk: Because a Fund is available for investment by the Portfolio Optimization Funds and thus may have a significant percentage of its outstanding shares held by a Portfolio Optimization Fund, a change in asset allocation by a Portfolio Optimization Fund could result in large redemptions out of a Fund, causing the sale of securities in a short timeframe and potential increases in expenses to a Fund and its remaining shareholders, both of which could negatively impact performance.

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.

Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.

Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Tailored Shareholder Reporting

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

Aristotle Funds Series Trust
Initial Approval of Advisory and Sub-Advisory Agreements
September 30, 2023 (Unaudited)

At the January 17, 2023 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the Aristotle Funds Series Trust (the “Trust”), the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the funds listed in the table below (the “Funds”), the appointment of Aristotle Investment Services, LLC (“AIS”) as investment adviser to each of the Funds pursuant to an investment advisory agreement and the appointment of the sub-advisers listed in the table below as sub-advisers to the Funds as indicated in the table below, pursuant to the sub-advisory agreements (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).

Funds (each a “Fund,” and collectively, the “Funds”)	Sub-Advisers (the “Sub-Advisers”)

Aristotle Portfolio Optimization Conservative Fund

Aristotle Portfolio Optimization Moderate Conservative Fund

Aristotle Portfolio Optimization Moderate Fund

Aristotle Portfolio Optimization Growth Fund

Aristotle Portfolio Optimization Aggressive Growth Fund

Pacific Life Fund Advisors LLC (“PLFA”)
Aristotle Small Cap Equity Fund II Aristotle Small/Mid Cap Equity Fund	Aristotle Capital Boston, LLC (“Aristotle Boston”)

Aristotle Ultra Short Income Fund

Aristotle Short Duration Income Fund

Aristotle Core Income Fund

Aristotle ESG Core Bond Fund

Aristotle Strategic Income Fund

Aristotle Floating Rate Income Fund

Aristotle High Yield Bond Fund

Aristotle Pacific Capital, LLC (“Aristotle Pacific”)
Aristotle Growth Equity Fund Aristotle Core Equity Fund II	Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)
Aristotle Value Equity Fund II Aristotle International Equity Fund II Aristotle/Saul Global Equity Fund II	Aristotle Capital Management, LLC (“Aristotle Capital”)
Aristotle High Income Fund	Aristotle Credit Partners, LLC (“Aristotle Credit”)

The Board was provided with materials relating to the Funds, AIS and the Sub-Advisers in advance of the Meeting. Prior to the Meeting, the Independent Trustees met to discuss the information provided by AIS and the Sub-Advisers and provided additional follow-up questions to AIS and the Sub-Advisers following the Board’s initial information request, which were responded to by AIS and the Sub-Advisers. The Trustees considered all related materials provided in advance of the Meeting along with presentations made by AIS and the Sub-Advisers during the January 17 Meeting, as well as the Board’s meeting on December 16, 2022.

In making their determinations, the Board took into account information provided to them as to the services to be provided by AIS and the Sub-Advisers under the Advisory Agreements, including information relating to the Sub-Advisers’ investment approach and processes. The Board also considered the experience of the portfolio managers at the Sub-Advisers that are expected to manage the Funds. The Board also considered information concerning the past performance records of the Sub-Advisers in managing investment strategies intended to be employed by each of the Funds.

The Board considered the advisory fees that AIS proposed for the Funds and the sub-advisory fees proposed to be paid by AIS to the Sub-Advisers. The Board considered the unitary fee structure proposed to be utilized by the Funds and considered the effect of a fee waiver on the total expense ratio of each Fund, noting that each of the Funds would have the same or lower total expense ratio as their predecessor funds from the Pacific Funds Series Trust. The Board considered information regarding the category of peer funds to which AIS expects the Funds to be assigned by a third party.

The Board considered whether a Fund may benefit from economies of scale realized by AIS in the event of growth in the Fund’s assets. The Board considered the estimated profitability provided by AIS.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with AIS and Trust counsel, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

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Aristotle Funds Series Trust
Statement Regarding the Trust’s Liquidity Risk Management Program
September 30, 2023 (Unaudited)

Consistent with Rule 22e-4 promulgated under the Investment Company Act of 1940, as amended, the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining Funds’ shareholders. The Trust’s Board of Trustees (the “Board”) has appointed the Adviser to administer the Program. The Adviser uses certain market and liquidity classification data provided by a third party in fulfilling its responsibilities as the Program administrator.

At a meeting of the Board held in January 2023 the Adviser presented an overview of the Program, including elements required by Rule 22e-4, the Adviser’s approach to liquidity monitoring and classification of the Funds’ investments effective April 2023.

Since becoming effective, the Program has supported the Funds’ ability to honor redemption requests in a timely manner and the Adviser’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

Aristotle Funds Series Trust
Additional Notices
September 30, 2023 (Unaudited)

Auditor Change Notes

As a result of the reorganization of the Predecessor Funds into the Aristotle Funds Series Trust on April 17, 2023, Deloitte & Touche, LLP was dismissed as the independent registered public accounting firm for the Predecessor Funds, series of Pacific Funds Series Trust. The Board, upon the recommendation of the Trust’s audit committee, selected Tait, Weller & Baker LLP as independent registered public accounting firm for the Aristotle Funds Series Trust effective April 17, 2023. The audited reports by Deloitte & Touche, LLP on the financial statements of the Predecessor Funds as of and for the fiscal years ended March 31, 2023 and 2022, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the last two fiscal years ended March 31, 2023, and March 31, 2022 there were no (1) disagreements with Deloitte & Touche, LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events (as defined in Regulation S-K 304(a)(1)(v)). During the last two fiscal years ended March 31, 2023 and March 31, 2022 (i) the Predecessor Funds did not (a) consult with Tait, Weller & Baker LLP as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements or (b) receive a written report or oral advice that Tait, Weller & Baker LLP concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii) the Predecessor Funds did not consult Tait, Weller & Baker LLP on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1) (iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 844-ARISTTL (844-274-7885) or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 844-ARISTTL (844-274-7885) or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free 844-ARISTTL (844-274-7885) or by visiting the Funds’ website https://www.aristotlefunds.com/resources/prospectuses-reports.

Aristotle Funds Series Trust
Additional Notices (Continued)
September 30, 2023 (Unaudited)

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at 844-ARISTTL (844-274-7885).

Aristotle Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
844-ARISTTL (844-274-7885)

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Aristotle Funds Series Trust

Adviser
Aristotle Investment Services, LLC
11100 Santa Monica Blvd, Suite 1700
Los Angeles, CA 90025

Sub-Adviser Aristotle Atlantic Partners, LLC 50 Central Avenue, Suite 750 Sarasota, FL 34236 Sub-Adviser Aristotle Capital Boston, LLC One Federal St., 36th Floor Boston, MA 02110

Sub-Adviser
Aristotle Capital Management, LLC
11100 Santa Monica Boulevard, Suite 1700
Los Angeles, CA 90025

Sub-Adviser
Aristotle Pacific Capital LLC
840 Newport Center Drive, Suite 700
Newport Beach, CA 92660

Sub-Adviser
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Newport Beach, CA 92660

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place, 50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102.

Custodian
U.S. Bank, N.A
1555 North RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Legal Counsel
Ropes & Gray, LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aristotle Funds Series Trust

By:	/s/ Richard Schweitzer
Richard Schweitzer
President

Date:	12/11/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Schweitzer
Richard Schweitzer
President

Date:	12/11/23

By:	/s/ Joshua B. Schwab
Joshua B. Schwab
Treasurer

Date:	12/6/23

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